Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (53.0%)

		Communication Services (5.8%)

2,500,000		Bandwidth, Inc.* 0.250%, 03/01/26	$4,224,138

12,000,000		Bilibili, Inc.~ 1.375%, 04/01/26	22,005,000

15,000,000	EUR	Cellnex Telecom, SA 1.500%, 01/16/26	31,996,291

1,000,000,000	JPY	CyberAgent, Inc. 0.000%, 02/19/25	11,180,388

2,500,000		Eventbrite, Inc.* 5.000%, 12/01/25	2,373,713

		iQIYI, Inc.^

20,000,000		2.000%, 04/01/25	19,302,900

10,000,000		3.750%, 12/01/23	10,598,950

		JOYY, Inc.^

10,000,000		1.375%, 06/15/26	10,642,950

10,000,000		0.750%, 06/15/25	10,577,750

		Liberty Media Corp.*

12,500,000		2.750%, 12/01/49	12,013,500

5,000,000		2.250%, 12/01/48	5,229,525

5,000,000		Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	5,803,675

5,000,000		Match Group FinanceCo 3, Inc.* 2.000%, 01/15/30	7,349,800

30,000,000		Match Group FinanceCo, Inc.*~ 0.875%, 10/01/22	70,792,800

12,500,000		Momo, Inc. 1.250%, 07/01/25	10,142,437

		Sea, Ltd.

15,000,000		2.375%, 12/01/25*	23,225,550

12,500,000		1.000%, 12/01/24*~	30,834,062

10,000,000		2.250%, 07/01/23	61,591,950

		Snap, Inc.*

29,970,000		0.750%, 08/01/26~	37,697,015

15,000,000		0.250%, 05/01/25	19,044,675

		Twitter, Inc.

34,000,000		0.250%, 06/15/24~^	35,238,620

15,000,000		1.000%, 09/15/21	14,845,650

13,000,000		World Wrestling Entertainment, Inc.~ 3.375%, 12/15/23	25,591,735

		Zillow Group, Inc.*

15,500,000		0.750%, 09/01/24~	25,702,410

7,500,000		1.375%, 09/01/26	12,632,925

22,500,000		Zynga, Inc.~ 0.250%, 06/01/24	30,131,550

			550,769,959

		Consumer Discretionary (12.6%)

5,000,000		American Eagle Outfitters, Inc.* 3.750%, 04/15/25	6,719,850

61,250,000		Carnival Corp.*~ 5.750%, 04/01/23	88,999,006

		Chegg, Inc.

17,500,000		0.250%, 05/15/23~	52,804,588

13,457,000		0.125%, 03/15/25	22,536,034

10,000,000	EUR	Delivery Hero, SE 1.000%, 01/23/27	14,395,146

		Etsy, Inc.

11,500,000		0.125%, 10/01/26*	17,477,010

10,000,000		0.000%, 03/01/23~	32,629,550

PRINCIPAL AMOUNT			VALUE

10,000,000		Farfetch, Ltd.* 3.750%, 05/01/27	$18,199,350

15,000,000		Guess, Inc. 2.000%, 04/15/24	10,498,350

27,500,000		MercadoLibre, Inc.~ 2.000%, 08/15/28	71,930,238

27,500,000		NCL Corp., Ltd.*~ 6.000%, 05/15/24	32,327,350

20,000,000		NIO, Inc. 4.500%, 02/01/24	28,625,000

10,000,000		Pinduoduo, Inc.* 0.000%, 10/01/24	21,444,850

7,000,000		Quotient Technology, Inc. 1.750%, 12/01/22	6,646,430

2,000,000		RealReal, Inc.* 3.000%, 06/15/25	2,125,780

14,104,000		Royal Caribbean Cruises, Ltd.* 4.250%, 06/15/23	13,507,894

		Tesla, Inc.~

65,000,000		2.375%, 03/15/22	284,441,950

45,000,000		2.000%, 05/15/24	211,097,025

25,000,000		1.250%, 03/01/21^	98,973,750

15,000,000		Under Armour, Inc.* 1.500%, 06/01/24	18,046,350

		Wayfair, Inc.~

35,000,000		1.000%, 08/15/26*	66,199,175

19,821,000		1.125%, 11/01/24	45,758,364

12,500,000		0.375%, 09/01/22	31,977,125

			1,197,360,165

		Consumer Staples (0.2%)

10,000,000		Herbalife Nutrition, Ltd. 2.625%, 03/15/24	10,574,600

4,000,000		Turning Point Brands, Inc. 2.500%, 07/15/24	3,673,240

610,000,000	JPY	Yaoko Company, Ltd. 0.000%, 06/20/24	7,995,578

			22,243,418

		Energy (0.2%)

15,000,000		Chesapeake Energy Corp.@ 5.500%, 09/15/26	720,450

5,000,000		Nabors Industries, Inc. 0.750%, 01/15/24	1,525,625

5,000,000		Oasis Petroleum, Inc.~ 2.625%, 09/15/23	660,675

4,000,000		Renewable Energy Group, Inc. 4.000%, 06/15/36	10,582,340

4,000,000		SEACOR Holdings, Inc. 3.250%, 05/15/30	2,966,180

			16,455,270

		Financials (0.9%)

3,500,000		Apollo Commercial Real Estate Finance, Inc. 4.750%, 08/23/22	3,103,433

21,120,000		AXA, SA*~ 7.250%, 05/15/21	20,172,346

8,052,000		GSK Finance No 3, PLC* 0.000%, 06/22/23	8,520,143

5,000,000		Heritage Insurance Holdings, Inc. 5.875%, 08/01/37	5,128,550

5,000,000		Hope Bancorp, Inc. 2.000%, 05/15/38	4,009,050

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

10,467,000	JPMorgan Chase Financial Company, LLC (Voya Financial, Inc.)§ 0.250%, 05/01/23	$10,057,322

	LendingTree, Inc.

12,500,000	0.625%, 06/01/22	21,703,375

12,500,000	0.500%, 07/15/25*	13,137,312

5,000,000	PRA Group, Inc. 3.500%, 06/01/23	5,293,750

		91,125,281

	Health Care (6.0%)

5,000,000	Aerie Pharmaceuticals, Inc.* 1.500%, 10/01/24	4,078,475

7,500,000	Allscripts Healthcare Solutions, Inc.* 0.875%, 01/01/27	6,851,963

5,000,000	AMAG Pharmaceuticals, Inc.~ 3.250%, 06/01/22	4,336,675

6,000,000	Bridgebio Pharma, Inc.* 2.500%, 03/15/27	5,760,390

3,759,000	Coherus Biosciences, Inc.* 1.500%, 04/15/26	4,214,572

3,500,000	Collegium Pharmaceutical, Inc. 2.625%, 02/15/26	3,085,985

10,000,000	CONMED Corp.^ 2.625%, 02/01/24	11,396,100

15,000,000	DexCom, Inc.~ 0.750%, 12/01/23	40,213,050

5,000,000	Evolent Health, Inc. 1.500%, 10/15/25	3,767,225

10,000,000	Halozyme Therapeutics, Inc.* 1.250%, 12/01/24	13,247,700

17,000,000	Innoviva, Inc.~ 2.500%, 08/15/25	17,755,565

8,500,000	Insmed, Inc.~ 1.750%, 01/15/25	8,275,302

	Intercept Pharmaceuticals, Inc.

5,000,000	3.250%, 07/01/23	3,965,900

5,000,000	2.000%, 05/15/26	3,680,775

3,000,000	Invacare Corp. 4.500%, 06/01/22	2,626,770

5,000,000	Invitae Corp.*^ 2.000%, 09/01/24	6,117,975

29,243,000	Ionis Pharmaceuticals, Inc.*~ 0.125%, 12/15/24	28,740,898

	Ironwood Pharmaceuticals, Inc.

9,500,000	1.500%, 06/15/26*~	9,320,687

7,500,000	0.750%, 06/15/24*	7,358,588

2,423,000	2.250%, 06/15/22	2,512,881

15,000,000	Jazz Investments I, Ltd.* 2.000%, 06/15/26	15,470,550

10,000,000	Ligand Pharmaceuticals, Inc.~ 0.750%, 05/15/23	9,157,600

4,000,000	Livongo Health, Inc.* 0.875%, 06/01/25	7,400,620

5,000,000	Luckin Coffee, Inc.* 0.750%, 01/15/25	1,982,775

5,000,000	Mesa Laboratories, Inc. 1.375%, 08/15/25	5,271,150

2,343,000	NanoString Technologies, Inc.* 2.625%, 03/01/25	2,460,443

10,000,000	Natera, Inc.* 2.250%, 05/01/27	14,833,200

15,000,000	Neurocrine Biosciences, Inc.~ 2.250%, 05/15/24	24,873,825

PRINCIPAL AMOUNT		VALUE

	NuVasive, Inc.

22,050,000	2.250%, 03/15/21~	$24,431,510

4,000,000	0.375%, 03/15/25*	3,710,100

5,000,000	OPKO Health, Inc. 4.500%, 02/15/25	7,378,525

	Pacira BioSciences, Inc.

8,633,000	0.750%, 08/01/25*	8,789,257

1,895,000	2.375%, 04/01/22	2,087,267

6,661,000	Quidel Corp.~ 3.250%, 12/15/20	58,773,667

5,000,000	Radius Health, Inc. 3.000%, 09/01/24	3,799,125

5,000,000	Retrophin, Inc. 2.500%, 09/15/25	4,255,600

4,000,000	Revance Therapeutics, Inc.*^ 1.750%, 02/15/27	3,903,760

20,000,000	Sarepta Therapeutics, Inc.~ 1.500%, 11/15/24	44,438,700

10,000,000	Supernus Pharmaceuticals, Inc. 0.625%, 04/01/23	9,076,300

6,276,000	Tabula Rasa HealthCare, Inc.*^ 1.750%, 02/15/26	6,578,409

	Teladoc Health, Inc.

16,500,000	1.375%, 05/15/25~^	73,379,955

10,000,000	1.250%, 06/01/27*	12,869,000

5,000,000	Theravance Biopharma, Inc. 3.250%, 11/01/23	4,779,525

5,000,000	Tilray, Inc. 5.000%, 10/01/23	2,287,450

11,461,000	Wright Medical Group, Inc. 1.625%, 06/15/23	11,938,007

13,500,000	Wright Medical Group, NV~ 2.250%, 11/15/21	19,227,847

		570,461,643

	Industrials (1.0%)

5,000,000	Aerojet Rocketdyne Holdings, Inc.~ 2.250%, 12/15/23	8,234,675

10,285,000	Air Canada* 4.000%, 07/01/25	10,758,316

10,000,000	American Airlines Group, Inc. 6.500%, 07/01/25	8,290,450

11,250,000	FTI Consulting, Inc. 2.000%, 08/15/23	14,933,025

17,500,000	Lyft, Inc.* 1.500%, 05/15/25	18,732,087

15,000,000	Southwest Airlines Company 1.250%, 05/01/25	17,514,525

10,000,000	Spirit Airlines, Inc. 4.750%, 05/15/25	13,680,500

		92,143,578

	Information Technology (24.9%)

5,000,000	2U, Inc.* 2.250%, 05/01/25	9,020,350

7,500,000	8x8, Inc.^ 0.500%, 02/01/24	6,903,713

38,500,000	Advanced Micro Devices, Inc.~ 2.125%, 09/01/26	372,114,435

	Akamai Technologies, Inc.

11,500,000	0.375%, 09/01/27*~	13,265,537

10,000,000	0.125%, 05/01/25	13,048,200

10,000,000	Altair Engineering, Inc.~ 0.250%, 06/01/24	10,832,950

See accompanying Notes to Schedule of Investments

Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Alteryx, Inc.*

10,000,000	1.000%, 08/01/26	$12,288,450

10,000,000	0.500%, 08/01/24	12,031,000

49,000,000	Atlassian, Inc.~ 0.625%, 05/01/23	107,490,565

5,000,000	Avaya Holdings Corp. 2.250%, 06/15/23	4,274,775

7,500,000	Benefitfocus, Inc. 1.250%, 12/15/23	5,940,338

14,000,000	Blackline, Inc.*~ 0.125%, 08/01/24	19,071,360

3,000,000	CalAmp Corp. 2.000%, 08/01/25	2,418,825

10,000,000	Cloudflare, Inc.* 0.750%, 05/15/25	13,557,800

	Coupa Software, Inc.~

20,000,000	0.375%, 06/15/26*	25,107,600

11,376,000	0.125%, 06/15/25	22,742,615

10,000,000	Cree, Inc.* 1.750%, 05/01/26	16,221,450

11,000,000	CSG Systems International, Inc.~ 4.250%, 03/15/36	11,608,630

10,000,000	CyberArk Software, Ltd.* 0.000%, 11/15/24	10,294,150

2,500,000	Cypress Semiconductor Corp. 4.500%, 01/15/22	4,420,438

10,000,000	Datadog, Inc.* 0.125%, 06/15/25	12,642,000

3,000,000	DocuSign, Inc. 0.500%, 09/15/23	9,138,990

	FireEye, Inc.

12,500,000	0.875%, 06/01/24	12,341,375

5,000,000	1.625%, 06/01/35	4,839,900

17,000,000	Five9, Inc.*^ 0.500%, 06/01/25	19,672,825

5,000,000	GDS Holdings, Ltd.^ 2.000%, 06/01/25	8,299,000

20,000,000	Guidewire Software, Inc.~ 1.250%, 03/15/25	24,567,700

2,500,000	i3 Verticals, LLC* 1.000%, 02/15/25	2,169,838

5,000,000	II-VI, Inc.^ 0.250%, 09/01/22	6,372,250

2,500,000	Impinj, Inc.* 2.000%, 12/15/26	2,429,550

15,000,000	Infinera Corp.~ 2.125%, 09/01/24	15,390,375

5,000,000	Inphi Corp.*^ 0.750%, 04/15/25	6,513,950

10,000,000	Insight Enterprises, Inc.* 0.750%, 02/15/25	9,680,850

25,000,000	j2 Global, Inc.~ 3.250%, 06/15/29	26,075,000

2,500,000	Limelight Networks, Inc.* 3.500%, 08/01/25	2,656,000

7,500,000	Liveperson, Inc. 0.750%, 03/01/24	9,511,838

20,000,000	Lumentum Holdings, Inc.*~ 0.500%, 12/15/26	23,457,000

	Microchip Technology, Inc.

20,000,000	1.625%, 02/15/25~	43,443,100

7,500,000	2.250%, 02/15/37^	10,709,137

17,475,000	Micron Technology, Inc.~ 3.125%, 05/01/32	87,368,796

	MongoDB, Inc.

35,000,000	0.250%, 01/15/26*~	45,671,675

3,000,000	0.750%, 06/15/24	10,127,850

PRINCIPAL AMOUNT		VALUE

15,000,000	New Relic, Inc.~ 0.500%, 05/01/23	$15,019,650

20,000,000	Nice Systems, Inc.~^ 1.250%, 01/15/24	49,535,800

20,229,000	Nuance Communications, Inc.~ 1.000%, 12/15/35	25,422,088

12,500,000	Nutanix, Inc.~ 0.000%, 01/15/23	11,517,562

	Okta, Inc.*~

20,000,000	0.375%, 06/15/26	23,474,500

17,500,000	0.125%, 09/01/25^	23,851,537

15,000,000	ON Semiconductor Corp.~^ 1.625%, 10/15/23	18,754,500

10,000,000	OSI Systems, Inc.~

	1.250%, 09/01/22	9,712,500

	Palo Alto Networks, Inc.

40,925,000	0.750%, 07/01/23~	47,532,341

20,000,000	0.375%, 06/01/25*	21,705,000

4,500,000	PAR Technology Corp.* 2.875%, 04/15/26	4,379,085

14,000,000	Pegasystems, Inc.* 0.750%, 03/01/25	15,655,850

10,000,000	Pluralsight, Inc. 0.375%, 03/01/24	9,305,000

7,000,000	Proofpoint, Inc.* 0.250%, 08/15/24	7,187,320

5,000,000	PROS Holdings, Inc.* 1.000%, 05/15/24	4,423,975

10,000,000	Pure Storage, Inc. 0.125%, 04/15/23	10,065,300

	Q2 Holdings, Inc.

15,000,000	0.750%, 02/15/23~	25,955,850

5,625,000	0.750%, 06/01/26	7,010,888

5,000,000	Rapid7, Inc.^ 1.250%, 08/01/23	7,653,700

20,000,000	RealPage, Inc.~ 1.500%, 11/15/22	31,518,900

	RingCentral, Inc.~

28,000,000	0.000%, 03/15/23	99,775,480

7,000,000	0.000%, 03/01/25*	7,690,900

14,500,000	SailPoint Technologies Holding, Inc.*^ 0.125%, 09/15/24	18,649,827

50,000,000	ServiceNow, Inc.~ 0.000%, 06/01/22	162,827,750

12,926,000	Silicon Laboratories, Inc.* 0.625%, 06/15/25	14,163,212

3,000,000	SMART Global Holdings, Inc.* 2.250%, 02/15/26	2,821,470

	Splunk, Inc.~

35,000,000	0.500%, 09/15/23	53,173,400

32,500,000	1.125%, 09/15/25	50,601,200

	Square, Inc.~

25,000,000	0.375%, 03/01/22	141,911,125

25,000,000	0.125%, 03/01/25*	33,317,500

12,500,000	Synaptics, Inc.~ 0.500%, 06/15/22	15,615,750

15,000,000	Teradyne, Inc.~^ 1.250%, 12/15/23	42,919,125

15,000,000	TTM Technologies, Inc.~ 1.750%, 12/15/20	19,282,800

30,000,000	Twilio, Inc.~^ 0.250%, 06/01/23	117,582,450

6,000,000	Viavi Solutions, Inc.~^ 1.000%, 03/01/24	7,404,000

10,000,000	Vishay Intertechnology, Inc.^ 2.250%, 06/15/25	9,652,050

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

10,000,000		Weibo Corp. 1.250%, 11/15/22	$9,547,400

35,000,000		Workday, Inc.~ 0.250%, 10/01/22	47,291,475

12,500,000		Workiva, Inc.* 1.125%, 08/15/26	12,305,312

		Zendesk, Inc.

15,000,000		0.625%, 06/15/25*	16,962,825

10,000,000		0.250%, 03/15/23^	15,533,250

7,500,000		Zscaler, Inc.* 0.125%, 07/01/25	8,537,550

			2,362,979,377

		Materials (0.2%)

10,000,000		Allegheny Technologies, Inc.* 3.500%, 06/15/25	9,427,650

5,000,000		SSR Mining, Inc. 2.500%, 04/01/39	7,722,925

5,000,000		United States Steel Corp.* 5.000%, 11/01/26	3,698,225

			20,848,800

		Real Estate (1.2%)

10,000,000	EUR	Deutsche Wohnen, SE 0.325%, 07/26/24	12,785,241

47,500,000		Extra Space Storage, LP*~ 3.125%, 10/01/35	53,924,612

17,700,000		IH Merger Sub, LLC~ 3.500%, 01/15/22	24,291,657

10,500,000	EUR	IMMOFINANZ, AG 1.500%, 01/24/24	11,958,034

7,500,000		iStar, Inc. 3.125%, 09/15/22	7,884,150

			110,843,694

		TOTAL CONVERTIBLE BONDS (Cost $3,284,801,738)	5,035,231,185

CORPORATE BONDS (0.1%)

		Communication Services (0.0%)

3,000,000		Sirius XM Radio, Inc.* 3.875%, 08/01/22	3,062,535

		Consumer Discretionary (0.1%)

		Lennar Corp.

894,000		4.750%, 04/01/21	909,028

3,000,000		8.375%, 01/15/21	3,101,340

			4,010,368

		Information Technology (0.0%)

1,400,000		Dell International, LLC / EMC Corp.* 5.875%, 06/15/21	1,404,697

		Materials (0.0%)

1,223,000		DuPont de Nemours, Inc. 3.766%, 11/15/20	1,234,435

		TOTAL CORPORATE BONDS (Cost $9,221,958)	9,712,035

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (5.2%)

	Communication Services (0.3%)

21,292	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	$22,186,051

	Consumer Discretionary (0.1%)

116,491	Aptiv, PLC

	5.500%, 06/15/23	11,906,545

	Consumer Staples (0.1%)

100,000	Energizer Holdings, Inc.^ 7.500%, 01/15/22	10,050,000

	Financials (1.2%)

280,000	2017 Mandatory Exchangeable Trust*~ 5.188%, 12/01/20	60,883,200

15,000	2020 Mandatory Exchangeable Trust* 6.500%, 05/16/23	19,001,505

322,820	Assurant, Inc.~ 6.500%, 03/15/21	34,893,614

		114,778,319

	Health Care (0.5%)

340,000	Avantor, Inc.~ 6.250%, 05/15/22	24,524,200

150,886	Boston Scientific Corp. 5.500%, 06/01/23	16,942,989

3,500	Danaher Corp. 4.750%, 04/15/22	4,966,920

		46,434,109

	Industrials (0.7%)

230,000	Colfax Corp.~ 5.750%, 01/15/22	28,934,000

25,500	Fortive Corp. 5.000%, 07/01/21	22,547,610

154,200	Stanley Black & Decker, Inc. 5.250%, 11/15/22	14,719,932

		66,201,542

	Information Technology (0.1%)

50,000	II-VI, Inc. 6.000%, 07/01/23	11,301,445

	Materials (0.1%)

242,647	International Flavors & Fragrances, Inc. 6.000%, 09/15/21	11,103,527

	Utilities (2.1%)

99,780	American Electric Power Company, Inc. 6.125%, 03/15/22	5,148,648

400,000	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)§ 7.000%, 09/01/21	14,460,000

300,000	DTE Energy Company 6.250%, 11/01/22	13,527,000

308,881	Essential Utilities, Inc. 6.000%, 04/30/22	18,186,913

See accompanying Notes to Schedule of Investments

Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES		VALUE

	NextEra Energy, Inc.

650,000	4.872%, 09/01/22~	$35,886,500

205,000	5.279%, 03/01/23	9,930,200

150,000	PG&E Corp.^ 5.500%, 08/16/23	15,037,500

	Sempra Energy

463,385	6.000%, 01/15/21~	47,330,144

135,000	6.750%, 07/15/21^	13,977,900

88,235	South Jersey Industries, Inc.^ 7.250%, 04/15/21	3,491,459

400,000	Southern Company

	6.750%, 08/01/22	18,448,000

		195,424,264

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $460,105,863)	489,385,802

COMMON STOCKS (43.4%)

	Communication Services (4.7%)

103,723	Activision Blizzard, Inc.	8,570,631

44,159	Alphabet, Inc. - Class A~#	65,706,384

45,707	Alphabet, Inc. - Class C~#	67,781,653

1,113,927	AT&T, Inc.~	32,949,961

29,847	Charter Communications, Inc. - Class A#	17,311,260

736,342	Comcast Corp. - Class A~	31,515,438

443,485	Facebook, Inc. - Class A~#	112,498,840

127,245	Fox Corp. - Class A	3,279,104

69,790	Netflix, Inc.#	34,118,935

121,672	Twitter, Inc.#	4,428,861

655,284	Verizon Communications, Inc.~	37,665,724

287,624	Walt Disney Company~	33,634,750

		449,461,541

	Consumer Discretionary (5.1%)

65,220	Amazon.com, Inc.~#	206,400,430

102,989	Aptiv, PLC	8,007,395

5,896	Booking Holdings, Inc.~#	9,799,918

136,658	D.R. Horton, Inc.~	9,041,293

44,983	Darden Restaurants, Inc.~	3,414,210

39,020	Dollar General Corp.~	7,429,408

157,310	eBay, Inc.	8,696,097

62,008	Expedia Group, Inc.	5,023,268

610,961	Ford Motor Company~	4,038,452

162,747	General Motors Company	4,050,773

187,934	Home Depot, Inc.~	49,894,598

92,272	Leggett & Platt, Inc.	3,699,184

154,655	Lowe’s Companies, Inc.~	23,029,676

152,108	McDonald’s Corp.	29,551,542

267,080	MGM Resorts International^	4,297,317

37,263	Mohawk Industries, Inc.~#	2,975,451

203,389	Nike, Inc. - Class B~	19,852,800

18,498	O’Reilly Automotive, Inc.#	8,830,575

37,179	PVH Corp.~	1,809,130

77,679	Ross Stores, Inc.~	6,965,476

127,874	Royal Caribbean Cruises, Ltd.	6,228,743

188,659	Starbucks Corp.~	14,438,073

116,675	Target Corp.~	14,687,049

100,040	Tiffany & Company	12,541,014

242,820	TJX Companies, Inc.~	12,624,212

14,230	Ulta Beauty, Inc.#	2,746,248

81,958	VF Corp.	4,946,985

NUMBER OF SHARES		VALUE

46,909	Wynn Resorts, Ltd.	$3,397,619

		488,416,936

	Consumer Staples (3.1%)

316,232	Altria Group, Inc.~	13,012,947

128,627	Archer-Daniels-Midland Company~	5,509,094

82,665	Church & Dwight Company, Inc.	7,963,120

644,384	Coca-Cola Company	30,440,700

127,459	Colgate-Palmolive Company~	9,839,835

42,597	Constellation Brands, Inc. - Class A	7,590,785

50,620	Costco Wholesale Corp.~	16,478,329

139,412	General Mills, Inc.	8,820,597

102,752	Kellogg Company~	7,088,861

76,583	Kimberly-Clark Corp.	11,643,679

177,109	Kraft Heinz Company	6,089,007

183,567	Kroger Company	6,386,296

295,790	Mondelez International, Inc. - Class A	16,413,387

79,579	Monster Beverage Corp.#	6,245,360

213,468	PepsiCo, Inc.~	29,386,005

169,725	Philip Morris International, Inc.~	13,036,577

381,284	Procter & Gamble Company	49,993,958

106,347	Sysco Corp.	5,620,439

129,327	Walgreens Boots Alliance, Inc.	5,264,902

280,647	Walmart, Inc.~	36,315,722

		293,139,600

	Energy (1.2%)

348,174	Chevron Corp.~	29,225,726

285,704	ConocoPhillips~	10,682,473

63,030	EOG Resources, Inc.~	2,952,956

386,730	Exxon Mobil Corp.~	16,273,598

147,263	Hess Corp.	7,246,812

436,222	Kinder Morgan, Inc.	6,150,730

326,582	Marathon Petroleum Corp.	12,475,432

100,000	Noble Energy, Inc.	999,000

135,385	Occidental Petroleum Corp.	2,130,960

87,443	ONEOK, Inc.	2,440,534

61,377	Phillips 66~	3,806,602

78,657	Pioneer Natural Resources Company	7,623,436

194,566	Schlumberger, Ltd.	3,529,427

59,380	Valero Energy Corp.~	3,338,937

220,099	Williams Companies, Inc.	4,210,494

		113,087,117

	Financials (4.5%)

108,422	Aflac, Inc.~	3,856,571

84,591	Allstate Corp.~	7,984,544

97,747	American Express Company~	9,121,750

309,293	American International Group, Inc.~	9,940,677

42,384	Ameriprise Financial, Inc.	6,511,454

75,617	Arthur J. Gallagher & Company	8,128,071

63,577	Assurant, Inc.	6,832,620

1,719,057	Bank of America Corp.~	42,770,138

157,854	Bank of New York Mellon Corp.	5,659,066

279,577	Berkshire Hathaway, Inc. - Class B~#	54,735,585

16,378	BlackRock, Inc.~	9,417,514

219,172	Capital One Financial Corp.~	13,983,174

108,791	Cboe Global Markets, Inc.	9,540,971

119,524	Charles Schwab Corp.~	3,962,221

70,602	Chubb, Ltd.~	8,983,398

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES		VALUE

366,306	Citigroup, Inc.~	$18,318,963

34,063	CME Group, Inc.	5,660,589

74,771	Discover Financial Services	3,695,930

105,462	E*TRADE Financial Corp.	5,354,306

78,425	First Republic Bank	8,821,244

91,821	Goldman Sachs Group, Inc.~	18,176,885

561,712	JPMorgan Chase & Company~	54,283,848

42,133	M&T Bank Corp.	4,463,991

116,892	Marsh & McLennan Companies, Inc.	13,629,607

127,359	MetLife, Inc.~	4,820,538

306,769	Morgan Stanley~	14,994,869

67,486	Northern Trust Corp.	5,287,528

50,718	Prudential Financial, Inc.~	3,214,000

44,024	S&P Global, Inc.	15,419,406

63,737	State Street Corp.~	4,065,783

56,533	Travelers Companies, Inc.~	6,468,506

113,915	Truist Financial Corp.	4,267,256

341,695	US Bancorp	12,588,044

561,240	Wells Fargo & Company~	13,615,682

203,429	Zions Bancorporation, N.A.	6,605,340

		425,180,069

	Health Care (6.2%)

219,323	Abbott Laboratories~	22,072,667

275,121	AbbVie, Inc.~	26,111,734

186,109	Agilent Technologies, Inc.	17,927,880

111,699	Alexion Pharmaceuticals, Inc.~#	11,448,030

61,671	Amgen, Inc.~	15,089,044

198,672	Baxter International, Inc.	17,161,287

52,714	Becton Dickinson and Company	14,830,557

32,100	Biogen, Inc.~#	8,817,549

206,387	Boston Scientific Corp.#	7,960,347

403,631	Bristol-Myers Squibb Company~	23,676,994

99,864	Centene Corp.#	6,516,126

42,498	Cigna Corp.#	7,338,980

187,723	CVS Health Corp.~	11,815,286

80,716	Danaher Corp.	16,449,921

94,447	Edwards Lifesciences Corp.~#	7,405,589

127,083	Eli Lilly and Company	19,099,304

199,391	Gilead Sciences, Inc.	13,863,656

42,942	HCA Healthcare, Inc.	5,438,175

50,375	Humana, Inc.	19,769,669

23,680	Illumina, Inc.#	9,049,549

23,935	Intuitive Surgical, Inc.#	16,406,006

403,636	Johnson & Johnson~	58,833,983

54,523	Laboratory Corp. of America Holdings~#	10,518,577

39,593	McKesson Corp.	5,945,285

243,410	Medtronic, PLC	23,484,197

405,047	Merck & Company, Inc.	32,500,971

878,619	Pfizer, Inc.~	33,809,259

51,537	Quest Diagnostics, Inc.~	6,548,807

10,468	Regeneron Pharmaceuticals, Inc.~#	6,616,509

37,338	Stryker Corp.~	7,217,435

7,436	Teleflex, Inc.	2,774,372

47,456	Thermo Fisher Scientific, Inc.~	19,644,411

180,468	UnitedHealth Group, Inc.~	54,642,101

34,045	Vertex Pharmaceuticals, Inc.#	9,260,240

183,316	Wright Medical Group, NV#	5,503,146

40,372	Zimmer Biomet Holdings, Inc.	5,444,568

52,055	Zoetis, Inc.	7,895,702

		588,887,913

NUMBER OF SHARES		VALUE

	Industrials (3.3%)

85,097	3M Company	$12,804,546

44,611	Allegion, PLC	4,437,010

82,449	Boeing Company~	13,026,942

113,851	Carrier Global Corp.	3,101,301

130,027	Caterpillar, Inc.~	17,277,988

213,846	CSX Corp.~	15,255,774

44,076	Deere & Company	7,771,040

193,325	Delta Air Lines, Inc.~	4,827,325

64,905	Eaton Corp., PLC	6,044,603

172,026	Emerson Electric Company~	10,667,332

32,522	FedEx Corp.	5,476,705

93,760	Fortune Brands Home & Security, Inc.	7,172,640

37,810	General Dynamics Corp.	5,548,239

1,306,548	General Electric Company	7,930,746

134,522	Honeywell International, Inc.	20,093,551

53,940	Illinois Tool Works, Inc.~	9,978,361

148,103	Johnson Controls International, PLC	5,699,003

50,175	L3Harris Technologies, Inc.	8,445,958

30,912	Lockheed Martin Corp.	11,714,721

127,389	Masco Corp.	7,281,555

33,934	Norfolk Southern Corp.	6,522,454

48,871	Northrop Grumman Corp.	15,883,564

56,927	Otis Worldwide Corp.	3,571,600

89,566	PACCAR, Inc.	7,620,275

105,830	Pentair, PLC	4,534,815

205,448	Raytheon Technologies Corp.~	11,644,793

112,239	Southwest Airlines Company~	3,467,063

62,766	Stanley Black & Decker, Inc.	9,623,283

119,831	Union Pacific Corp.~	20,772,704

73,861	United Airlines Holdings, Inc.#	2,317,758

102,690	United Parcel Service, Inc. - Class B	14,660,024

50,217	Verisk Analytics, Inc.	9,476,450

24,284	Vivint Solar, Inc.#	493,937

21,719	Wabtec Corp.	1,350,705

95,947	Waste Management, Inc.	10,515,791

70,647	Xylem, Inc.	5,155,818

		312,166,374

	Information Technology (11.8%)

91,348	Accenture, PLC - Class A~	20,533,204

73,477	Adobe, Inc.#	32,647,301

378,139	Advanced Micro Devices, Inc.#	29,279,303

65,390	Amphenol Corp. - Class A~	6,915,646

586,160	Apple, Inc.~	249,141,446

367,000	Applied Materials, Inc.~	23,609,110

43,105	Autodesk, Inc.#	10,191,315

85,070	Automatic Data Processing, Inc.	11,306,654

67,439	Broadcom, Inc.	21,361,303

840,418	Cisco Systems, Inc.~	39,583,688

55,799	Citrix Systems, Inc.	7,965,865

110,626	Cognizant Technology Solutions Corp. - Class A~	7,557,968

100,496	Fiserv, Inc.#	10,028,496

461,000	Fitbit, Inc. - Class A#	3,014,940

86,532	FLIR Systems, Inc.	3,604,923

132,000	ForeScout Technologies, Inc.#	3,826,680

37,358	Gartner, Inc.#	4,656,301

56,961	Global Payments, Inc.	10,140,197

215,273	HP, Inc.	3,784,499

619,729	Intel Corp.~	29,579,665

102,262	International Business Machines Corp.	12,572,090

See accompanying Notes to Schedule of Investments

Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES		VALUE

42,832	Intuit, Inc.	$13,122,440

37,973	Jack Henry & Associates, Inc.	6,770,586

42,477	Lam Research Corp.	16,020,625

12,601	LogMeIn, Inc.	1,081,292

138,042	MasterCard, Inc. - Class A	42,590,098

280,392	Micron Technology, Inc.~#	14,035,022

1,173,604	Microsoft Corp.~	240,600,556

111,574	NVIDIA Corp.	47,373,205

292,827	Oracle Corp.	16,237,257

79,842	Paychex, Inc.	5,742,237

159,879	PayPal Holdings, Inc.#	31,347,476

184,164	QUALCOMM, Inc.	19,449,560

169,050	Salesforce.com, Inc.#	32,939,393

55,436	TE Connectivity, Ltd.	4,937,685

99,622	Texas Instruments, Inc.~	12,706,786

308,786	Visa, Inc. - Class A~	58,792,854

55,945	Western Digital Corp.	2,411,230

256,548	Western Union Company	6,228,985

112,709	Xilinx, Inc.	12,099,311

		1,125,787,192

	Materials (1.1%)

50,722	Air Products & Chemicals, Inc.~	14,538,447

41,354	Avery Dennison Corp.	4,687,062

114,741	Ball Corp.	8,448,380

144,146	Corteva, Inc.#	4,116,810

144,147	Dow, Inc.#	5,918,676

144,148	DuPont de Nemours, Inc.	7,709,035

394,985	Freeport-McMoRan, Inc.	5,103,206

110,808	Linde, PLC	27,160,149

129,432	Newmont Mining Corp.	8,956,694

62,283	PPG Industries, Inc.	6,704,765

12,435	Sherwin-Williams Company	8,056,885

		101,400,109

	Real Estate (1.2%)

43,010	Alexandria Real Estate Equities, Inc.	7,636,426

59,346	American Tower Corp.~	15,512,451

96,797	Apartment Investment & Management Company - Class A	3,757,660

39,568	AvalonBay Communities, Inc.~	6,058,652

54,826	Crown Castle International Corp.	9,139,494

46,945	Digital Realty Trust, Inc.	7,536,550

11,369	Equinix, Inc.	8,930,122

38,200	Federal Realty Investment Trust	2,914,660

51,275	Mid-America Apartment Communities, Inc.	6,111,467

80,585	Prologis, Inc.~	8,495,271

28,236	Public Storage~	5,643,812

97,889	Realty Income Corp.	5,878,234

79,842	Regency Centers Corp.	3,275,917

64,766	Simon Property Group, Inc.	4,038,160

25,158	Taubman Centers, Inc.	974,118

124,210	UDR, Inc.	4,496,402

100,459	Welltower, Inc.	5,380,584

191,860	Weyerhaeuser Company	5,335,627

		111,115,607

	Utilities (1.2%)

306,954	AES Corp.~	4,674,909

120,039	American Electric Power Company, Inc.~	10,428,988

111,448	CMS Energy Corp.~	7,152,733

93,312	Consolidated Edison, Inc.	7,169,161

110,297	Dominion Energy, Inc.~	8,937,366

NUMBER OF SHARES			VALUE

152,416		Duke Energy Corp.~	$12,915,732

73,261		Edison International	4,078,440

68,232		Entergy Corp.	7,173,230

102,570		Exelon Corp.~	3,960,228

154,456		FirstEnergy Corp.~	4,479,224

62,971		NextEra Energy, Inc.	17,675,960

189,047		NiSource, Inc.	4,622,199

118,677		Public Service Enterprise Group, Inc.~	6,638,791

169,642		Southern Company	9,264,150

135,784		Xcel Energy, Inc.	9,374,527

			118,545,638

		TOTAL COMMON STOCKS (Cost $3,415,823,828)	4,127,188,096

INVESTMENT IN AFFILIATED FUND (1.6%)

14,938,002		Calamos Short-Term Bond Fund - Class I (Cost $150,000,000)	152,965,137

RIGHTS (0.0%)

20,458		Bristol-Myers Squibb Company - (Expiration date 03/31/21) (Cost $43,576)	73,649

WARRANT (0.0%)

		Energy (0.0%)

17,988		Occidental Petroleum Corp. 08/03/27, Strike $0.00 (Cost $0)	2

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (0.4%) #

		Communication Services (0.0%)

		CyberAgent, Inc.

70	JPY

792,253,000		Call, 02/17/23, Strike 95.44	1,077,579

30	JPY
300,000,000		Call, 02/19/25, Strike 93.40	537,377

10	JPY

100,000,000		Call, 02/17/23, Strike 95.84	158,863

50	JPY	Zenrin Company, Ltd.
500,000,000		Call, 03/31/23, Strike 96.21	—

			1,773,819

		Consumer Discretionary (0.0%)

650		eBay, Inc.

3,593,200		Call, 08/21/20, Strike $75.00	4,225

		EDION Corp.

60	JPY
600,000,000		Call, 06/19/25, Strike 99.51	298,144

50	JPY
511,375,000		Call, 06/19/25, Strike 94.30	283,074

50	JPY
500,000,000		Call, 06/19/25, Strike 95.45	283,073

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
100	JPY
1,000,000,000		HIS Company, Ltd.
		Call, 11/15/24, Strike 96.54	$—
Takashimaya Company, Ltd.
100	JPY
955,580,000		Call, 12/06/23, Strike 97.28	—
50	JPY
477,790,000		Call, 12/06/23, Strike 97.29	—
50	JPY
477,790,000		Call, 12/06/23, Strike 97.18	—
250		Tesla, Inc.
35,769,000		Put, 01/15/21, Strike $600.00	521,250

1,389,766

Consumer Staples (0.0%)
Ezaki Glico Company, Ltd.
100	JPY
1,006,190,000
		Call, 01/30/24, Strike 97.57	201,498
50	JPY
503,095,000		Call, 01/30/24, Strike 96.89	109,223
50	JPY	Nippon Flour Mills Company, Ltd.
500,000,000		Call, 06/20/25, Strike 98.27	210,251
700		Walmart, Inc.
9,058,000		Call, 08/21/20, Strike $150.00	11,200

532,172

Financials (0.0%)
50	JPY	SBI Holdings, Inc.
500,000,000		Call, 07/25/25, Strike 91.38	434,747
Health Care (0.0%)
100	JPY
1,000,000,000		Medipal Holdings Corp.
		Call, 10/07/22, Strike 98.52	635,604
100	JPY	Nipro Corp.
997,200,000		Call, 01/29/21, Strike 98.68	—
Ship Healthcare Holdings, Inc.
72	JPY
720,000,000		Call, 12/13/23, Strike 97.95	665,775
50	JPY
500,000,000		Call, 12/13/23, Strike 97.68	462,343
100	JPY
1,000,000,000		Toho Holdings Company, Ltd.
		Call, 06/23/23, Strike 98.43	11,710

1,775,432

Industrials (0.1%)
100	JPY	ANA Holdings, Inc.
906,750,000		Call, 09/19/24, Strike 96.53	—
70	JPY	Fuji Corp./Aichi
700,000,000		Call, 03/25/21, Strike 98.73	2,020,878
45	JPY	Maeda Kosen Company, Ltd.
450,000,000		Call, 04/18/22, Strike 97.72	42
Nagoya Railroad Company, Ltd.
100	JPY
1,056,820,000
		Call, 12/09/22, Strike 97.53	633,437
100	JPY
1,000,000,000
		Call, 12/09/22, Strike 98.92	661,715
50	JPY
528,410,000		Call, 12/09/22, Strike 98.07	305,342

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
28	JPY
280,000,000		Call, 12/09/22, Strike 98.77	$191,217
22	JPY
220,000,000		Call, 12/09/22, Strike 98.94	145,577
54	JPY	Senko Company, Ltd.
540,000,000		Call, 03/28/22, Strike 98.82	85,192

			4,043,400

		Information Technology (0.0%)
		Digital Garage, Inc.
150	JPY
1,524,405,000
		Call, 09/14/23, Strike 94.68	720,718
50	JPY
508,135,000		Call, 09/14/23, Strike 94.80	240,239
40	JPY	Rohm Co, Ltd.
400,000,000		Call, 12/05/24, Strike 97.87	97,151

			1,058,108

		Materials (0.0%)
100	JPY	Mitsubishi Chemical Holdings
1,000,000,000		Corp.
		Call, 03/30/22, Strike 98.83	—
		Teijin, Ltd.
100	JPY
1,000,000,000
		Call, 12/10/21, Strike 99.18	91,542
100	JPY
1,000,000,000
		Call, 12/10/21, Strike 99.19	112,418

			203,960

		Other (0.3%)
		S&P 500 Index
10,000
3,271,120,000
		Put, 08/31/20, Strike $2,700.00	5,000,000
1,500
490,668,000		Call, 12/31/20, Strike $3,800.00	2,355,000
1,000
327,112,000		Put, 09/30/20, Strike $2,900.00	3,670,000
1,000
327,112,000		Call, 12/31/20, Strike $3,700.00	2,675,000
500
163,556,000		Put, 09/30/20, Strike $2,500.00	490,000
500
163,556,000		Put, 11/30/20, Strike $3,000.00	5,452,500
500
163,556,000		Put, 11/30/20, Strike $2,400.00	1,357,500

			21,000,000

		Utilities (0.0%)
		Chugoku Electric Power Company, Inc.
100	JPY
1,000,000,000
		Call, 01/25/22, Strike 98.54	164,107
100	JPY
1,000,000,000
		Call, 01/25/22, Strike 98.97	164,107
50	JPY
505,285,000		Call, 01/25/22, Strike 98.22	82,053

See accompanying Notes to Schedule of Investments

Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

100 991,250,000	JPY	Kyushu Electric Power Company, Inc.
		Call, 03/31/22, Strike 98.05	$34,598

			444,865

		TOTAL PURCHASED OPTIONS (Cost $56,026,017)	32,656,269

NUMBER OF SHARES			VALUE

SHORT TERM INVESTMENT (0.9%)

89,539,830		Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.040%*** (Cost $89,539,830)	89,539,830

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.2%)

113,875,490		State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $113,875,490)	113,875,490

TOTAL INVESTMENTS (105.8%) (Cost $7,579,438,300)			10,050,627,495

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.2%)			(113,875,490)

LIABILITIES, LESS OTHER ASSETS (-4.6%)			(435,641,075)

NET ASSETS (100.0%)			$9,501,110,930

NUMBER OF SHARES			VALUE

COMMON STOCKS SOLD SHORT (-45.7%) #

		Communication Services (-4.9%)

(25,200)		Bandwidth, Inc. - Class A	(3,648,456)

(439,000)		Bilibili, Inc.	(19,131,620)

(385,500)	EUR	Cellnex Telecom, SA*	(24,167,200)

(180,800)	JPY	CyberAgent, Inc.	(10,162,581)

(144,600)		Eventbrite, Inc. - Class A	(1,231,992)

(640,200)		iQIYI, Inc.	(13,508,220)

(140,800)		JOYY, Inc.	(11,238,656)

(80,500)		Liberty Media Corp. / Liberty Formula One	(2,852,920)

(33,000)		Live Nation Entertainment, Inc.	(1,544,730)

(670,444)		Match Group, Inc.	(68,854,599)

(1,314,000)		New York Times Company - Class A	(60,627,960)

(888,400)		Sea, Ltd.	(108,562,480)

(725,100)		Sirius XM Holdings, Inc.	(4,263,588)

(1,605,500)		Snap, Inc. - Class A	(35,995,310)

(155,000)		T-Mobile US, Inc.	(16,643,900)

(298,900)		Twitter, Inc.	(10,879,960)

NUMBER OF SHARES			VALUE

(484,500)		World Wrestling Entertainment, Inc. - Class A	$(22,582,545)

(437,500)		Zillow Group, Inc. - Class C	(29,920,625)

(1,957,700)		Zynga, Inc. - Class A	(19,244,191)

			(465,061,533)

		Consumer Discretionary (-11.4%)

(505,000)		American Eagle Outfitters, Inc.	(5,050,000)

(118,000)		Aptiv, PLC	(9,174,500)

(4,326,231)		Carnival Corp.	(60,048,086)

(857,950)		Chegg, Inc.	(69,468,212)

(300,000)		Chewy, Inc. - Class A	(15,747,000)

(81,500)	EUR	Delivery Hero, SE*	(9,385,251)

(577,600)	JPY	EDION Corp.	(5,549,282)

(380,350)		Etsy, Inc.	(45,025,833)

(575,333)		Farfetch, Ltd. - Class A	(14,745,785)

(249,080)		Guess, Inc.	(2,575,487)

(58,404)		MercadoLibre, Inc.	(65,682,306)

(175,000)		NIO, Inc.	(2,089,500)

(1,737,500)		Norwegian Cruise Line Holdings, Ltd.	(23,699,500)

(221,000)		Pinduoduo, Inc.	(20,287,800)

(112,500)		Quotient Technology, Inc.	(901,125)

(90,000)		RealReal, Inc.	(1,227,600)

(140,000)		Royal Caribbean Cruises, Ltd.	(6,819,400)

(40,000)	JPY	Takashimaya Company, Ltd.	(264,513)

(408,042)		Tesla, Inc.	(583,810,172)

(1,067,728)		Under Armour, Inc.	(10,132,739)

(500,327)		Wayfair, Inc. - Class A	(133,132,011)

			(1,084,816,102)

		Consumer Staples (-0.2%)

(170,108)		Energizer Holdings, Inc.	(8,527,514)

(33,800)	JPY	Ezaki Glico Company, Ltd.	(1,558,207)

(70,200)		Herbalife Nutrition, Ltd.	(3,597,048)

(47,000)	JPY	Nippon Flour Mills Company, Ltd.	(737,490)

(39,561)		Turning Point Brands, Inc.	(1,300,766)

(85,400)	JPY	Yaoko Company, Ltd.	(6,776,817)

			(22,497,842)

		Energy (-0.1%)

(11,910)		Chevron Corp.	(999,726)

(370,400)		Renewable Energy Group, Inc.	(10,215,632)

(25,000)		SEACOR Holdings, Inc.	(727,000)

			(11,942,358)

		Financials (-0.9%)

(257,827)		Assurant, Inc.	(27,708,668)

(816,000)		Equitable Holdings, Inc.	(16,695,360)

(211,300)		Heritage Insurance Holdings, Inc.	(2,508,131)

(34,000)		Hope Bancorp, Inc.	(286,620)

(72,329)		LendingTree, Inc.	(25,046,809)

(110,017)		Morgan Stanley	(5,377,631)

(69,000)		PRA Group, Inc.	(2,729,640)

(77,200)	JPY	SBI Holdings, Inc.	(1,609,564)

(15,000)		Voya Financial, Inc.	(741,000)

			(82,703,423)

		Health Care (-4.5%)

(140,000)		Aerie Pharmaceuticals, Inc.	(1,618,400)

(372,000)		Allscripts Healthcare Solutions, Inc.	(3,348,000)

(955,900)		Avantor, Inc.	(21,106,272)

(323,000)		Boston Scientific Corp.	(12,458,110)

(109,500)		Bridgebio Pharma, Inc.	(3,081,330)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES			VALUE

(157,790)		Coherus Biosciences, Inc.	$(2,775,526)

(64,000)		Collegium Pharmaceutical, Inc.	(1,009,920)

(66,500)		CONMED Corp.	(5,488,910)

(20,800)		Danaher Corp.	(4,239,040)

(86,900)		DexCom, Inc.	(37,848,426)

(45,000)		Evolent Health, Inc. - Class A	(524,250)

(327,525)		Halozyme Therapeutics, Inc.	(8,905,405)

(149,500)		Innoviva, Inc.	(2,903,290)

(743,600)		Innoviva, Inc.	(10,072,062)

(126,331)		Insmed, Inc.	(3,299,766)

(26,500)		Intercept Pharmaceuticals, Inc.	(1,209,460)

(50,000)		Invacare Corp.	(352,000)

(203,100)		Ionis Pharmaceuticals, Inc.	(11,690,436)

(1,005,487)		Ironwood Pharmaceuticals, Inc.	(9,220,316)

(54,000)		Jazz Pharmaceuticals, PLC	(5,845,500)

(11,205)		Ligand Pharmaceuticals, Inc.	(1,313,002)

(50,300)		Livongo Health, Inc.	(6,400,675)

(189,900)	JPY	Medipal Holdings Corp.	(3,487,465)

(12,300)		Mesa Laboratories, Inc.	(2,914,362)

(33,000)		NanoString Technologies, Inc.	(1,191,630)

(218,500)		Natera, Inc.	(10,492,370)

(174,371)		Neurocrine Biosciences, Inc.	(20,987,294)

(147,600)	JPY	Nipro Corp.	(1,570,050)

(220,900)		NuVasive, Inc.	(12,622,226)

(892,000)		OPKO Health, Inc.	(4,593,800)

(93,500)		Pacira BioSciences, Inc.	(4,919,035)

(207,750)		Quidel Corp.	(58,683,142)

(53,137)		Retrophin, Inc.	(1,056,363)

(86,000)		Revance Therapeutics, Inc.	(2,019,280)

(260,000)		Sarepta Therapeutics, Inc.	(39,915,200)

(94,000)	JPY	Ship Healthcare Holdings, Inc.	(4,031,553)

(51,000)		Supernus Pharmaceuticals, Inc.	(1,135,515)

(60,100)		Tabula Rasa HealthCare, Inc.	(3,377,620)

(339,999)		Teladoc Health, Inc.	(80,793,962)

(33,000)	JPY	Toho Holdings Company, Ltd.	(560,521)

(530,217)		Wright Medical Group, NV	(15,917,114)

			(424,978,598)

		Industrials (-1.4%)

(162,159)		Aerojet Rocketdyne Holdings, Inc.	(6,689,059)

(535,000)	CAD	Air Canada	(6,035,201)

(494,000)		American Airlines Group, Inc.	(5,493,280)

(905,000)		Colfax Corp.	(26,317,400)

(241,500)		Fortive Corp.	(16,950,885)

(91,050)		FTI Consulting, Inc.	(10,875,012)

(431,000)	JPY	Fuji Corp/Aichi	(7,544,688)

(336,100)		Lyft, Inc. - Class A	(9,824,203)

(33,600)	JPY	Maeda Kosen Company, Ltd.	(802,426)

(567,600)	JPY	Nagoya Railroad Company, Ltd.	(14,295,230)

(197,300)	JPY	Senko Group Holdings Company, Ltd.	(1,459,411)

(94,900)		Southwest Airlines Company	(2,931,461)

(557,883)		Spirit Airlines, Inc.	(8,820,130)

(72,500)		Stanley Black & Decker, Inc.	(11,115,700)

(13,356)		Sunrun, Inc.	(490,032)

			(129,644,118)

		Information Technology (-19.7%)

(163,000)		2U, Inc.	(7,676,485)

(186,000)		8x8, Inc.	(2,957,400)

(4,807,600)		Advanced Micro Devices, Inc.	(372,252,468)

(146,100)		Akamai Technologies, Inc.	(16,427,484)

(117,500)		Altair Engineering, Inc. - Class A	(4,735,250)

(68,835)		Alteryx, Inc. - Class A	(12,079,854)

(567,050)		Atlassian Corp., PLC - Class A	(100,169,382)

(20,000)		Avaya Holdings Corp.	(253,200)

NUMBER OF SHARES			VALUE

(143,641)		Blackline, Inc.	$(12,771,121)

(181,600)		Cloudflare, Inc. - Class A	(7,558,192)

(112,100)		Coupa Software, Inc.	(34,353,045)

(195,500)		Cree, Inc.	(13,473,860)

(65,000)		CSG Systems International, Inc.	(2,738,450)

(36,000)		CyberArk Software, Ltd.	(4,242,240)

(84,100)		Datadog, Inc. - Class A	(7,893,626)

(132,000)	JPY	Digital Garage, Inc.	(4,395,636)

(41,100)		DocuSign, Inc.	(8,911,713)

(219,000)		FireEye, Inc.	(3,306,900)

(93,157)		Five9, Inc.	(11,255,229)

(84,250)		GDS Holdings, Ltd.	(6,764,432)

(109,833)		Guidewire Software, Inc.	(12,922,951)

(40,000)		i3 Verticals, Inc. - Class A	(967,200)

(239,500)		II-VI, Inc.	(12,147,440)

(54,500)		Impinj, Inc.	(1,286,200)

(888,000)		Infinera Corp.	(7,006,320)

(29,838)		Inphi Corp.	(3,898,633)

(60,100)		Insight Enterprises, Inc.	(2,995,384)

(145,000)		j2 Global, Inc.	(8,224,400)

(102,400)		Limelight Networks, Inc.	(642,048)

(140,400)		LivePerson, Inc.	(6,034,392)

(146,800)		Lumentum Holdings, Inc.	(13,627,444)

(553,807)		Microchip Technology, Inc.	(56,338,786)

(1,742,415)		Micron Technology, Inc.	(87,216,583)

(164,750)		MongoDB, Inc.	(37,740,930)

(63,000)		New Relic, Inc.	(4,467,330)

(237,400)		Nice, Ltd.	(48,723,976)

(540,099)		Nuance Communications, Inc.	(14,771,708)

(62,500)		Nutanix, Inc. - Class A	(1,386,875)

(120,962)		Okta, Inc.	(26,730,183)

(513,000)		ON Semiconductor Corp.	(10,567,800)

(45,100)		OSI Systems, Inc.	(3,200,296)

(107,541)		Palo Alto Networks, Inc.	(27,521,893)

(71,400)		PAR Technology Corp.	(2,196,264)

(52,100)		Pegasystems, Inc.	(6,089,969)

(105,175)		Pluralsight, Inc. - Class A	(2,226,555)

(27,792)		Proofpoint, Inc.	(3,214,701)

(40,200)		PROS Holdings, Inc.	(1,311,726)

(159,973)		Pure Storage, Inc. - Class A	(2,857,118)

(272,800)		Q2 Holdings, Inc.	(25,656,840)

(99,000)		Rapid7, Inc.	(5,897,430)

(418,729)		RealPage, Inc.	(26,384,114)

(344,900)		RingCentral, Inc. - Class A	(100,114,123)

(5,300)	JPY	Rohm Company, Ltd.	(333,957)

(322,400)		SailPoint Technologies Holding, Inc.	(10,155,600)

(369,450)		ServiceNow, Inc.	(162,262,440)

(71,600)		Silicon Laboratories, Inc.	(7,196,516)

(51,800)		SMART Global Holdings, Inc.	(1,444,702)

(359,500)		Splunk, Inc.	(75,430,290)

(1,235,800)		Square, Inc. - Class A	(160,468,630)

(101,500)		Synaptics, Inc.	(8,122,030)

(460,475)		Teradyne, Inc.	(40,963,856)

(1,455,139)		TTM Technologies, Inc.	(17,912,761)

(421,000)		Twilio, Inc. - Class A	(116,793,820)

(332,400)		Viavi Solutions, Inc.	(4,597,092)

(116,000)		Vishay Intertechnology, Inc.	(1,820,040)

(184,712)		Workday, Inc. - Class A	(33,418,095)

(98,800)		Workiva, Inc.	(5,522,920)

(204,950)		Zendesk, Inc.	(18,681,192)

(31,000)		Zscaler, Inc.	(4,025,350)

			(1,867,732,870)

		Materials (-0.3%)

(427,021)		Allegheny Technologies, Inc.	(3,710,812)

See accompanying Notes to Schedule of Investments

Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES			VALUE

(71,000)		International Flavors & Fragrances, Inc.	$(8,942,450)

(228,000)		SSR Mining, Inc.	(5,472,000)

(387,100)	JPY	Teijin, Ltd.	(5,554,815)

(230,000)		United States Steel Corp.	(1,531,800)

			(25,211,877)

		Real Estate (-0.7%)

(85,560)	EUR	Deutsche Wohnen, SE	(4,152,361)

(403,286)		Extra Space Storage, Inc.	(41,675,575)

(183,300)	EUR	IMMOFINANZ, AG	(3,029,335)

(637,359)		Invitation Homes, Inc.	(19,006,045)

(267,100)		iStar, Inc.	(3,101,031)

			(70,964,347)

		Utilities (-1.6%)

(44,000)		American Electric Power Company, Inc.	(3,822,720)

(575,000)		CenterPoint Energy, Inc.	(10,930,750)

(919,000)	JPY	Chugoku Electric Power Company, Inc.	(11,182,013)

(84,100)		DTE Energy Company	(9,724,483)

(330,733)		Essential Utilities, Inc.	(14,998,742)

(121,325)		NextEra Energy, Inc.	(34,055,927)

(950,000)		PG&E Corp.	(8,882,500)

(370,600)		Sempra Energy	(46,124,876)

(114,706)		South Jersey Industries, Inc.	(2,676,091)

(262,500)		Southern Company	(14,335,125)

			(156,733,227)

		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $2,503,980,547)	(4,342,286,295)

RIGHTS SOLD SHORT (0.0%) #

(385,500)		Cellnex Telecom, SA (Expiration date 08/12/20) (Cost $—)	(1,612,055)

TOTAL SECURITIES SOLD SHORT
(Proceeds $2,503,980,547)			(4,343,898,350)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

WRITTEN OPTIONS (-6.4%) #

		Consumer Discretionary (-0.1%)

		Carnival Corp.

7,500 10,410,000		Call, 01/21/22, Strike $10.00	(4,987,500)

2,500 3,470,000		Call, 10/16/20, Strike $20.00	(195,000)

2,500

3,470,000		Put, 01/21/22, Strike $10.00	(818,750)

1,300		eBay, Inc.

7,186,400		Call, 08/21/20, Strike $85.00	(4,550)

5,000		NIO, Inc.

5,970,000		Call, 01/15/21, Strike $5.00	(3,712,500)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

500	Tesla, Inc.

71,538,000	Put, 01/15/21, Strike $480.00	$(627,500)

		(10,345,800)

	Consumer Staples (0.0%)

1,400	Walmart, Inc.

18,116,000	Call, 08/21/20, Strike $175.00	(4,900)

	Health Care (0.0%)

1,000	AMAG Pharmaceuticals, Inc.

955,500	Call, 01/15/21, Strike $15.00	(62,500)

1,350	Invitae Corp.

3,942,000	Call, 06/18/21, Strike $30.00	(992,250)

575	Luckin Coffee, Inc.

138,000	Call, 01/21/22, Strike $45.00	(14,375)

		(1,069,125)

	Industrials (-0.1%)

	Southwest Airlines Company

2,500 7,722,500	Call, 01/21/22, Strike $30.00	(2,087,500)

1,000 3,089,000	Put, 01/21/22, Strike $27.50 Spirit Airlines, Inc.	(580,000)

2,159 3,413,379	Call, 01/21/22, Strike $10.00	(1,867,535)

2,159 3,413,379	Put, 01/21/22, Strike $10.00	(712,470)

		(5,247,505)

	Information Technology (0.0%)

2,500	Advanced Micro Devices, Inc.

19,357,500	Put, 03/19/21, Strike $15.00	(16,250)

4,000	Fitbit, Inc.

2,616,000	Call, 08/21/20, Strike $7.00	(46,000)

383	MongoDB, Inc.

8,773,764	Put, 01/15/21, Strike $65.00	(18,193)

		(80,443)

	Other (-6.2%)

	S&P 500 Index

5,000 1,635,560,00 0	Call, 12/31/20, Strike $2,900.00	(230,600,000)

4,000 1,308,448,00 0	Put, 08/31/20, Strike $2,400.00	(870,000)

2,000 654,224,000	Call, 08/31/20, Strike $2,650.00	(123,730,000)

2,000 654,224,000	Call, 09/30/20, Strike $2,900.00	(79,930,000)

2,000 654,224,000	Call, 12/31/20, Strike $2,800.00	(108,360,000)

1,000 327,112,000	Put, 09/30/20, Strike $2,450.00	(845,000)

1,000 327,112,000	Put, 11/30/20, Strike $2,700.00	(5,650,000)

1,000 327,112,000	Call, 12/31/20, Strike $3,000.00	(38,360,000)

500 163,556,000	Put, 09/30/20, Strike $2,000.00	(150,000)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

250

81,778,000	Call, 09/30/20, Strike $3,050.00	$(6,793,750)

		(595,288,750)

	TOTAL WRITTEN OPTIONS (Premium $523,352,515)	(612,036,523)

FORWARD FOREIGN CURRENCY CONTRACTS

	SHORT	SETTLEMENT	LOCAL	CURRENT	UNREALIZED
COUNTERPARTY	CONTRACTS	DATE	CURRENCY	VALUE	GAIN/LOSS
State Street Bank and Trust	European Monetary Unit	10/22/20	3,212,000	$3,789,880	$3,713
State Street Bank and Trust	Japanese Yen	10/22/20	4,025,064,000	38,061,169	(456,031)
State Street Bank and Trust	European Monetary Unit	10/22/20	54,996,000	64,890,489	(985,752)

					$(1,438,070)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

~

Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $3,299,716,827.

^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2020.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2020.

FOREIGN CURRENCY ABBREVIATION

CAD	Canadian Dollar
EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. For purchased options denominated in JPY, the strike price shown is a percentage of the par value of the underlying.

TOTAL RETURN SWAPS

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	PERIODIC PAYMENT FREQUENCY	NOTIONAL AMOUNT		UPFRONT PAYMENTS (PAID)/ RECEIVED	MARKET VALUE	UNREALIZED APPRECIATION/ (DEPRECIATION)
Goldman Sachs & Co.	Limelight Networks, Inc.	Equity Returns on 102,600 shares of Limelight Networks, Inc.	OBFR Flat	08/26/20	Monthly		$686,394	—	$43,101	$43,101
Goldman Sachs & Co.	NIO, Inc.	Equity returns on 1,232,800 shares of NIO, Inc.	OBFR less 1.500%	01/31/22	Monthly		9,517,216	—	(5,202,416)	(5,202,416)

						$		—	$(5,159,315)	$(5,159,315)

See accompanying Notes to Schedule of Investments

Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

FUTURES CONTRACTS

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
7	S&P 500 E-Mini	Sep 2020	$1,142,225	$82,342

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BOND (0.0%)

	Consumer Discretionary (0.0%)

85,000	Carnival Corp.* 5.750%, 04/01/23 (Cost $108,743)	$123,509

NUMBER OF SHARES		VALUE

COMMON STOCKS (104.8%)

	Communication Services (11.5%)

8,804	Activision Blizzard, Inc.	727,474

3,816	Alphabet, Inc. - Class A#~	5,678,017

3,877	Alphabet, Inc. - Class C#~	5,749,436

94,522	AT&T, Inc.~	2,795,961

2,527	Charter Communications, Inc. - Class A#~	1,465,660

62,836	Comcast Corp. - Class A~	2,689,381

38,031	Facebook, Inc. - Class A#~	9,647,324

11,065	Fox Corp. - Class A	285,145

5,703	Netflix, Inc.#~	2,788,082

10,597	Twitter, Inc.#	385,731

57,116	Verizon Communications, Inc.~	3,283,028

25,067	Walt Disney Company~	2,931,335

		38,426,574

	Consumer Discretionary (12.3%)

5,669	Amazon.com, Inc.#~	17,940,571

8,719	Aptiv, PLC	677,902

495	Booking Holdings, Inc.#~	822,754

11,895	D.R. Horton, Inc.	786,973

3,829	Darden Restaurants, Inc.	290,621

3,459	Dollar General Corp.	658,594

13,361	eBay, Inc.	738,596

5,307	Expedia Group, Inc.	429,920

51,963	Ford Motor Company	343,475

13,833	General Motors Company	344,303

15,937	Home Depot, Inc.~	4,231,114

8,070	Leggett & Platt, Inc.	323,526

13,483	Lowe’s Companies, Inc.~	2,007,754

12,973	McDonald’s Corp.~	2,520,394

22,631	MGM Resorts International	364,133

3,258	Mohawk Industries, Inc.#	260,151

17,239	Nike, Inc. - Class B~	1,682,699

1,567	O’Reilly Automotive, Inc.#	748,054

3,177	PVH Corp.	154,593

6,598	Ross Stores, Inc.	591,643

9,735	Royal Caribbean Cruises, Ltd.	474,192

15,994	Starbucks Corp.~	1,224,021

10,177	Target Corp.~	1,281,081

20,614	TJX Companies, Inc.~	1,071,722

1,213	Ulta Beauty, Inc.#	234,097

7,149	VF Corp.	431,514

2,800	Wynn Resorts, Ltd.	202,804

		40,837,201

	Consumer Staples (7.4%)

25,419	Altria Group, Inc.~	1,045,992

11,205	Archer-Daniels-Midland Company	479,910

7,189	Church & Dwight Company, Inc.	692,517

54,726	Coca-Cola Company~	2,585,256

10,827	Colgate-Palmolive Company	835,845

NUMBER OF SHARES		VALUE

3,469	Constellation Brands, Inc. - Class A	$618,176

4,420	Costco Wholesale Corp.~	1,438,843

11,822	General Mills, Inc.	747,978

8,969	Kellogg Company	618,771

6,684	Kimberly-Clark Corp.	1,016,235

15,443	Kraft Heinz Company	530,930

15,556	Kroger Company	541,193

25,819	Mondelez International, Inc. - Class A~	1,432,696

6,750	Monster Beverage Corp.#	529,740

18,100	PepsiCo, Inc.~	2,491,646

14,504	Philip Morris International, Inc.~	1,114,052

32,349	Procter & Gamble Company~	4,241,601

9,253	Sysco Corp.	489,021

10,970	Walgreens Boots Alliance, Inc.~	446,589

21,987	Walmart, Inc.~	2,845,118

		24,742,109

	Energy (2.9%)

30,431	Chevron Corp.~	2,554,378

25,148	ConocoPhillips~	940,284

5,507	EOG Resources, Inc.	258,003

33,502	Exxon Mobil Corp.~	1,409,764

12,677	Hess Corp.	623,835

37,051	Kinder Morgan, Inc.	522,419

26,474	Marathon Petroleum Corp.~	1,011,307

11,001	Occidental Petroleum Corp.	173,156

7,424	ONEOK, Inc.	207,204

5,204	Phillips 66	322,752

6,680	Pioneer Natural Resources Company	647,426

15,672	Schlumberger, Ltd.	284,290

5,176	Valero Energy Corp.~	291,046

18,700	Williams Companies, Inc.	357,731

		9,603,595

	Financials (10.7%)

7,680	Aflac, Inc.	273,178

5,898	Allstate Corp.	556,712

8,495	American Express Company~	792,754

26,256	American International Group, Inc.~	843,868

3,613	Ameriprise Financial, Inc.	555,065

6,578	Arthur J. Gallagher & Company	707,069

5,425	Assurant, Inc.~	583,025

145,866	Bank of America Corp.~	3,629,146

13,385	Bank of New York Mellon Corp.	479,852

24,311	Berkshire Hathaway, Inc. - Class B#~	4,759,608

1,388	BlackRock, Inc.	798,114

18,639	Capital One Financial Corp.~	1,189,168

9,229	Cboe Global Markets, Inc.~	809,383

10,380	Charles Schwab Corp.	344,097

5,985	Chubb, Ltd.	761,531

31,811	Citigroup, Inc.~	1,590,868

2,890	CME Group, Inc.	480,260

5,898	Discover Financial Services	291,538

6,832	First Republic Bank	768,463

7,791	Goldman Sachs Group, Inc.~	1,542,306

47,946	JPMorgan Chase & Company~	4,633,502

3,591	M&T Bank Corp.	380,467

10,203	Marsh & McLennan Companies, Inc.~	1,189,670

11,124	MetLife, Inc.	421,043

See accompanying Notes to Schedule of Investments

1

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES		VALUE

26,141	Morgan Stanley~	$1,277,772

5,752	Northern Trust Corp.	450,669

4,308	Prudential Financial, Inc.	272,998

3,737	S&P Global, Inc.~	1,308,884

5,069	State Street Corp.	323,352

4,802	Travelers Companies, Inc.	549,445

9,117	Truist Financial Corp.	341,523

29,798	US Bancorp~	1,097,758

47,584	Wells Fargo & Company~	1,154,388

17,240	Zions Bancorporation, N.A.	559,783

		35,717,259

	Health Care (14.9%)

19,062	Abbott Laboratories~	1,918,400

23,677	AbbVie, Inc.~	2,247,184

15,876	Agilent Technologies, Inc.~	1,529,335

8,475	Alexion Pharmaceuticals, Inc.#~	868,603

5,360	Amgen, Inc.~	1,311,431

16,861	Baxter International, Inc.~	1,456,453

4,478	Becton Dickinson and Company~	1,259,841

2,789	Biogen, Inc.#~	766,110

17,591	Boston Scientific Corp.#	678,485

34,318	Bristol-Myers Squibb Company~	2,013,094

8,706	Centene Corp.#	568,067

3,699	Cigna Corp.#	638,780

16,359	CVS Health Corp.~	1,029,635

6,538	Danaher Corp.~	1,332,444

7,907	Edwards Lifesciences Corp.#~	619,988

10,478	Eli Lilly and Company~	1,574,739

17,426	Gilead Sciences, Inc.~	1,211,630

3,649	HCA Healthcare, Inc.	462,109

4,308	Humana, Inc.~	1,690,675

2,008	Illumina, Inc.#	767,377

2,081	Intuitive Surgical, Inc.#~	1,426,401

35,195	Johnson & Johnson~	5,130,023

4,755	Laboratory Corp. of America Holdings#	917,335

3,359	McKesson Corp.	504,387

18,483	Medtronic, PLC	1,783,240

34,363	Merck & Company, Inc.~	2,757,287

76,538	Pfizer, Inc.~	2,945,182

4,168	Quest Diagnostics, Inc.	529,628

889	Regeneron Pharmaceuticals, Inc.#	561,910

3,255	Stryker Corp.	629,191

680	Teleflex, Inc.	253,708

4,029	Thermo Fisher Scientific, Inc.~	1,667,805

15,408	UnitedHealth Group, Inc.~	4,665,234

2,885	Vertex Pharmaceuticals, Inc.#~	784,720

3,238	Zimmer Biomet Holdings, Inc.	436,677

4,404	Zoetis, Inc.	667,999

		49,605,107

	Industrials (8.0%)

7,405	3M Company~	1,114,230

3,883	Allegion, PLC	386,203

6,980	Boeing Company~	1,102,840

9,721	Carrier Global Corp.	264,800

11,034	Caterpillar, Inc.~	1,466,198

18,242	CSX Corp.~	1,301,384

3,719	Deere & Company~	655,697

16,529	Delta Air Lines, Inc.~	412,729

5,105	Eaton Corp., PLC	475,429

14,606	Emerson Electric Company~	905,718

2,781	FedEx Corp.	468,320

NUMBER OF SHARES		VALUE

7,931	Fortune Brands Home & Security, Inc.	$606,722

3,230	General Dynamics Corp.	473,970

110,118	General Electric Company~	668,416

11,733	Honeywell International, Inc.~	1,752,558

4,602	Illinois Tool Works, Inc.	851,324

11,871	Johnson Controls International, PLC	456,796

4,363	L3Harris Technologies, Inc.	734,424

2,592	Lockheed Martin Corp.~	982,290

10,859	Masco Corp.	620,700

2,951	Norfolk Southern Corp.	567,212

4,265	Northrop Grumman Corp.~	1,386,168

4,860	Otis Worldwide Corp.	304,916

7,596	PACCAR, Inc.	646,268

9,207	Pentair, PLC	394,520

17,878	Raytheon Technologies Corp.~	1,013,325

9,602	Southwest Airlines Company	296,606

5,334	Stanley Black & Decker, Inc.	817,809

10,454	Union Pacific Corp.~	1,812,201

6,294	United Airlines Holdings, Inc.#	197,506

8,707	United Parcel Service, Inc. - Class B~	1,243,011

4,369	Verisk Analytics, Inc.	824,474

1,900	Wabtec Corp.	118,161

8,363	Waste Management, Inc.~	916,585

6,009	Xylem, Inc.~	438,537

		26,678,047

	Information Technology (28.6%)

7,940	Accenture, PLC - Class A	1,784,753

6,252	Adobe, Inc.#~	2,777,889

32,093	Advanced Micro Devices, Inc.#~	2,484,961

5,677	Amphenol Corp. - Class A	600,399

49,049	Apple, Inc.~	20,847,787

31,123	Applied Materials, Inc.~	2,002,143

3,682	Autodesk, Inc.#	870,535

7,396	Automatic Data Processing, Inc.~	983,002

5,836	Broadcom, Inc.~	1,848,553

71,740	Cisco Systems, Inc.~	3,378,954

4,864	Citrix Systems, Inc.	694,385

8,864	Cognizant Technology Solutions Corp. - Class A	605,588

8,768	Fiserv, Inc.#~	874,959

7,324	FLIR Systems, Inc.	305,118

3,267	Gartner, Inc.#	407,199

4,855	Global Payments, Inc.	864,287

18,221	HP, Inc.	320,325

54,051	Intel Corp.~	2,579,854

8,915	International Business Machines Corp.~	1,096,010

3,733	Intuit, Inc.~	1,143,679

3,313	Jack Henry & Associates, Inc.	590,708

3,705	Lam Research Corp.~	1,397,378

11,705	MasterCard, Inc. - Class A~	3,611,344

23,765	Micron Technology, Inc.#~	1,189,557

101,657	Microsoft Corp.~	20,840,702

9,460	NVIDIA Corp.~	4,016,621

25,514	Oracle Corp.~	1,414,751

6,954	Paychex, Inc.	500,132

13,468	PayPal Holdings, Inc.#~	2,640,671

15,610	QUALCOMM, Inc.~	1,648,572

14,344	Salesforce.com, Inc.#~	2,794,928

4,740	TE Connectivity, Ltd.	422,192

8,691	Texas Instruments, Inc.~	1,108,537

26,344	Visa, Inc. - Class A~	5,015,898

See accompanying Notes to Schedule of Investments

2

Hedged Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES		VALUE

4,812	Western Digital Corp.	$207,397

22,297	Western Union Company	541,371

9,634	Xilinx, Inc.~	1,034,210

		95,445,349

	Materials (2.6%)

4,291	Air Products & Chemicals, Inc.~	1,229,929

3,504	Avery Dennison Corp.	397,143

9,973	Ball Corp.	734,312

12,225	Corteva, Inc.#	349,146

12,224	Dow, Inc.#	501,917

12,221	DuPont de Nemours, Inc.	653,579

34,465	Freeport-McMoRan, Inc.	445,288

9,586	Linde, PLC	2,349,625

11,133	Newmont Mining Corp.	770,404

5,434	PPG Industries, Inc.	584,970

1,109	Sherwin-Williams Company	718,543

		8,734,856

	Real Estate (2.8%)

3,737	Alexandria Real Estate Equities, Inc.	663,504

4,696	American Tower Corp.	1,227,487

8,423	Apartment Investment & Management Company - Class A	326,981

3,435	AvalonBay Communities, Inc.	525,967

4,661	Crown Castle International Corp.	776,989

3,716	Digital Realty Trust, Inc.	596,567

860	Equinix, Inc.	675,513

3,326	Federal Realty Investment Trust	253,774

4,472	Mid-America Apartment Communities, Inc.	533,018

6,440	Prologis, Inc.	678,905

2,461	Public Storage	491,905

8,552	Realty Income Corp.	513,547

6,969	Regency Centers Corp.	285,938

5,163	Simon Property Group, Inc.	321,913

10,822	UDR, Inc.	391,756

8,755	Welltower, Inc.	468,918

16,295	Weyerhaeuser Company	453,164

		9,185,846

	Utilities (3.1%)

26,669	AES Corp.	406,169

10,442	American Electric Power Company, Inc.~	907,201

9,714	CMS Energy Corp.	623,444

8,133	Consolidated Edison, Inc.	624,858

9,618	Dominion Energy, Inc.	779,346

13,300	Duke Energy Corp.~	1,127,042

5,885	Edison International	327,618

5,954	Entergy Corp.	625,944

8,202	Exelon Corp.	316,679

13,468	FirstEnergy Corp.	390,572

5,348	NextEra Energy, Inc.~	1,501,184

16,457	NiSource, Inc.	402,374

10,341	Public Service Enterprise Group, Inc.	578,476

14,765	Southern Company	806,317

11,853	Xcel Energy, Inc.	818,331

		10,235,555

	TOTAL COMMON STOCKS (Cost $304,046,467)	349,211,498

NUMBER OF SHARES		VALUE

EXCHANGE-TRADED FUND (3.0%)

	Other (3.0%)

30,329	SPDR S&P 500 ETF Trust (Cost $9,431,507)	$9,903,025

WARRANT (0.0%) #

	Energy (0.0%)

1,375	Occidental Petroleum Corp. 08/03/27, Strike $22.00 (Cost $—)	—

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.8%) #

	Consumer Discretionary (0.0%)

51	eBay, Inc.

281,928	Call, 08/21/20, Strike $75.00	332

	Consumer Staples (0.0%)

38	Walmart, Inc.

491,720	Call, 08/21/20, Strike $150.00	608

	Other (0.8%)

	S&P 500 Index

800 261,689,600	Put, 08/31/20, Strike $2,700.00	400,000

400 130,844,800	Put, 07/31/20, Strike $2,700.00	1,000

300 98,133,600	Put, 09/30/20, Strike $2,900.00	1,101,000

150 49,066,800	Call, 12/31/20, Strike $3,800.00	235,500

50 16,355,600	Put, 09/30/20, Strike $2,500.00	49,000

50 16,355,600	Put, 11/30/20, Strike $3,000.00	545,250

50 16,355,600	Put, 11/30/20, Strike $2,400.00	135,750

50 16,355,600	Call, 12/31/20, Strike $3,700.00	133,750

		2,601,250

	TOTAL PURCHASED OPTIONS (Cost $6,051,030)	2,602,190

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (1.9%)

6,368,550	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.040%*** (Cost $6,368,550)	6,368,550

See accompanying Notes to Schedule of Investments

3

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

		VALUE

TOTAL INVESTMENTS (110.5%) (Cost $326,006,297)		$368,208,772

LIABILITIES, LESS OTHER ASSETS (-10.5%)		(34,884,627)

NET ASSETS (100.0%)		$333,324,145

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-10.7%) #

	Consumer Discretionary (0.0%)

102	eBay, Inc.

563,856	Call, 08/21/20, Strike $85.00	(357)

	Consumer Staples (0.0%)

76	Walmart, Inc.

983,440	Call, 08/21/20, Strike $175.00	(266)

	Other (-10.7%)

	S&P 500 Index

300 98,133,600	Put, 09/30/20, Strike $2,450.00	(253,500)

250 81,778,000	Call, 12/31/20, Strike $2,800.00	(13,545,000)

200 65,422,400	Put, 08/31/20, Strike $2,400.00	(43,500)

180 58,880,160	Call, 09/30/20, Strike $2,900.00	(7,193,700)

150 49,066,800	Call, 12/31/20, Strike $3,000.00	(5,754,000)

100 32,711,200	Put, 11/30/20, Strike $2,700.00	(565,000)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

100 32,711,200	Call, 12/31/20, Strike $2,900.00	$(4,612,000)

50 16,355,600	Call, 08/31/20, Strike $2,650.00	(3,093,250)

50 16,355,600	Put, 09/30/20, Strike $2,000.00	(15,000)

25 8,177,800	Call, 09/30/20, Strike $3,050.00	(679,375)

		(35,754,325)

	TOTAL WRITTEN OPTIONS (Premium $28,863,381)	(35,754,948)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $109,421,673.
***	The rate disclosed is the 7 day net yield as of July 31, 2020.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

4

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (99.9%)

		Communication Services (11.7%)

16,100		Alphabet, Inc. - Class A#~	$23,955,995

95,300		Facebook, Inc. - Class A#~	24,174,751

87,800		Walt Disney Company	10,267,332

			58,398,078

		Consumer Discretionary (5.6%)

235,800		Las Vegas Sands Corp.~	10,290,312

598,000		MGM Resorts International	9,621,820

169,700		Royal Caribbean Cruises, Ltd.	8,266,087

			28,178,219

		Consumer Staples (3.1%)

159,000		Coca-Cola Company	7,511,160

154,000		Sysco Corp.	8,138,900

			15,650,060

		Energy (5.3%)

433,500		Marathon Petroleum Corp.~	16,559,700

323,200		Royal Dutch Shell, PLC - Class A~^	9,634,592

			26,194,292

		Financials (24.2%)

660,000		Bank of America Corp.~	16,420,800

115,000		Cboe Global Markets, Inc.~	10,085,500

225,000		Discover Financial Services	11,121,750

88,300		Goldman Sachs Group, Inc.~	17,479,868

159,500		JPMorgan Chase & Company~	15,414,080

3,725,000	GBP	Legal & General Group, PLC	10,311,841

439,500		Morgan Stanley~	21,482,760

13,383,500	GBP	Natwest Group, PLC	18,431,951

			120,748,550

		Health Care (7.7%)

89,500		Baxter International, Inc.	7,731,010

375,000		Boston Scientific Corp.#	14,463,750

53,000		UnitedHealth Group, Inc.~	16,047,340

			38,242,100

		Industrials (27.1%)

605,000		Air Lease Corp.	15,863,100

75,000		Boeing Company~	11,850,000

781,500		Delta Air Lines, Inc.~	19,514,055

38,200		Honeywell International, Inc.~	5,705,934

146,000		L3Harris Technologies, Inc.~	24,576,180

395,000		Lyft, Inc. - Class A#~^	11,545,850

375,902		Raytheon Technologies Corp.~	21,306,125

102,000		Republic Services, Inc.	8,899,500

93,200		Union Pacific Corp.~	16,156,220

			135,416,964

		Information Technology (13.1%)

84,400		Applied Materials, Inc.	5,429,452

144,000		Fidelity National Information Services, Inc.~	21,068,640

32,500		FleetCor Technologies, Inc.#	8,403,525

57,500		Global Payments, Inc.	10,236,150

213,500		Micron Technology, Inc.#	10,686,742

NUMBER OF SHARES			VALUE

33,400		Paycom Software, Inc.#	$9,497,958

			65,322,467

		Materials (2.1%)

42,400		Linde, PLC~	10,392,664

		TOTAL COMMON STOCKS (Cost $516,165,001)	498,543,394

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (1.2%) #

		Consumer Discretionary (0.2%)

5,980		MGM Resorts International

9,621,820		Call, 08/21/20, Strike $16.50	505,310

615	EUR	Moncler, S.p.A.

11,769,129		Call, 09/17/20, Strike 35.00	293,398

			798,708

		Financials (0.0%)

47,000	GBP	Lloyds Banking Group, PLC

12,353,950		Call, 10/16/20, Strike 0.34	184,569

		Health Care (0.2%)

825		Baxter International, Inc.

7,126,350		Put, 07/31/20, Strike $90.00	288,750

950		BioMarin Pharmaceutical, Inc.

11,381,950		Call, 10/16/20, Strike $120.00	883,500

			1,172,250

		Industrials (0.1%)

750		Honeywell International, Inc.

11,202,750		Call, 08/21/20, Strike $155.00	92,625

4,800		Southwest Airlines Company

14,827,200		Call, 08/21/20, Strike $34.00	225,600

1,050		Waste Management, Inc.

11,508,000		Call, 08/21/20, Strike $110.00	202,125

			520,350

		Other (0.7%)

5,125		Invesco QQQ Trust Series

136,217,375		Put, 08/21/20, Strike $255.00	1,399,125

3,950		Lyft, Inc.

11,545,850		Call, 08/14/20, Strike $30.00	669,525

4,825		SPDR S&P 500 ETF Trust

157,545,900		Put, 08/21/20, Strike $315.00	1,406,488

			3,475,138

		TOTAL PURCHASED OPTIONS (Cost $11,257,450)	6,151,015

NUMBER OF SHARES			VALUE

SHORT TERM INVESTMENT (0.0%)

	53	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.040%*** (Cost $53)	53

See accompanying Notes to Schedule of Investments

1

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.6%)

7,914,913		State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $7,914,913)	$7,914,913

TOTAL INVESTMENTS (102.7%) (Cost $535,337,417)			512,609,375

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.6%)			(7,914,913)

LIABILITIES, LESS OTHER ASSETS (-1.1%)			(5,676,086)

NET ASSETS (100.0%)			$499,018,376

NUMBER OF SHARES			VALUE

COMMON STOCKS SOLD SHORT (-6.9%) #

		Consumer Staples (-3.6%)

(50,200)		Clorox Company	(11,872,802)

(47,000)		Walmart, Inc.	(6,081,800)

			(17,954,602)

		Information Technology (-3.3%)

(39,000)		Apple, Inc.	(16,576,560)

		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $21,500,062)	(34,531,162)

EXCHANGE-TRADED FUNDS SOLD SHORT (-58.1%) #

		Other (-58.1%)

(667,100)		Financial Select Sector SPDR Fund	(16,030,413)

(839,000)		SPDR S&P 500 ETF Trust	(273,950,280)

		TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $268,484,470)	(289,980,693)

TOTAL SECURITIES SOLD SHORT (Proceeds $289,984,532)			(324,511,855)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

WRITTEN OPTIONS (-1.2%) #

		Consumer Discretionary (-0.2%)

11,960		MGM Resorts International

19,243,640		Call, 08/21/20, Strike $18.00	(460,460)

615	EUR	Moncler, S.p.A.

11,769,129		Put, 09/17/20, Strike 31.00	(441,908)

			(902,368)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Health Care (-0.1%)

	BioMarin Pharmaceutical, Inc.

950 11,381,950	Call, 08/21/20, Strike $140.00	$(73,625)

475 5,690,975	Put, 10/16/20, Strike $110.00	(230,375)

265	Unitedhealth Group, Inc.

8,023,670	Put, 08/21/20, Strike $270.00	(33,258)

		(337,258)

	Industrials (-0.1%)

750	Honeywell International, Inc.

11,202,750	Put, 09/18/20, Strike $140.00	(227,625)

1,600	Southwest Airlines Company

4,942,400	Put, 09/18/20, Strike $32.50	(524,000)

1,050	Waste Management, Inc.

11,508,000	Put, 09/18/20, Strike $100.00	(91,875)

		(843,500)

	Information Technology (-0.1%)

159	Lam Research Corp.

5,996,844	Call, 07/31/20, Strike $360.00	(256,387)

	Other (-0.7%)

10,900	Financial Select Sector SPDR

16,030,413	Fund

	Call, 07/31/20, Strike $24.00	(43,361)

	Invesco QQQ Trust Series

5,125 136,217,375	Put, 08/21/20, Strike $230.00	(207,563)

5,125 136,217,375	Put, 09/18/20, Strike $230.00	(1,060,875)

3,950	iShares Russell 2000 ETF

58,207,200	Put, 08/21/20, Strike $120.00	(67,150)

	SPDR S&P 500 ETF Trust

4,825 157,545,900	Put, 08/07/20, Strike $317.00	(439,075)

4,825 157,545,900	Put, 09/18/20, Strike $295.00	(1,626,025)

		(3,444,049)

	TOTAL WRITTEN OPTIONS (Premium $9,410,947)	(5,783,562)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $183,076,879.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of July 31, 2020.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2020.

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
GBP	British Pound Sterling

See accompanying Notes to Schedule of Investments

2

Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (78.1%)

	Communication Services (8.1%)

3,000,000	Bandwidth, Inc.* 0.250%, 03/01/26	$5,068,965

7,500,000	GCI Liberty, Inc.* 1.750%, 09/30/46	11,837,737

	Liberty Media Corp.

10,750,000	1.375%, 10/15/23	11,704,278

7,200,000	2.250%, 09/30/46	3,438,756

8,000,000	Liberty Media Corp. / Liberty Formula One~ 1.000%, 01/30/23	9,285,880

7,750,000	Match Group FinanceCo 3, Inc.* 2.000%, 01/15/30	11,392,190

8,000,000	Sea, Ltd.* 2.375%, 12/01/25	12,386,960

	Snap, Inc.*

4,250,000	0.750%, 08/01/26	5,345,756

3,273,000	0.250%, 05/01/25^	4,155,548

7,600,000	Zynga, Inc. 0.250%, 06/01/24	10,177,768

		84,793,838

	Consumer Discretionary (18.6%)

15,419,000	Booking Holdings, Inc.*^ 0.750%, 05/01/25	19,491,081

6,750,000	Burlington Stores, Inc.* 2.250%, 04/15/25	7,616,396

7,250,000	Carnival Corp.* 5.750%, 04/01/23	10,534,576

6,000,000	Chegg, Inc. 0.125%, 03/15/25	10,048,020

7,000,000	Dick’s Sporting Goods, Inc.* 3.250%, 04/15/25	10,559,430

9,750,000	Etsy, Inc.*^ 0.125%, 10/01/26	14,817,465

1,435,000	Guess, Inc. 2.000%, 04/15/24	1,004,342

	NCL Corp., Ltd.*

5,285,000	5.375%, 08/01/25	4,923,453

3,750,000	6.000%, 05/15/24	4,408,275

	RH

3,750,000	0.000%, 09/15/24*	5,522,794

3,250,000	0.000%, 06/15/23^	5,177,299

18,000,000	Royal Caribbean Cruises, Ltd.* 4.250%, 06/15/23	17,239,230

	Tesla, Inc.

10,500,000	1.250%, 03/01/21~	41,568,975

4,500,000	2.000%, 05/15/24	21,109,702

4,000,000	Under Armour, Inc.* 1.500%, 06/01/24	4,812,360

6,750,000	Wayfair, Inc.* 1.000%, 08/15/26	12,766,984

4,000,000	Winnebago Industries, Inc.* 1.500%, 04/01/25	4,707,300

		196,307,682

	Energy (1.7%)

2,200,000	Helix Energy Solutions Group, Inc. 4.125%, 09/15/23	1,964,127

5,550,000	Integra LifeSciences Holdings Corp.* 0.500%, 08/15/25	5,185,282

PRINCIPAL AMOUNT		VALUE

7,750,000	Pioneer Natural Resources Company* 0.250%, 05/15/25	$9,201,149

4,000,000	Transocean, Inc. 0.500%, 01/30/23	1,577,340

		17,927,898

	Health Care (14.2%)

	BioMarin Pharmaceutical, Inc.

9,500,000	1.500%, 10/15/20	12,229,255

7,750,000	1.250%, 05/15/27*	9,042,739

4,630,000	CONMED Corp.^ 2.625%, 02/01/24	5,276,394

18,200,000	DexCom, Inc.* 0.250%, 11/15/25	19,701,682

2,772,000	Envista Holdings Corp.* 2.375%, 06/01/25	3,493,787

6,750,000	Exact Sciences Corp.^ 0.375%, 03/15/27	7,427,261

2,400,000	Flexion Therapeutics, Inc. 3.375%, 05/01/24	2,078,892

4,750,000	Illumina, Inc. 0.500%, 06/15/21	7,296,570

14,750,000	Insulet Corp.* 0.375%, 09/01/26	17,002,325

3,750,000	Invitae Corp.* 2.000%, 09/01/24	4,588,481

4,500,000	Jazz Investments I, Ltd.* 2.000%, 06/15/26	4,641,165

4,080,000	NanoString Technologies, Inc.* 2.625%, 03/01/25	4,284,510

2,740,000	Neurocrine Biosciences, Inc. 2.250%, 05/15/24	4,543,619

5,600,000	NuVasive, Inc.* 0.375%, 03/15/25	5,194,140

10,000,000	Pacira BioSciences, Inc.* 0.750%, 08/01/25	10,181,000

6,805,000	Repligen Corp. 0.375%, 07/15/24	9,869,904

2,000,000	Sarepta Therapeutics, Inc. 1.500%, 11/15/24	4,443,870

4,000,000	Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	4,940,740

7,750,000	Teladoc Health, Inc.* 1.250%, 06/01/27	9,973,475

3,734,000	Tricida, Inc.* 3.500%, 05/15/27	2,891,498

		149,101,307

	Industrials (5.2%)

8,250,000	Air Canada* 4.000%, 07/01/25	8,629,665

7,000,000	Air Transport Services Group, Inc. 1.125%, 10/15/24	7,068,460

11,750,000	American Airlines Group, Inc. 6.500%, 07/01/25	9,741,279

3,250,000	Chart Industries, Inc.* 1.000%, 11/15/24	4,350,222

7,750,000	Lyft, Inc.* 1.500%, 05/15/25	8,295,639

14,630,000	Southwest Airlines Company 1.250%, 05/01/25	17,082,500

		55,167,765

See accompanying Notes to Schedule of Investments

1

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Information Technology (29.5%)

1,125,000	Advanced Micro Devices, Inc. 2.125%, 09/01/26	$10,873,474

9,500,000	Akamai Technologies, Inc. 0.125%, 05/01/25	12,395,790

	Alteryx, Inc.*

4,445,000	0.500%, 08/01/24^	5,347,780

4,000,000	1.000%, 08/01/26	4,915,380

4,000,000	Cloudflare, Inc.* 0.750%, 05/15/25	5,423,120

14,000,000	Coupa Software, Inc.* 0.375%, 06/15/26	17,575,320

8,500,000	Datadog, Inc.* 0.125%, 06/15/25	10,745,700

1,125,000	DocuSign, Inc. 0.500%, 09/15/23	3,427,121

3,250,000	Envestnet, Inc. 1.750%, 06/01/23	4,332,071

2,750,000	Everbridge, Inc.* 0.125%, 12/15/24	3,926,436

4,000,000	Five9, Inc.* 0.500%, 06/01/25	4,628,900

6,250,000	II-VI, Inc. 0.250%, 09/01/22	7,965,313

14,500,000	Inphi Corp.* 0.750%, 04/15/25	18,890,455

7,750,000	Lumentum Holdings, Inc.*~ 0.500%, 12/15/26	9,089,587

15,250,000	Microchip Technology, Inc.~ 1.625%, 02/15/27	22,343,919

7,500,000	MongoDB, Inc.* 0.250%, 01/15/26	9,786,787

	Okta, Inc.*

8,000,000	0.125%, 09/01/25	10,903,560

4,750,000	0.375%, 06/15/26	5,575,194

9,500,000	Palo Alto Networks, Inc.~ 0.750%, 07/01/23	11,033,775

7,500,000	Proofpoint, Inc.* 0.250%, 08/15/24	7,700,700

3,500,000	Q2 Holdings, Inc.^ 0.750%, 06/01/26	4,362,330

15,750,000	RingCentral, Inc.*^ 0.000%, 03/01/25	17,304,525

4,250,000	Silicon Laboratories, Inc.* 0.625%, 06/15/25	4,656,789

6,250,000	Slack Technologies, Inc.* 0.500%, 04/15/25	7,611,156

20,000,000	Splunk, Inc.* 1.125%, 06/15/27	22,679,100

12,750,000	Square, Inc.* 0.125%, 03/01/25	16,991,925

2,250,000	Twilio, Inc. 0.250%, 06/01/23	8,818,684

3,250,000	Viavi Solutions, Inc.^ 1.000%, 03/01/24	4,010,500

1,750,000	Wix.com, Ltd. 0.000%, 07/01/23	3,673,075

9,500,000	Workday, Inc. 0.250%, 10/01/22	12,836,257

9,250,000	Zendesk, Inc.* 0.625%, 06/15/25	10,460,409

8,653,000	Zscaler, Inc.* 0.125%, 07/01/25	9,850,056

		310,135,188

PRINCIPAL AMOUNT		VALUE

	Real Estate (0.8%)

6,000,000	IH Merger Sub, LLC 3.500%, 01/15/22	$8,234,460

	TOTAL CONVERTIBLE BONDS (Cost $658,962,498)	821,668,138

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (14.4%)

	Communication Services (0.9%)

9,250	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	9,638,407

	Consumer Discretionary (0.9%)

92,520	Aptiv, PLC 5.500%, 06/15/23	9,456,469

	Consumer Staples (0.4%)

39,465	Energizer Holdings, Inc.^ 7.500%, 01/15/22	3,966,233

	Financials (3.2%)

30,400	Assurant, Inc. 6.500%, 03/15/21	3,285,936

10,300	Bank of America Corp.~‡‡ 7.250%	15,439,803

11,405	Wells Fargo & Company~‡‡ 7.500%	15,413,857

		34,139,596

	Health Care (1.8%)

80,360	Boston Scientific Corp. 5.500%, 06/01/23	9,023,624

6,755	Danaher Corp. 4.750%, 04/15/22	9,586,156

		18,609,780

	Industrials (1.7%)

11,795	Fortive Corp. 5.000%, 07/01/21	10,429,375

80,180	Stanley Black & Decker, Inc. 5.250%, 11/15/22	7,653,983

		18,083,358

	Information Technology (1.8%)

16,605	Broadcom, Inc. 8.000%, 09/30/22	18,944,811

	Utilities (3.7%)

135,685	American Electric Power Company, Inc.~ 6.125%, 03/15/22	7,001,346

92,540	Dominion Energy, Inc. 7.250%, 06/01/22	9,623,235

73,315	DTE Energy Company 6.250%, 11/01/22	3,305,773

	NextEra Energy, Inc.

149,730	4.872%, 09/01/22	8,266,593

86,590	5.279%, 03/01/23	4,194,420

	Sempra Energy

33,430	6.750%, 07/15/21^	3,461,342

See accompanying Notes to Schedule of Investments

2

Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES		VALUE

30,000	6.000%, 01/15/21	$3,064,200

		38,916,909

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $141,881,328)	151,755,563

COMMON STOCKS (1.8%)

	Information Technology (1.8%)

26,385	Lam Research Corp.	9,951,367

76,370	Micron Technology, Inc.#	3,822,700

11,735	ServiceNow, Inc.#	5,154,012

	TOTAL COMMON STOCKS (Cost $14,394,175)	18,928,079

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.1%) #

	Consumer Discretionary (0.0%)

200	Tesla, Inc.

28,615,200	Put, 08/21/20, Strike $950.00	109,500

	Financials (0.1%)

3,910	Bank of America Corp.

9,728,080	Call, 01/15/21, Strike $28.00	510,255

	TOTAL PURCHASED OPTIONS (Cost $3,269,863)	619,755

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (5.5%)

58,211,028	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.040%*** (Cost $58,211,028)	58,211,028

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.1%)

43,378,900	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $43,378,900)	$43,378,900

TOTAL INVESTMENTS (104.0%) (Cost $920,097,792)		1,094,561,463

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.1%)		(43,378,900)

		VALUE

OTHER ASSETS, LESS LIABILITIES (0.1%)		1,265,496

NET ASSETS (100.0%)		$1,052,448,059

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTION (-0.4%) #

	Consumer Discretionary (-0.4%)

200	Tesla, Inc.

28,615,200	Call, 08/21/20, Strike $1,250.00 (Premium $806,708)	(4,278,500)

FORWARD FOREIGN CURRENCY CONTRACTS

	LONG	SETTLEMENT	LOCAL	CURRENT	UNREALIZED
COUNTERPARTY	CONTRACTS	DATE	CURRENCY	VALUE	GAIN/LOSS
State Street Bank and Trust	Canadian Dollar	09/09/20	732,000	$546,537	$1,876
Goldman Sachs & Co.	Canadian Dollar	10/22/20	780,000	582,438	171

					$2,047

	SHORT	SETTLEMENT	LOCAL	CURRENT	UNREALIZED
COUNTERPARTY	CONTRACTS	DATE	CURRENCY	VALUE	GAIN/LOSS
Citibank N.A.	Canadian Dollar	09/09/20	732,000	$546,537	$(8,448)
State Street Bank and Trust	Canadian Dollar	10/22/20	11,221,000	8,378,889	(28,726)

					$(37,174)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options.
The aggregate value of such securities is $52,469,609.
^	Security, or portion of security, is on loan.
#	Non-income producing security.
‡‡	Perpetual maturity.
***	The rate disclosed is the 7 day net yield as of July 31, 2020.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2020.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (80.2%)

		Communication Services (10.5%)

1,363,000		Bharti Airtel, Ltd.* 1.500%, 02/17/25	$1,565,296

600,000	EUR	Cellnex Telecom, SA 1.500%, 01/16/26 CyberAgent, Inc.	1,279,852

50,000,000	JPY	0.000%, 02/17/23	536,652

50,000,000	JPY	0.000%, 02/19/25	559,019

760,000		iQIYI, Inc. 2.000%, 04/01/25	733,510

150,000,000	JPY	Konami Holdings Corp. 0.000%, 12/22/22	1,472,928

710,000		Liberty Media Corp. 1.375%, 10/15/23	773,027

665,000		Liberty Media Corp. (Sirius XM Holdings, Inc.)*§ 2.125%, 03/31/48	656,598

660,000		Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	766,085

670,000		Match Group FinanceCo 3, Inc.* 2.000%, 01/15/30	984,873

750,000		Momo, Inc. 1.250%, 07/01/25	608,546

1,437,000		Sea, Ltd.* 2.375%, 12/01/25 Snap, Inc.*	2,225,008

2,586,000		0.750%, 08/01/26	3,252,735

476,000		0.250%, 05/01/25^	604,351

2,090,000		Twitter, Inc. 0.250%, 06/15/24	2,166,139

675,000		Zynga, Inc. 0.250%, 06/01/24	903,946

			19,088,565

		Consumer Discretionary (14.5%)

613,000		Baozun, Inc. 1.625%, 05/01/24	632,374

1,957,000		Booking Holdings, Inc.*^ 0.750%, 05/01/25	2,473,834

2,030,000		Carnival Corp.* 5.750%, 04/01/23	2,949,681

5,000,000	HKD	China Yuhua Education Corp, Ltd. 0.900%, 12/27/24	773,047

600,000		Cie Generale des Etablissements Michelin, SCA 0.000%, 01/10/22	589,719

900,000	EUR	Delivery Hero, SE 0.250%, 01/23/24	1,266,281

1,155,000		DISH Network Corp. 3.375%, 08/15/26	1,065,586

665,000		Guess, Inc. 2.000%, 04/15/24	465,427

600,000	EUR	HelloFresh, SE 0.750%, 05/13/25 NCL Corp., Ltd.*	848,404

1,822,000		5.375%, 08/01/25^	1,697,357

1,277,000		6.000%, 05/15/24	1,501,164

600,000	GBP	Ocado Group, PLC 0.750%, 01/18/27	831,687

650,000		RH^ 0.000%, 06/15/23	1,035,460

PRINCIPAL AMOUNT			VALUE

3,922,000		Royal Caribbean Cruises, Ltd.* 4.250%, 06/15/23	$3,756,237

416,000	EUR	SEB, SA 0.000%, 11/17/21	887,871

270,000		Shanghai Port Group BVI Holding Company, Ltd. 0.000%, 08/09/22	272,577

555,000		Tesla, Inc. 2.000%, 05/15/24	2,603,530

228,000		2.375%, 03/15/22^	997,735

1,452,000		Under Armour, Inc.* 1.500%, 06/01/24	1,746,887

			26,394,858

		Consumer Staples (2.9%)

3,800,000		Carrefour, SA 0.000%, 03/27/24	3,646,442

100,000,000	JPY	Nippon Flour Mills Company, Ltd. 0.000%, 06/20/25	971,532

729,000		Turning Point Brands, Inc. 2.500%, 07/15/24	669,448

			5,287,422

		Energy (2.6%)

390,000		Nabors Industries, Inc. 0.750%, 01/15/24	118,999

2,141,000		Pioneer Natural Resources Company* 0.250%, 05/15/25	2,541,891

2,000,000		TOTAL, SE 0.500%, 12/02/22	1,971,510

			4,632,400

		Financials (4.4%)

1,100,000	EUR	AURELIUS Equity Opportunities SE & Co., KGaA 1.000%, 12/01/20	1,192,877

5,000,000	HKD	Best Path Global, Ltd. 0.000%, 05/18/21	784,737

2,700,000	EUR	Corestate Capital Holding, SA 1.375%, 11/28/22	2,273,922

820,000		GSK Finance No 3, PLC* 0.000%, 06/22/23	867,675

1,200,000		JPMorgan Chase Bank, N.A. 0.000%, 08/07/22	1,564,722

900,000	EUR	LEG Immobilien, AG^ 0.875%, 09/01/25	1,270,830

			7,954,763

		Health Care (7.4%)

1,230,000		BioMarin Pharmaceutical, Inc. 1.500%, 10/15/20	1,583,367

650,000		Coherus Biosciences, Inc.* 1.500%, 04/15/26	728,777

715,000		DexCom, Inc.* 0.250%, 11/15/25	773,995

600,000	EUR	GN Store Nord, A/S 0.000%, 05/21/24	732,066

252,000		Innoviva, Inc. 2.500%, 08/15/25	263,200

970,000		Insulet Corp.* 0.375%, 09/01/26	1,118,119

830,000		Jazz Investments I, Ltd.* 2.000%, 06/15/26	856,037

See accompanying Notes to Schedule of Investments

1

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

1,100,000		Luckin Coffee, Inc.* 0.750%, 01/15/25 NuVasive, Inc.	$436,210

765,000		2.250%, 03/15/21	847,624

710,000		0.375%, 03/15/25* Pacira BioSciences, Inc.	658,543

595,000		0.750%, 08/01/25*	605,769

113,000		2.375%, 04/01/22^	124,465

130,000,000	JPY	Ship Healthcare Holdings, Inc. 0.000%, 12/13/23	1,323,334

630,000		Tabula Rasa HealthCare, Inc.* 1.750%, 02/15/26	660,356

703,000		Teladoc Health, Inc.* 1.250%, 06/01/27	904,691

1,200,000		WuXi AppTec Company, Ltd. 0.000%, 09/17/24	1,867,248

			13,483,801

		Industrials (6.3%)

2,968,000		Air Canada* 4.000%, 07/01/25	3,104,587

2,165,000		American Airlines Group, Inc. 6.500%, 07/01/25	1,794,882

60,000,000	JPY	Kandenko Company, Ltd. 0.000%, 03/31/21	564,894

714,000		Lyft, Inc.* 1.500%, 05/15/25	764,269

2,618,000		Southwest Airlines Company 1.250%, 05/01/25	3,056,869

400,000	EUR	Symrise, AG 0.238%, 06/20/24	609,531

1,400,000		Vinci, SA 0.375%, 02/16/22	1,525,475

			11,420,507

		Information Technology (24.7%)

1,691,000		8x8, Inc. 0.500%, 02/01/24	1,556,557

1,310,000		Akamai Technologies, Inc. 0.125%, 05/01/25 Alteryx, Inc.*	1,709,314

664,000		0.500%, 08/01/24	798,858

655,000		1.000%, 08/01/26	804,893

714,000		Cloudflare, Inc.* 0.750%, 05/15/25	968,027

1,665,000		Coupa Software, Inc.* 0.375%, 06/15/26	2,090,208

673,000		CyberArk Software, Ltd.* 0.000%, 11/15/24	692,796

746,000		Datadog, Inc.* 0.125%, 06/15/25	943,093

673,000		Everbridge, Inc.*^ 0.125%, 12/15/24	960,906

330,000		FireEye, Inc. 1.625%, 06/01/35	319,433

726,000		Five9, Inc.* 0.500%, 06/01/25	840,145

455,000		II-VI, Inc. 0.250%, 09/01/22	579,875

653,000		Inphi Corp.*^ 0.750%, 04/15/25	850,722

1,761,000		Lumentum Holdings, Inc.* 0.500%, 12/15/26	2,065,389

1,920,000		Microchip Technology, Inc. 1.625%, 02/15/27	2,813,136

PRINCIPAL AMOUNT			VALUE

1,362,000		New Relic, Inc. 0.500%, 05/01/23	$1,363,784

600,000	EUR	Nexi S.p.A 1.750%, 04/24/27	802,273

1,325,000		Okta, Inc.* 0.125%, 09/01/25	1,805,902

380,000		ON Semiconductor Corp. 1.000%, 12/01/20 Palo Alto Networks, Inc.	451,094

770,000		0.375%, 06/01/25*	835,642

650,000		0.750%, 07/01/23	754,942

729,000		Pegasystems, Inc.*^ 0.750%, 03/01/25	815,222

305,000		Pluralsight, Inc. 0.375%, 03/01/24	283,803

660,000		Proofpoint, Inc.* 0.250%, 08/15/24	677,662

670,000		Q2 Holdings, Inc.^ 0.750%, 06/01/26	835,075

742,000		Silicon Laboratories, Inc.* 0.625%, 06/15/25	813,021

1,200,000		Slack Technologies, Inc.* 0.500%, 04/15/25	1,461,342

550,000	EUR	SOITEC 0.000%, 06/28/23	767,733

1,430,000		Splunk, Inc. 1.125%, 09/15/25	2,226,453

983,000		Square, Inc. 0.500%, 05/15/23	1,758,784

1,000,000		STMicroelectronics, NV 0.000%, 07/03/22	1,360,405

359,000		Twilio, Inc. 0.250%, 06/01/23	1,407,070

1,870,000		Workday, Inc. 0.250%, 10/01/22	2,526,716

1,146,000		Workiva, Inc.* 1.125%, 08/15/26	1,128,151

1,367,000		Xero Investments, Ltd. 2.375%, 10/04/23	2,068,743

1,649,000		Zendesk, Inc.* 0.625%, 06/15/25	1,864,780

790,000		Zscaler, Inc.* 0.125%, 07/01/25	899,289

			44,901,238

		Materials (3.8%)

4,000,000		BASF, SE 0.925%, 03/09/23	3,941,940

1,600,000		LG Chem, Ltd. 0.000%, 04/16/21	1,879,200

50,000,000	JPY	Mitsubishi Chemical Holdings Corp. 0.000%, 03/29/24	462,685

60,000,000JPY		Teijin, Ltd. 0.000%, 12/10/21	570,863

			6,854,688

		Real Estate (3.1%)

700,000	EUR	ANLLIAN Capital, Ltd. 0.000%, 02/05/25	786,965

1,750,000	SGD	CapitaLand, Ltd. 1.950%, 10/17/23	1,258,491

1,900,000	EUR	Grand City Properties, SA 0.250%, 03/02/22	2,266,083

525,000		IH Merger Sub, LLC 3.500%, 01/15/22	720,515

See accompanying Notes to Schedule of Investments

2

Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

60,000,000	JPY	Relo Group, Inc. 0.000%, 03/22/21	$545,373

			5,577,427

		TOTAL CONVERTIBLE BONDS (Cost $132,921,296)	145,595,669

BANK LOAN (0.2%) ¡

		Financials (0.2%)

1,056,117	EUR	Steenbok Lux Finco 2 Sarl ‡ 0.000%, 12/31/21 6 mo. EURIBOR + 10.00% (Cost $558,391)	298,573

SYNTHETIC CONVERTIBLE SECURITIES (1.6%) ¤

U.S. Government and Agency Security (1.5%)

2,693,000		United States Treasury Note 1.875%, 05/31/22	2,779,313

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITY	2,779,313

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
Purchased Option (0.1%) #

		Consumer Discretionary (0.1%)

105		Alibaba Group Holding, Ltd.

2,635,710		Call, 09/18/20, Strike $260.00	102,375

		TOTAL PURCHASED OPTION	102,375

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $2,846,901)	2,881,688

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (9.2%)

		Communication Services (0.5%)

845		2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	880,482

		Financials (4.3%)

6,030		Assurant, Inc. 6.500%, 03/15/21	651,783

2,487		Bank of America Corp.‡‡ 7.250%	3,728,038

2,530		Wells Fargo & Company‡‡ 7.500%	3,419,295

			7,799,116

		Health Care (1.0%)

1,295		Danaher Corp. 4.750%, 04/15/22	1,837,760

NUMBER OF SHARES		VALUE

	Information Technology (1.2%)

1,995	Broadcom, Inc. 8.000%, 09/30/22	$2,276,115

	Real Estate (0.3%)

425	Crown Castle International Corp. 6.875%, 08/01/20	614,125

	Utilities (1.9%)

12,955	American Electric Power Company, Inc.^ 6.125%, 03/15/22	668,478

13,250	DTE Energy Company 6.250%, 11/01/22	597,443

13,215	Essential Utilities, Inc. 6.000%, 04/30/22 Sempra Energy	778,099

6,535	6.750%, 07/15/21	676,634

6,415	6.000%, 01/15/21	655,228

		3,375,882

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,679,972)	16,783,480

SHORT TERM INVESTMENT (7.6%)

13,905,405	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.040%*** (Cost $13,905,405)	13,905,405

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (6.3%)

11,402,989	State Street Navigator Securities

	Lending Government Money

	Market Portfolio†

	(Cost $11,402,989)	11,402,989

TOTAL INVESTMENTS (105.1%)
(Cost $176,314,954)		190,867,804

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-6.3%)		(11,402,989)

OTHER ASSETS, LESS LIABILITIES (1.2%)		2,169,981

NET ASSETS (100.0%)		$181,634,796

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

See accompanying Notes to Schedule of Investments

3

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
^	Security, or portion of security, is on loan.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2020.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.
‡‡	Perpetual maturity.
***	The rate disclosed is the 7 day net yield as of July 31, 2020.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2020.

FOREIGN CURRENCY ABBREVIATIONS
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

4

Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2020

	Value	% of Total Investments
US Dollar	$164,929,301	86.4%
European Monetary Unit	15,283,261	8.0%
Japanese Yen	7,007,280	3.7%
Hong Kong Dollar	1,557,784	0.8%
Singapore Dollar	1,258,491	0.7%
British Pound Sterling	831,687	0.4%
Total Investments	$190,867,804	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

5

Calamos Timpani Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (99.2%)

	Communication Services (4.8%)

6,396	Bandwidth, Inc. - Class A#	$926,013

23,537	Cardlytics, Inc.#	1,563,328

26,656	EverQuote, Inc. - Class A#	1,451,419

181,838	iClick Interactive Asia Group, Ltd.#	1,320,144

22,296	Sciplay Corp. - Class A#	325,967

		5,586,871

	Consumer Discretionary (25.5%)

34,112	Callaway Golf Company	649,834

56,156	CarParts.com, Inc.#	771,864

23,368	Century Communities, Inc.#	832,368

19,285	Chegg, Inc.#	1,561,506

4,698	Deckers Outdoor Corp.#	983,056

15,248	DraftKings, Inc. - Class A#	508,902

86,749	GAN, Ltd.#	1,678,593

21,971	LGI Homes, Inc.#	2,507,111

18,466	Lithia Motors, Inc. - Class A	4,231,484

32,101	Lovesac Company#	1,020,170

13,382	Malibu Boats, Inc. - Class A#	786,594

38,798	Noodles & Company#	269,646

36,245	OneWater Marine, Inc. - Class A#	906,125

44,423	Purple Innovation, Inc.#	1,082,589

8,347	Sonic Automotive, Inc. - Class A	318,188

101,916	Sportsman’s Warehouse Holdings, Inc.#	1,639,828

9,757	Stamps.com, Inc.#	2,539,552

13,961	Thor Industries, Inc.	1,591,414

20,405	TopBuild Corp.#	2,691,828

23,248	Winnebago Industries, Inc.	1,404,412

33,462	Workhorse Group, Inc.#	519,330

22,754	YETI Holdings, Inc.#	1,112,443

		29,606,837

	Consumer Staples (1.9%)

2,289	Boston Beer Company, Inc. - Class A#	1,855,097

9,010	Grocery Outlet Holding Corp.#	396,350

		2,251,447

	Financials (4.3%)

2,927	Kinsale Capital Group, Inc.	570,472

13,659	LPL Financial Holdings, Inc.	1,079,334

29,909	Palomar Holdings, Inc.#	2,731,888

34,474	Trean Insurance Group, Inc.#	537,795

		4,919,489

	Health Care (25.4%)

36,931	1Life Healthcare, Inc.#	1,093,527

3,180	Acceleron Pharma, Inc.#	315,361

5,926	Addus HomeCare Corp.#	571,326

69,682	Akebia Therapeutics, Inc.#	778,348

2,819	Amedisys, Inc.#	660,097

39,087	Avadel Pharmaceuticals, PLC#	306,051

47,411	Axonics Modulation Technologies, Inc.#	2,008,330

8,432	Axsome Therapeutics, Inc.#	601,455

15,948	BioLife Solutions, Inc.#	308,275

8,239	Blueprint Medicines Corp.#	602,930

46,025	Castle Biosciences, Inc.#	1,782,088

NUMBER OF SHARES		VALUE

15,563	Exagen, Inc.#	$193,759

25,259	Halozyme Therapeutics, Inc.#	686,792

35,546	Icad, Inc.#	327,734

19,008	Immunomedics, Inc.#	802,708

20,296	Inspire Medical Systems, Inc.#	2,016,611

70,911	Itamar Medical, Ltd.#	1,804,685

6,721	LHC Group, Inc.#	1,311,334

7,673	Momenta Pharmaceuticals, Inc.#	226,277

13,226	MyoKardia, Inc.#	1,192,059

43,640	Myovant Sciences, Ltd.#	663,328

13,527	Natera, Inc.#	649,567

22,537	Phreesia, Inc.#	677,462

3,337	Quidel Corp.#	942,602

4,120	Repligen Corp.#	621,749

59,769	Repro-Med Systems, Inc.#	623,391

14,226	Revance Therapeutics, Inc.#	334,026

8,058	Simulations Plus, Inc.	567,283

13,623	Staar Surgical Company#	792,722

11,467	Tandem Diabetes Care, Inc.#	1,197,843

4,674	Teladoc Health, Inc.#	1,110,683

34,582	Vapotherm, Inc.#	1,806,564

98,459	Zynex, Inc.#	1,882,536

		29,459,503

	Industrials (11.5%)

28,873	Advanced Drainage Systems, Inc.	1,414,777

6,998	Axon Enterprise, Inc.#	581,744

10,624	AZEK Company, Inc.#	366,528

19,309	Generac Holdings, Inc.#	3,042,712

24,127	Heartland Express, Inc.	489,416

21,332	Knight-Swift Transportation Holdings, Inc.	927,729

4,686	Landstar System, Inc.	570,661

46,037	Montrose Environmental Group, Inc.#	1,001,305

14,238	Saia, Inc.#	1,700,729

30,692	Schneider National, Inc. - Class B	771,290

61,395	Shyft Group, Inc.	1,159,137

9,142	Trex Company, Inc.#	1,273,755

		13,299,783

	Information Technology (23.9%)

28,211	2U, Inc.#	1,328,597

14,394	ACM Research, Inc. - Class A#	1,380,960

12,069	Advanced Energy Industries, Inc.#	887,916

35,353	AudioCodes, Ltd.	1,275,890

6,336	Bill.com Holdings, Inc.#	589,945

25,368	Diodes, Inc.#	1,305,184

16,502	Dynatrace, Inc.#	690,279

9,287	Everbridge, Inc.#	1,326,184

15,840	Five9, Inc.#	1,913,789

16,189	GDS Holdings, Ltd.#	1,299,815

4,047	Globant, SA#	699,888

24,685	II-VI, Inc.#	1,252,023

8,709	Inphi Corp.#	1,137,918

36,052	Lattice Semiconductor Corp.#	1,120,857

31,684	Napco Security Technologies, Inc.#	835,824

42,448	Ping Identity Holding Corp.#	1,458,513

10,383	RingCentral, Inc. - Class A#	3,013,873

14,936	Sapiens International Corp., NV	456,444

31,029	SiTime Corp.#	1,649,191

55,999	Sprout Social, Inc. - Class A#	1,617,811

54,566	SVMK, Inc.#	1,308,493

See accompanying Notes to Schedule of Investments

1

Calamos Timpani Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES		VALUE

10,732	Varonis Systems, Inc.#	$1,162,812

		27,712,206

	Real Estate (1.9%)

51,651	Redfin Corp.#	2,147,649

	TOTAL COMMON STOCKS (Cost $76,311,277)	114,983,785

SHORT TERM INVESTMENT (0.4%)

473,589	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.040%*** (Cost $473,589)	473,589

TOTAL INVESTMENTS (99.6%) (Cost $76,784,866)		115,457,374

OTHER ASSETS, LESS LIABILITIES (0.4%)		466,295

NET ASSETS (100.0%)		$115,923,669

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2020.

See accompanying Notes to Schedule of Investments

2

Calamos Timpani SMID Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (99.2%)

	Communication Services (3.7%)

780	Bandwidth, Inc. - Class A#	$112,928

2,624	Cardlytics, Inc.#	174,286

1,819	EverQuote, Inc. - Class A#	99,045

11,152	iClick Interactive Asia Group, Ltd.#	80,963

3,142	Sciplay Corp. - Class A#	45,936

483	Take-Two Interactive Software, Inc.#	79,222

		592,380

	Consumer Discretionary (22.7%)

4,047	Callaway Golf Company	77,095

2,580	Century Communities, Inc.#	91,900

3,168	Chegg, Inc.#	256,513

1,980	Chewy, Inc. - Class A#	103,930

520	Deckers Outdoor Corp.#	108,810

2,968	DraftKings, Inc. - Class A#	99,057

1,476	Etsy, Inc.#	174,729

9,713	GAN, Ltd.#	187,947

2,784	LGI Homes, Inc.#	317,682

2,339	Lithia Motors, Inc. - Class A	535,982

1,423	Malibu Boats, Inc. - Class A#	83,644

433	Pool Corp.	137,131

4,208	Purple Innovation, Inc.#	102,549

1,178	Sonic Automotive, Inc. - Class A	44,905

12,549	Sportsman’s Warehouse Holdings, Inc.#	201,913

1,114	Stamps.com, Inc.#	289,952

1,832	Thor Industries, Inc.	208,830

2,636	TopBuild Corp.#	347,741

2,945	Winnebago Industries, Inc.	177,907

2,809	YETI Holdings, Inc.#	137,332

		3,685,549

	Consumer Staples (1.7%)

272	Boston Beer Company, Inc. - Class A#	220,440

1,064	Grocery Outlet Holding Corp.#	46,805

		267,245

	Financials (4.2%)

322	Kinsale Capital Group, Inc.	62,758

2,772	LPL Financial Holdings, Inc.	219,043

3,453	Palomar Holdings, Inc.#	315,397

4,858	Trean Insurance Group, Inc.#	75,785

		672,983

	Health Care (22.6%)

4,072	1Life Healthcare, Inc.#	120,572

582	Acceleron Pharma, Inc.#	57,717

359	Addus HomeCare Corp.#	34,611

5,297	Akebia Therapeutics, Inc.#	59,167

1,559	Alnylam Pharmaceuticals, Inc.#	227,240

235	Amedisys, Inc.#	55,028

3,960	Avadel Pharmaceuticals, PLC#	31,007

5,882	Axonics Modulation Technologies, Inc.#	249,161

730	Axsome Therapeutics, Inc.#	52,071

2,252	BioLife Solutions, Inc.#	43,531

681	Blueprint Medicines Corp.#	49,836

NUMBER OF SHARES		VALUE

2,698	Castle Biosciences, Inc.#	$104,467

2,475	Halozyme Therapeutics, Inc.#	67,295

2,401	Horizon Therapeutics, PLC#	146,917

3,292	Immunomedics, Inc.#	139,021

2,388	Inspire Medical Systems, Inc.#	237,272

557	Insulet Corp.#	113,272

780	LHC Group, Inc.#	152,186

332	Masimo Corp.#	73,080

718	Moderna, Inc.#	53,204

865	Molina Healthcare, Inc.#	159,765

743	Momenta Pharmaceuticals, Inc.#	21,911

1,535	MyoKardia, Inc.#	138,350

4,591	Myovant Sciences, Ltd.#	69,783

780	Natera, Inc.#	37,456

576	Neurocrine Biosciences, Inc.#	69,327

1,411	Phreesia, Inc.#	42,415

322	Quidel Corp.#	90,955

384	Repligen Corp.#	57,949

1,733	Revance Therapeutics, Inc.#	40,691

1,365	Staar Surgical Company#	79,429

2,352	Tandem Diabetes Care, Inc.#	245,690

220	Teladoc Health, Inc.#	52,279

4,121	Vapotherm, Inc.#	215,281

990	Zai Lab, Ltd.#	75,349

10,721	Zynex, Inc.#	204,985

		3,668,270

	Industrials (11.7%)

2,945	Advanced Drainage Systems, Inc.	144,305

990	Axon Enterprise, Inc.#	82,299

1,510	AZEK Company, Inc.#	52,095

2,599	Generac Holdings, Inc.#	409,551

3,386	Heartland Express, Inc.	68,685

4,862	Knight-Swift Transportation Holdings, Inc.	211,448

791	Landstar System, Inc.	96,328

6,472	Montrose Environmental Group, Inc.#	140,766

928	Old Dominion Freight Line, Inc.	169,657

1,136	Saia, Inc.#	135,695

3,708	Schneider National, Inc. - Class B	93,182

4,901	Shyft Group, Inc.	92,531

1,398	Trex Company, Inc.#	194,783

		1,891,325

	Information Technology (30.9%)

3,006	2U, Inc.#	141,568

1,489	Advanced Energy Industries, Inc.#	109,546

2,129	Akamai Technologies, Inc.#	239,385

1,015	Alteryx, Inc. - Class A#	178,122

2,666	AudioCodes, Ltd.	96,216

1,077	Bill.com Holdings, Inc.#	100,280

458	Coupa Software, Inc.#	140,354

1,450	Crowdstrike Holdings, Inc. - Class A#	164,140

1,869	Diodes, Inc.#	96,160

3,985	Dynatrace, Inc.#	166,693

322	EPAM Systems, Inc.#	93,406

949	Everbridge, Inc.#	135,517

1,869	Five9, Inc.#	225,813

2,760	GDS Holdings, Ltd.#	221,600

978	Globant, SA#	169,135

3,945	II-VI, Inc.#	200,090

842	Inphi Corp.#	110,016

4,059	Lattice Semiconductor Corp.#	126,194

See accompanying Notes to Schedule of Investments

1

Calamos Timpani SMID Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES		VALUE

557	MongoDB, Inc.#	$127,598

532	Monolithic Power Systems, Inc.	140,985

718	Nice, Ltd.#	147,362

1,287	Pegasystems, Inc.	150,437

5,359	Ping Identity Holding Corp.#	184,135

1,745	RingCentral, Inc. - Class A#	506,521

1,522	Sapiens International Corp., NV	46,512

1,980	SiTime Corp.#	105,237

5,420	Sprout Social, Inc. - Class A#	156,584

6,435	SVMK, Inc.#	154,311

458	Trade Desk, Inc. - Class A#	206,705

1,349	Varonis Systems, Inc.#	146,164

438	Wix.com, Ltd.#	127,230

750	Zscaler, Inc.#	97,388

		5,011,404

	Real Estate (1.7%)

6,522	Redfin Corp.#	271,185

NUMBER OF SHARES		VALUE

	TOTAL COMMON STOCKS (Cost $11,590,961)	16,060,341

SHORT TERM INVESTMENT (0.3%)

51,370	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.040%*** (Cost $51,370)	$51,370

TOTAL INVESTMENTS (99.5%) (Cost $11,642,331)		16,111,711

OTHER ASSETS, LESS LIABILITIES (0.5%)		88,987

NET ASSETS (100.0%)		$16,200,698

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2020.

See accompanying Notes to Schedule of Investments

2

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (98.4%)

	Communication Services (11.8%)

36,312	Activision Blizzard, Inc.	$3,000,461

43,869	Alphabet, Inc. - Class A#~	65,274,878

5,767	Bandwidth, Inc. - Class A#	834,946

19,395	Cardlytics, Inc.#^	1,288,216

13,456	EverQuote, Inc. - Class A#	732,679

284,740	Facebook, Inc. - Class A#~	72,229,996

82,284	iClick Interactive Asia Group, Ltd.#	597,382

201,141	Live Nation Entertainment, Inc.#	9,415,410

5,605	Netflix, Inc.#	2,740,172

9,738	Roku, Inc.#^	1,508,319

23,190	Sciplay Corp. - Class A#	339,038

3,598	Take-Two Interactive Software, Inc.#	590,144

41,438	Tencent Holdings, Ltd.^	2,838,089

93,523	Walt Disney Company	10,936,580

		172,326,310

	Consumer Discretionary (17.6%)

11,320	Alibaba Group Holding, Ltd.#	2,841,546

40,327	Amazon.com, Inc.#~	127,622,050

19,415	Aptiv, PLC	1,509,516

29,934	Callaway Golf Company	570,243

19,044	Century Communities, Inc.#	678,347

23,447	Chegg, Inc.#^	1,898,504

14,646	Chewy, Inc. - Class A#^	768,769

11,834	Chipotle Mexican Grill, Inc.#	13,670,164

3,836	Deckers Outdoor Corp.#	802,683

21,930	DraftKings, Inc. - Class A#^	731,914

10,897	Etsy, Inc.#	1,289,987

71,667	GAN, Ltd.#	1,386,757

20,554	LGI Homes, Inc.#	2,345,417

17,301	Lithia Motors, Inc. - Class A	3,964,524

30,275	Lululemon Athletica, Inc.#	9,857,237

10,517	Malibu Boats, Inc. - Class A#	618,189

207,913	Nike, Inc. - Class B~	20,294,388

3,204	Pool Corp.	1,014,707

31,124	Purple Innovation, Inc.#^	758,492

189,303	Royal Caribbean Cruises, Ltd.	9,220,949

8,696	Sonic Automotive, Inc. - Class A	331,492

92,703	Sportsman’s Warehouse Holdings, Inc.#	1,491,591

8,273	Stamps.com, Inc.#	2,153,296

18,711	Tesla, Inc.#	26,770,950

13,548	Thor Industries, Inc.^	1,544,337

176,498	TJX Companies, Inc.	9,176,131

19,512	TopBuild Corp.#	2,574,023

21,786	Winnebago Industries, Inc.	1,316,092

123,965	Wynn Resorts, Ltd.	8,978,785

20,780	YETI Holdings, Inc.#	1,015,934

		257,197,014

	Consumer Staples (2.5%)

2,014	Boston Beer Company, Inc. - Class A#	1,632,226

90,497	Coca-Cola Company	4,275,078

101,086	Constellation Brands, Inc. - Class A	18,013,525

25,738	Estee Lauder Companies, Inc. - Class A	5,084,285

7,866	Grocery Outlet Holding Corp.#	346,025

NUMBER OF SHARES		VALUE

59,072	Walmart, Inc.	$7,643,917

		36,995,056

	Energy (0.4%)

120,404	Hess Corp.	5,925,081

	Financials (3.5%)

229,000	Charles Schwab Corp.	7,591,350

39,902	Goldman Sachs Group, Inc.	7,899,000

113,801	JPMorgan Chase & Company	10,997,729

2,380	Kinsale Capital Group, Inc.	463,862

20,453	LPL Financial Holdings, Inc.	1,616,196

103,526	Marsh & McLennan Companies, Inc.	12,071,131

25,491	Palomar Holdings, Inc.#	2,328,348

1,098,953	SLM Corp.	7,439,912

35,830	Trean Insurance Group, Inc.#	558,948

		50,966,476

	Health Care (10.4%)

30,104	1Life Healthcare, Inc.#	891,379

4,296	Acceleron Pharma, Inc.#	426,034

2,655	Addus HomeCare Corp.#	255,968

39,146	Akebia Therapeutics, Inc.#	437,261

11,534	Alnylam Pharmaceuticals, Inc.#	1,681,196

1,739	Amedisys, Inc.#	407,204

29,293	Avadel Pharmaceuticals, PLC#^	229,364

43,399	Axonics Modulation Technologies, Inc.#^	1,838,382

5,371	Axsome Therapeutics, Inc.#^	383,113

97,690	Baxter International, Inc.	8,438,462

16,679	BioLife Solutions, Inc.#	322,405

187,002	BioMarin Pharmaceutical, Inc.#	22,404,710

5,017	Blueprint Medicines Corp.#	367,144

252,304	Boston Scientific Corp.#	9,731,365

133,565	Bristol-Myers Squibb Company	7,834,923

19,954	Castle Biosciences, Inc.#	772,619

3,318	DexCom, Inc.#	1,445,122

84,802	Eli Lilly and Company	12,744,892

18,261	Halozyme Therapeutics, Inc.#	496,517

17,751	Horizon Therapeutics, PLC#	1,086,184

24,278	Immunomedics, Inc.#^	1,025,260

17,626	Inspire Medical Systems, Inc.#	1,751,319

4,119	Insulet Corp.#	837,640

5,772	LHC Group, Inc.#	1,126,175

2,446	Masimo Corp.#	538,413

5,297	Moderna, Inc.#	392,508

6,380	Molina Healthcare, Inc.#	1,178,386

5,492	Momenta Pharmaceuticals, Inc.#	161,959

11,351	MyoKardia, Inc.#	1,023,066

33,944	Myovant Sciences, Ltd.#	515,949

5,779	Natera, Inc.#	277,508

4,252	Neurocrine Biosciences, Inc.#	511,771

10,417	Phreesia, Inc.#	313,135

2,380	Quidel Corp.#	672,279

2,880	Repligen Corp.#	434,621

12,816	Revance Therapeutics, Inc.#^	300,920

10,074	Staar Surgical Company#	586,206

17,356	Tandem Diabetes Care, Inc.#	1,813,008

14,446	Teladoc Health, Inc.#	3,432,803

30,672	Thermo Fisher Scientific, Inc.	12,696,674

38,093	UnitedHealth Group, Inc.~	11,533,798

30,483	Vapotherm, Inc.#^	1,592,432

80,144	Vertex Pharmaceuticals, Inc.#	21,799,168

7,310	Zai Lab, Ltd.#	556,364

See accompanying Notes to Schedule of Investments

1

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES		VALUE

89,995	Zoetis, Inc.	$13,650,442

79,226	Zynex, Inc.#^	1,514,801

		152,430,849

	Industrials (9.8%)

21,745	Advanced Drainage Systems, Inc.	1,065,505

511,375	Air Lease Corp.	13,408,252

7,309	Axon Enterprise, Inc.#	607,597

11,168	AZEK Company, Inc.#	385,296

148,687	CSX Corp.	10,607,331

347,873	Delta Air Lines, Inc.	8,686,389

19,208	Generac Holdings, Inc.#	3,026,797

25,023	Heartland Express, Inc.	507,592

78,552	Honeywell International, Inc.	11,733,312

35,884	Knight-Swift Transportation Holdings, Inc.^	1,560,595

84,643	L3Harris Technologies, Inc.	14,247,956

5,838	Landstar System, Inc.	710,952

691,161	Lyft, Inc. - Class A#^	20,202,636

47,771	Montrose Environmental Group, Inc.#	1,039,019

14,599	Northrop Grumman Corp.	4,744,821

6,865	Old Dominion Freight Line, Inc.	1,255,059

205,034	Raytheon Technologies Corp.	11,621,327

8,375	Saia, Inc.#	1,000,394

27,373	Schneider National, Inc. - Class B	687,883

36,229	Shyft Group, Inc.	684,004

297,070	Southwest Airlines Company	9,176,492

10,344	Trex Company, Inc.#	1,441,230

67,017	Uber Technologies, Inc.#	2,027,934

68,270	Union Pacific Corp.	11,834,604

93,026	Waste Management, Inc.	10,195,650

		142,458,627

	Information Technology (39.6%)

22,182	2U, Inc.#^	1,044,661

10,990	Advanced Energy Industries, Inc.#	808,534

15,706	Akamai Technologies, Inc.#	1,765,983

7,467	Alteryx, Inc. - Class A#^	1,310,384

95,881	Apple, Inc.	40,753,260

336,988	Applied Materials, Inc.	21,678,438

7,362	ASML Holding, NV	2,604,087

19,667	AudioCodes, Ltd.^	709,782

7,964	Bill.com Holdings, Inc.#	741,528

57,925	Broadcom, Inc.	18,347,744

54,492	Coupa Software, Inc.#^	16,699,073

10,704	Crowdstrike Holdings, Inc. - Class A#	1,211,693

13,804	Diodes, Inc.#	710,216

29,476	Dynatrace, Inc.#	1,232,981

2,380	EPAM Systems, Inc.#	690,390

7,002	Everbridge, Inc.#^	999,886

165,068	Fidelity National Information Services, Inc.	24,151,099

13,823	Five9, Inc.#	1,670,095

20,352	GDS Holdings, Ltd.#^	1,634,062

90,478	Global Payments, Inc.	16,106,894

7,232	Globant, SA#	1,250,702

29,112	II-VI, Inc.#	1,476,561

6,225	Inphi Corp.#	813,358

20,129	Lam Research Corp.	7,591,854

30,025	Lattice Semiconductor Corp.#	933,477

541,394	Marvell Technology Group, Ltd.	19,744,639

319,723	Micron Technology, Inc.#	16,003,735

632,671	Microsoft Corp.~	129,703,882

4,140	MongoDB, Inc.#^	948,391

NUMBER OF SHARES		VALUE

3,936	Monolithic Power Systems, Inc.	$1,043,079

5,302	Nice, Ltd.#^	1,088,182

104,585	NVIDIA Corp.	44,405,745

9,312	Paycom Software, Inc.#	2,648,053

146,679	PayPal Holdings, Inc.#	28,759,352

9,469	Pegasystems, Inc.	1,106,831

39,609	Ping Identity Holding Corp.#^	1,360,965

12,866	RingCentral, Inc. - Class A#	3,734,614

65,091	Salesforce.com, Inc.#	12,682,981

11,259	Sapiens International Corp., NV	344,075

6,878	ServiceNow, Inc.#	3,020,818

14,611	SiTime Corp.#	776,575

330,632	Slack Technologies, Inc. - Class A#^	9,770,176

7,060	Splunk, Inc.#	1,481,329

38,887	Sprout Social, Inc. - Class A#^	1,123,445

22,949	Square, Inc. - Class A#	2,979,928

47,593	SVMK, Inc.#	1,141,280

6,601	Trade Desk, Inc. - Class A#	2,979,163

141,545	Twilio, Inc. - Class A#^	39,267,414

9,978	Varonis Systems, Inc.#^	1,081,116

191,854	Visa, Inc. - Class A~	36,529,002

3,232	Wix.com, Ltd.#	938,831

153,814	Workday, Inc. - Class A#	27,828,029

166,957	Zendesk, Inc.#	15,218,131

5,386	Zoom Video Communications, Inc. - Class A#	1,367,559

23,022	Zscaler, Inc.#	2,989,407

		579,003,469

	Materials (1.6%)

92,601	Linde, PLC	22,697,431

	Real Estate (1.2%)

42,995	Crown Castle International Corp.	7,167,267

10,321	Equinix, Inc.	8,106,939

48,242	Redfin Corp.#^	2,005,902

		17,280,108

	TOTAL COMMON STOCKS (Cost $1,038,181,208)	1,437,280,421

SHORT TERM INVESTMENT (0.8%)

12,110,838	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.040%*** (Cost $ 12,110,838)	12,110,838

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.2%)

46,167,170	State Street Navigator Securities Lending Government Money Market Portfolio†	46,167,170

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $46,167,170)	46,167,170

See accompanying Notes to Schedule of Investments

2

Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

VALUE

TOTAL INVESTMENTS (102.4%) (Cost $1,096,459,216)	1,495,558,429

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.2%)	$(46,167,170)

OTHER ASSETS, LESS LIABILITIES (0.8%)	10,739,014

NET ASSETS (100.0%)	$1,460,130,273

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $109,287,583.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of July 31, 2020.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2020.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (0.4%)

	Consumer Discretionary (0.3%)

5,153,000	Dana, Inc.^ 5.500%, 12/15/24	$5,300,840

	Health Care (0.1%)

3,000,000	Universal Health Services, Inc.* 4.750%, 08/01/22	3,009,105

	TOTAL CORPORATE BONDS (Cost $8,152,134)	8,309,945

CONVERTIBLE BONDS (18.6%)

	Communication Services (2.8%)

4,200,000	GCI Liberty, Inc.* 1.750%, 09/30/46	6,629,133

9,685,000	Liberty Media Corp. 2.250%, 09/30/46	4,625,604

6,963,000	1.375%, 10/15/23	7,581,106

8,050,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	9,343,917

2,090,000	Live Nation Entertainment, Inc.^ 2.500%, 03/15/23	2,199,620

3,000,000	Match Group FinanceCo 2, Inc.* 0.875%, 06/15/26	4,136,145

2,500,000	Match Group FinanceCo 3, Inc.* 2.000%, 01/15/30	3,674,900

4,900,000	Sea, Ltd.* 2.375%, 12/01/25	7,587,013

3,937,000	Snap, Inc.* 0.750%, 08/01/26	4,952,057

5,000,000	Zynga, Inc. 0.250%, 06/01/24	6,695,900

		57,425,395

	Consumer Discretionary (3.5%)

2,775,000	Bloomin’ Brands, Inc.* 5.000%, 05/01/25	3,497,332

13,861,000	Booking Holdings, Inc.^* 0.750%, 05/01/25	17,521,621

7,115,000	Burlington Stores, Inc.* 2.250%, 04/15/25	8,028,246

1,856,000	Chegg, Inc. 0.125%, 03/15/25	3,108,188

3,605,000	Dick’s Sporting Goods, Inc.* 3.250%, 04/15/25	5,438,106

4,535,000	Etsy, Inc.^* 0.125%, 10/01/26	6,892,021

1,143,000	Guess, Inc. 2.000%, 04/15/24	799,974

3,190,000	NCL Corp., Ltd.* 5.375%, 08/01/25	2,971,772

2,175,000	6.000%, 05/15/24	2,556,800

12,585,000	Royal Caribbean Cruises, Ltd.* 4.250%, 06/15/23	12,053,095

3,790,000	Under Armour, Inc.* 1.500%, 06/01/24	4,559,711

4,010,000	Winnebago Industries, Inc.* 1.500%, 04/01/25	4,719,068

		72,145,934

PRINCIPAL AMOUNT		VALUE

	Energy (0.5%)

9,355,000	Pioneer Natural Resources Company* 0.250%, 05/15/25	$11,106,677

	Financials (0.9%)

3,950,000	Ares Capital Corp. 4.625%, 03/01/24	4,036,782

	JPMorgan Chase Bank, N.A.

7,950,000	0.125%, 01/01/23^*	9,506,292

4,600,000	0.000%, 12/30/20	4,864,845

		18,407,919

	Health Care (3.1%)

3,806,000	BioMarin Pharmaceutical, Inc. 1.250%, 05/15/27*	4,440,860

1,750,000	1.500%, 10/15/20	2,252,757

2,325,000	CONMED Corp.^ 2.625%, 02/01/24	2,649,593

9,672,000	DexCom, Inc.^* 0.250%, 11/15/25	10,470,037

3,899,000	Envista Holdings Corp.* 2.375%, 06/01/25	4,914,241

4,750,000	Exact Sciences Corp.^ 0.375%, 03/15/27	5,226,591

4,920,000	Insulet Corp.* 0.375%, 09/01/26	5,671,284

4,100,000	Jazz Investments I, Ltd.* 2.000%, 06/15/26	4,228,617

2,856,000	NanoString Technologies, Inc.* 2.625%, 03/01/25	2,999,157

2,130,000	Natera, Inc.^* 2.250%, 05/01/27	3,159,472

1,940,000	NuVasive, Inc.* 0.375%, 03/15/25	1,799,399

7,150,000	Pacira BioSciences, Inc.* 0.750%, 08/01/25	7,279,415

2,699,000	Repligen Corp. 0.375%, 07/15/24	3,914,603

3,735,000	Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	4,613,416

2,647,000	Tricida, Inc.* 3.500%, 05/15/27	2,049,757

		65,669,199

	Industrials (2.5%)

7,715,000	Air Canada* 4.000%, 07/01/25	8,070,044

3,950,000	Air Transport Services Group, Inc. 1.125%, 10/15/24	3,988,631

7,975,000	American Airlines Group, Inc. 6.500%, 07/01/25	6,611,634

2,600,000	Chart Industries, Inc.* 1.000%, 11/15/24	3,480,178

2,932,000	Lyft, Inc.* 1.500%, 05/15/25	3,138,428

23,010,000	Southwest Airlines Company 1.250%, 05/01/25	26,867,281

		52,156,196

	Information Technology (4.5%)

4,605,000	Akamai Technologies, Inc.* 0.375%, 09/01/27	5,311,983

See accompanying Notes to Schedule of Investments

1

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

3,120,000	Alteryx, Inc.* 1.000%, 08/01/26	$3,833,996

2,664,000	Cloudflare, Inc.* 0.750%, 05/15/25	3,611,798

7,185,000	Coupa Software, Inc.* 0.375%, 06/15/26	9,019,905

3,915,000	Datadog, Inc.* 0.125%, 06/15/25	4,949,343

1,490,000	DocuSign, Inc. 0.500%, 09/15/23	4,539,032

1,822,000	Five9, Inc.* 0.500%, 06/01/25	2,108,464

1,760,000	II-VI, Inc. 0.250%, 09/01/22	2,243,032

3,535,000	Inphi Corp.* 0.750%, 04/15/25	4,605,363

4,085,000	Lumentum Holdings, Inc.* 0.500%, 12/15/26	4,791,092

6,200,000	Microchip Technology, Inc. 1.625%, 02/15/27	9,084,085

3,875,000	MongoDB, Inc.* 0.250%, 01/15/26	5,056,507

4,920,000	Okta, Inc.* 0.125%, 09/01/25	6,705,690

2,480,000	ON Semiconductor Corp. 1.000%, 12/01/20	2,943,983

1,935,000	Q2 Holdings, Inc. 0.750%, 06/01/26	2,411,745

2,995,000	RingCentral, Inc.* 0.000%, 03/01/25	3,290,607

3,322,000	Silicon Laboratories, Inc.* 0.625%, 06/15/25	3,639,965

3,395,000	Slack Technologies, Inc.* 0.500%, 04/15/25	4,134,380

1,040,000	Wix.com, Ltd.^ 0.000%, 07/01/23	2,182,856

2,255,000	Workday, Inc. 0.250%, 10/01/22	3,046,922

3,075,000	Zendesk, Inc.* 0.625%, 06/15/25	3,477,379

2,907,000	Zscaler, Inc.* 0.125%, 07/01/25	3,309,154

		94,297,281

	Real Estate (0.4%)

5,340,000	IH Merger Sub, LLC 3.500%, 01/15/22	7,328,669

	Utilities (0.4%)

9,205,000	NRG Energy, Inc. 2.750%, 06/01/48	9,294,979

	TOTAL CONVERTIBLE BONDS (Cost $334,975,754)	387,832,249

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (9.9%)

	Communication Services (0.8%)

15,280	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	15,921,607

NUMBER OF SHARES		VALUE

	Consumer Discretionary (0.6%)

124,010	Aptiv, PLC 5.500%, 06/15/23	$12,675,062

	Consumer Staples (0.1%)

31,130	Energizer Holdings, Inc. 7.500%, 01/15/22	3,128,565

	Financials (0.4%)

80,250	AMG Capital Trust II^ 5.150%, 10/15/37	3,531,000

46,665	Assurant, Inc. 6.500%, 03/15/21	5,044,020

		8,575,020

	Health Care (1.3%)

94,735	Boston Scientific Corp. 5.500%, 06/01/23	10,637,793

9,890	Danaher Corp. 4.750%, 04/15/22	14,035,097

1,594	5.000%, 04/15/23^	1,952,714

		26,625,604

	Industrials (1.7%)

22,085	Fortive Corp. 5.000%, 07/01/21	19,527,999

176,425	Stanley Black & Decker, Inc. 5.250%, 11/15/22	16,841,530

		36,369,529

	Information Technology (0.7%)

12,805	Broadcom, Inc. 8.000%, 09/30/22	14,609,352

	Real Estate (1.0%)

14,350	Crown Castle International Corp. 6.875%, 08/01/20	20,735,750

	Utilities (3.3%)

302,205	American Electric Power Company, Inc.^ 6.125%, 03/15/22	15,593,778

80,675	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)§** 4.566%, 09/15/29	4,672,817

86,815	Dominion Energy, Inc. 7.250%, 06/01/22	9,027,892

273,280	DTE Energy Company 6.250%, 11/01/22	12,322,195

33,665	Essential Utilities, Inc. 6.000%, 04/30/22	1,982,195

326,000	NextEra Energy, Inc. 4.872%, 09/01/22	17,998,460

41,640	Sempra Energy 6.750%, 07/15/21^	4,311,406

30,200	6.000%, 01/15/21	3,084,628

		68,993,371

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $191,850,113)	207,633,860

See accompanying Notes to Schedule of Investments

2

Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (68.3%)

	Communication Services (7.0%)

39,080	Alphabet, Inc. - Class A#~	$58,149,086

271,175	AT&T, Inc.~	8,021,356

321,635	Comcast Corp. - Class A	13,765,978

161,325	Facebook, Inc. - Class A#	40,923,313

27,710	Netflix, Inc.#	13,546,865

108,500	Walt Disney Company	12,687,990

		147,094,588

	Consumer Discretionary (8.9%)

16,615	Alibaba Group Holding, Ltd.#	4,170,697

30,990	Amazon.com, Inc.#	98,073,433

47,325	Dollar Tree, Inc.#	4,417,789

110,420	General Motors Company	2,748,354

102,610	Home Depot, Inc.	27,241,929

91,730	Lowe’s Companies, Inc.	13,659,514

47,685	McDonald’s Corp.	9,264,242

100,640	Nike, Inc. - Class B	9,823,470

66,830	Starbucks Corp.	5,114,500

47,470	Target Corp.	5,975,524

100,120	TJX Companies, Inc.	5,205,239

		185,694,691

	Consumer Staples (5.5%)

408,935	Coca-Cola Company	19,318,089

35,575	Costco Wholesale Corp.	11,580,730

215,050	Mondelez International, Inc. - Class A	11,933,125

98,075	PepsiCo, Inc.	13,501,004

159,000	Philip Morris International, Inc.	12,212,790

192,475	Procter & Gamble Company	25,237,322

109,455	Sysco Corp.	5,784,697

117,332	Walmart, Inc.	15,182,761

		114,750,518

	Energy (2.2%)

216,685	Chevron Corp.	18,188,539

114,035	ConocoPhillips	4,263,769

141,960	Hess Corp.	6,985,851

195,995	Kinder Morgan, Inc.	2,763,529

111,565	Marathon Petroleum Corp.	4,261,783

61,540	Pioneer Natural Resources Company	5,964,457

42,290	Valero Energy Corp.	2,377,967

		44,805,895

	Financials (6.6%)

299,650	American International Group, Inc.	9,630,751

727,315	Bank of America Corp.~	18,095,597

81,815	Bank of New York Mellon Corp.	2,933,068

5,385	BlackRock, Inc.	3,096,429

148,010	Charles Schwab Corp.	4,906,532

39,835	Chubb, Ltd.	5,068,605

214,655	Citigroup, Inc.	10,734,897

44,000	Discover Financial Services	2,174,920

43,170	Goldman Sachs Group, Inc.	8,545,933

111,325	Intercontinental Exchange, Inc.	10,774,033

232,540	JPMorgan Chase & Company~	22,472,666

299,725	KeyCorp	3,599,697

122,180	Marsh & McLennan Companies, Inc.	14,246,188

246,105	Morgan Stanley	12,029,612

37,360	Northern Trust Corp.	2,927,156

NUMBER OF SHARES		VALUE

183,130	Starwood Property Trust, Inc.	$2,737,794

127,650	US Bancorp	4,702,626

		138,676,504

	Health Care (9.8%)

26,795	Abbott Laboratories	2,696,649

46,845	Agilent Technologies, Inc.	4,512,579

38,070	Amgen, Inc.	9,314,587

15,820	Anthem, Inc.	4,331,516

148,470	Baxter International, Inc.	12,824,839

128,820	Bristol-Myers Squibb Company	7,556,581

72,300	Edwards Lifesciences Corp.#	5,669,043

25,645	Eli Lilly and Company	3,854,187

56,825	Gilead Sciences, Inc.	3,951,042

26,750	Humana, Inc.	10,498,038

10,955	Intuitive Surgical, Inc.#	7,508,995

129,370	Johnson & Johnson~	18,856,971

61,020	Laboratory Corp. of America Holdings#	11,771,978

156,780	Medtronic, PLC~	15,126,134

222,685	Merck & Company, Inc.	17,868,244

244,925	Pfizer, Inc.	9,424,714

17,665	Stryker Corp.	3,414,645

36,935	Thermo Fisher Scientific, Inc.	15,289,243

111,850	UnitedHealth Group, Inc.	33,865,943

22,415	Vertex Pharmaceuticals, Inc.#	6,096,880

		204,432,808

	Industrials (5.1%)

271,280	CSX Corp.	19,353,115

120,840	Honeywell International, Inc.	18,049,871

34,455	Lockheed Martin Corp.	13,057,411

197,095	Masco Corp.	11,265,950

58,345	Northrop Grumman Corp.	18,962,709

278,995	Raytheon Technologies Corp.	15,813,437

54,295	Union Pacific Corp.	9,412,038

		105,914,531

	Information Technology (21.3%)

67,175	Accenture, PLC - Class A	15,099,596

26,280	Adobe, Inc.#	11,676,730

284,190	Apple, Inc.~	120,792,118

266,660	Cisco Systems, Inc.	12,559,686

100,905	Fidelity National Information

	Services, Inc.	14,763,410

37,285	Global Payments, Inc.	6,637,476

47,891	Lam Research Corp.	18,062,570

188,350	Marvell Technology Group, Ltd.	6,869,124

61,095	MasterCard, Inc. - Class A	18,849,640

133,330	Micron Technology, Inc.#	6,673,833

556,620	Microsoft Corp.~	114,112,666

45,985	NVIDIA Corp.	19,524,771

52,875	Oracle Corp.	2,931,919

23,310	PayPal Holdings, Inc.#	4,570,392

57,205	QUALCOMM, Inc.	6,041,420

72,820	Salesforce.com, Inc.#	14,188,977

18,370	ServiceNow, Inc.#	8,068,104

37,550	Skyworks Solutions, Inc.	5,466,529

73,010	Taiwan Semiconductor Manufacturing Company, Ltd.	5,759,759

168,980	Visa, Inc. - Class A	32,173,792

		444,822,512

	Materials (1.0%)

72,650	Linde, PLC	17,807,241

See accompanying Notes to Schedule of Investments

3

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES			VALUE

34,135		PPG Industries, Inc.	$3,674,633

			21,481,874

		Real Estate (0.9%)

69,530		American Tower Corp.	18,174,447

		TOTAL COMMON STOCKS (Cost $812,910,825)	1,425,848,368

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (0.4%) #

		Other (0.4%)

3,040	EUR	Euro STOXX 50

96,499,328		Call, 09/18/20, Strike 3,475.00	293,640

2,370		Invesco QQQ Trust Series

62,992,230		Put, 09/18/20, Strike $265.00	2,275,200

10,700		iShares China Large-Cap ETF

44,265,900		Call, 09/18/20, Strike $43.00	770,400

8,525		iShares MSCI EAFE ETF

52,897,625		Call, 09/18/20, Strike $63.00	1,270,225

1,600		iShares Russell 2000 ETF

23,577,600		Call, 09/18/20, Strike $155.00 S&P 500 Index	479,200

285 93,226,920		Put, 11/30/20, Strike $3,000.00	3,107,925

140 45,795,680		Put, 07/31/20, Strike $2,400.00	350

		TOTAL PURCHASED OPTIONS (Cost $15,937,668)	8,196,940

NUMBER OF SHARES			VALUE

SHORT TERM INVESTMENT (2.2%)

46,037,635		Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.040%*** (Cost $46,037,635)	46,037,635

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.2%)

25,631,993		State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $25,631,993)	25,631,993

TOTAL INVESTMENTS (101.0%) (Cost $1,435,496,122)			2,109,490,990

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.2%)			(25,631,993)

		VALUE
OTHER ASSETS, LESS LIABILITIES (0.2%)		5,236,050

NET ASSETS (100.0%)		$2,089,095,047

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTION (0.0%) #

	Other (0.0%)

1,185	Invesco QQQ Trust Series

31,496,115	Put, 09/18/20, Strike $230.00 (Premium $473,285)	$(245,295)

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Canadian Dollar	09/09/20	685,000	$511,445	$1,756
State Street Bank and Trust	New Taiwanese Dollar	09/09/20	12,302,000	420,018	(844)
Goldman Sachs & Co.	Canadian Dollar	10/22/20	730,000	545,102	160
State Street Bank and Trust	Hong Kong Dollar	10/22/20	3,938,000	508,094	(30)

					$1,042

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Goldman Sachs & Co.	New Taiwanese Dollar	09/09/20	12,302,000	$420,018	$(1,312)
Citibank N.A.	Canadian Dollar	09/09/20	685,000	511,445	(7,906)
State Street Bank and Trust	New Taiwanese Dollar	10/22/20	32,628,000	1,114,389	9,744
State Street Bank and Trust	Hong Kong Dollar	10/22/20	24,271,000	3,131,523	(793)
State Street Bank and Trust	New Taiwanese Dollar	10/22/20	135,147,000	4,615,863	32,197
State Street Bank and Trust	Canadian Dollar	10/22/20	10,494,000	7,836,027	(26,864)

					$5,066

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

NOTES TO SCHEDULE OF INVESTMENTS

^	Security, or portion of security, is on loan.
*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

#	Non-income producing security.

See accompanying Notes to Schedule of Investments

4

Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2020.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $11,422,252.
***	The rate disclosed is the 7 day net yield as of July 31, 2020.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2020.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit

See accompanying Notes to Schedule of Investments

5

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (98.1%)

	Communication Services (10.9%)

300	Alphabet, Inc. - Class C#	$444,888

4,336	AT&T, Inc.	128,259

60	Charter Communications, Inc. - Class A#	34,800

3,305	Comcast Corp. - Class A	141,454

100	Electronic Arts, Inc.#	14,162

1,255	Facebook, Inc. - Class A#	318,356

230	Netflix, Inc.#	112,442

850	T-Mobile US, Inc.#	91,273

1,440	Walt Disney Company	168,394

		1,454,028

	Consumer Discretionary (12.6%)

230	Amazon.com, Inc.#	727,877

1,090	Aptiv, PLC	84,748

1,405	Bloomin’ Brands, Inc.^	16,186

40	Booking Holdings, Inc.#	66,485

1,160	General Motors Company	28,872

740	Home Depot, Inc.	196,463

840	Lowe’s Companies, Inc.	125,084

430	McDonald’s Corp.	83,540

1,315	Nike, Inc. - Class B	128,357

955	Royal Caribbean Cruises, Ltd.	46,518

680	Starbucks Corp.	52,040

310	Target Corp.	39,023

1,625	TJX Companies, Inc.	84,484

1,185	Under Armour, Inc., Class A#	12,466

		1,692,143

	Consumer Staples (6.3%)

2,800	Coca-Cola Company	132,272

235	Costco Wholesale Corp.	76,499

1,410	Mondelez International, Inc. - Class A	78,241

640	PepsiCo, Inc.	88,102

1,070	Philip Morris International, Inc.	82,187

1,405	Procter & Gamble Company	184,224

1,080	Sysco Corp.	57,078

1,125	Walmart, Inc.	145,575

		844,178

	Energy (2.9%)

1,685	Chevron Corp.	141,439

1,440	ConocoPhillips	53,842

900	Hess Corp.	44,289

1,785	Kinder Morgan, Inc.	25,168

1,125	Marathon Petroleum Corp.	42,975

390	Pioneer Natural Resources Company	37,799

885	Schlumberger, Ltd.	16,054

530	Valero Energy Corp.	29,802

		391,368

	Financials (10.0%)

299	American Express Company	27,903

1,830	American International Group, Inc.	58,816

500	Assurant, Inc.	53,735

6,570	Bank of America Corp.	163,461

755	Bank of New York Mellon Corp.	27,067

70	BlackRock, Inc.	40,251

NUMBER OF SHARES		VALUE

1,665	Charles Schwab Corp.	$55,195

290	Chubb, Ltd.	36,900

2,000	Citigroup, Inc.	100,020

550	Discover Financial Services	27,186

460	Goldman Sachs Group, Inc.	91,062

905	Intercontinental Exchange, Inc.	87,586

1,975	JPMorgan Chase & Company	190,864

3,145	KeyCorp	37,771

795	Marsh & McLennan Companies, Inc.	92,697

2,915	Morgan Stanley	142,485

400	Northern Trust Corp.	31,340

1,825	US Bancorp	67,233

		1,331,572

	Health Care (13.5%)

785	Abbott Laboratories	79,002

310	Agilent Technologies, Inc.	29,862

305	Amgen, Inc.	74,624

110	Anthem, Inc.	30,118

1,075	Baxter International, Inc.	92,858

1,805	Boston Scientific Corp.#	69,619

1,560	Bristol-Myers Squibb Company	91,510

460	Danaher Corp.	93,748

450	Eli Lilly and Company	67,630

590	Gilead Sciences, Inc.	41,023

153	Humana, Inc.	60,045

75	Illumina, Inc.#	28,662

1,085	Johnson & Johnson	158,150

460	Laboratory Corp. of America Holdings#	88,743

1,300	Medtronic, PLC	125,424

1,880	Merck & Company, Inc.	150,851

2,020	Pfizer, Inc.	77,730

225	Stryker Corp.	43,493

300	Thermo Fisher Scientific, Inc.	124,185

765	UnitedHealth Group, Inc.	231,627

155	Vertex Pharmaceuticals, Inc.#	42,160

		1,801,064

	Industrials (7.5%)

1,780	CSX Corp.	126,985

1,615	Fortive Corp.	113,357

875	Honeywell International, Inc.	130,699

240	Lockheed Martin Corp.	90,953

1,260	Masco Corp.	72,022

280	Northrop Grumman Corp.	91,003

2,200	Raytheon Technologies Corp.	124,696

3,225	Southwest Airlines Company	99,620

520	Stanley Black & Decker, Inc.	79,726

450	Union Pacific Corp.	78,007

		1,007,068

	Information Technology (28.2%)

530	Accenture, PLC - Class A	119,133

255	Adobe, Inc.#	113,302

2,230	Apple, Inc.	947,839

715	Applied Materials, Inc.	45,996

340	Broadcom, Inc.	107,695

2,045	Cisco Systems, Inc.	96,320

740	Fidelity National Information Services, Inc.	108,269

470	Global Payments, Inc.	83,669

See accompanying Notes to Schedule of Investments

1

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES		VALUE

295	International Business Machines Corp.	$36,267

250	Intuit, Inc.	76,593

245	Lam Research Corp.	92,404

2,065	Marvell Technology Group, Ltd.	75,311

480	MasterCard, Inc. - Class A	148,094

510	Microchip Technology, Inc.	51,882

930	Micron Technology, Inc.#	46,551

3,820	Microsoft Corp.	783,138

410	NVIDIA Corp.	174,082

1,040	Oracle Corp.	57,668

150	PayPal Holdings, Inc.#	29,411

465	QUALCOMM, Inc.	49,109

710	Salesforce.com, Inc.#	138,344

130	ServiceNow, Inc.#	57,096

280	Skyworks Solutions, Inc.	40,762

500	Texas Instruments, Inc.	63,775

1,235	Visa, Inc. - Class A	235,144

		3,777,854

	Materials (1.7%)

515	Linde, PLC	126,232

410	LyondellBasell Industries, NV - Class A	25,633

245	PPG Industries, Inc.	26,374

70	Sherwin-Williams Company	45,354

		223,593

	Real Estate (1.6%)

420	American Tower Corp.	109,784

600	Crown Castle International Corp.	100,020

		209,804

	Utilities (2.9%)

1,000	American Electric Power

	Company, Inc.	86,880

395	Dominion Energy, Inc.	32,007

695	DTE Energy Company	80,363

590	NextEra Energy, Inc.	165,613

190	Sempra Energy	23,647

		388,510

	TOTAL COMMON STOCKS (Cost $8,777,979)	13,121,182

NUMBER OF SHARES		VALUE

EXCHANGE-TRADED FUND (0.2%)

	Other (0.2%)

150	iShares NASDAQ Biotechnology ETF^ (Cost $16,712)	$20,155

SHORT TERM INVESTMENT (1.9%)

260,258	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.040%*** (Cost $260,258)	260,258

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.3%)

33,451	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $33,451)	33,451

TOTAL INVESTMENTS (100.5%) (Cost $9,088,400)		13,435,046

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.3%)		(33,451)

LIABILITIES, LESS OTHER ASSETS (-0.2%)		(32,657)

NET ASSETS (100.0%)		$13,368,938

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of July 31, 2020.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2020.

See accompanying Notes to Schedule of Investments

2

Calamos Select Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (98.1%)

	Communication Services (9.7%)

1,192	Alphabet, Inc. - Class A#	$1,773,636

1,275	Charter Communications, Inc. - Class A#	739,500

6,702	Facebook, Inc. - Class A#	1,700,096

3,947	Walt Disney Company	461,562

		4,674,794

	Consumer Discretionary (10.3%)

905	Amazon.com, Inc.#	2,864,035

1,727	Lululemon Athletica, Inc.#	562,294

7,442	Nike, Inc. - Class B	726,414

8,758	TJX Companies, Inc.	455,329

5,263	Wynn Resorts, Ltd.	381,199

		4,989,271

	Consumer Staples (6.9%)

19,694	Coca-Cola Company	930,345

3,700	Constellation Brands, Inc. - Class A	659,340

9,580	Energizer Holdings, Inc.	480,245

2,467	Estee Lauder Companies, Inc. - Class A	487,331

6,003	Walmart, Inc.	776,788

		3,334,049

	Energy (1.5%)

8,511	Chevron Corp.	714,413

	Financials (10.4%)

6,825	American Express Company	636,909

14,843	American International Group, Inc.	477,054

34,249	Bank of America Corp.	852,115

3,577	Goldman Sachs Group, Inc.	708,103

12,294	JPMorgan Chase & Company	1,188,092

5,880	Marsh & McLennan Companies, Inc.	685,608

32,070	Starwood Property Trust, Inc.	479,447

		5,027,328

	Health Care (15.4%)

11,101	Baxter International, Inc.	958,904

15,336	Boston Scientific Corp.#	591,509

7,031	Bristol-Myers Squibb Company	412,438

5,674	Edwards Lifesciences Corp.#	444,898

4,893	Laboratory Corp. of America Holdings#	943,958

4,112	Medtronic, PLC	396,726

5,016	Merck & Company, Inc.	402,484

1,809	Thermo Fisher Scientific, Inc.	748,836

3,824	UnitedHealth Group, Inc.	1,157,831

2,385	Vertex Pharmaceuticals, Inc.#	648,720

5,016	Zoetis, Inc.	760,827

		7,467,131

	Industrials (9.7%)

10,197	CSX Corp.	727,454

4,029	Honeywell International, Inc.	601,812

14,966	Lyft, Inc. - Class A#^	437,456

13,815	Masco Corp.	789,665

9,498	Raytheon Technologies Corp.	538,347

NUMBER OF SHARES		VALUE

13,486	Southwest Airlines Company	$416,582

2,631	Union Pacific Corp.	456,084

6,373	Waste Management, Inc.	698,481

		4,665,881

	Information Technology (27.5%)

7,195	Apple, Inc.	3,058,163

13,116	Applied Materials, Inc.	843,752

1,480	Broadcom, Inc.	468,790

11,307	Cisco Systems, Inc.	532,560

5,592	Fidelity National Information Services, Inc.	818,166

1,850	MasterCard, Inc. - Class A	570,780

8,182	Micron Technology, Inc.#	409,550

14,637	Microsoft Corp.	3,000,731

2,385	NVIDIA Corp.	1,012,647

1,891	Twilio, Inc. - Class A#	524,601

4,399	Visa, Inc. - Class A	837,570

3,700	Workday, Inc. - Class A#	669,404

5,838	Zendesk, Inc.#	532,134

		13,278,848

	Materials (2.1%)

4,070	Linde, PLC	997,598

	Real Estate (1.5%)

946	Equinix, Inc.	743,064

	Utilities (3.1%)

8,717	Dominion Energy, Inc.	706,338

2,878	NextEra Energy, Inc.	807,855

		1,514,193

	TOTAL COMMON STOCKS (Cost $41,874,666)	47,406,570

SHORT TERM INVESTMENT (1.9%)

924,484	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.040%*** (Cost $924,484)	924,484

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.9%)

452,722	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $452,722)	452,722

TOTAL INVESTMENTS (100.9%) (Cost $43,251,872)		48,783,776

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.9%)		(452,722)

See accompanying Notes to Schedule of Investments

1

Calamos Select Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

OTHER ASSETS, LESS LIABILITIES (0.0%)	3,267

NET ASSETS (100.0%)	$48,334,321

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of July 31, 2020.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2020.

See accompanying Notes to Schedule of Investments

2

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (99.5%)

		Communication Services (7.6%)

44,165		Sea, Ltd.#	$5,396,963

138,600	HKD	Tencent Holdings, Ltd.	9,507,704

29,200		Yandex, NV - Class A#^	1,680,168

			16,584,835

		Consumer Discretionary (17.5%)

36,362		Alibaba Group Holding, Ltd.#~	9,127,589

26,600		Aptiv, PLC~	2,068,150

27,100	GBP	Berkeley Group Holdings, PLC	1,572,365

93,000	SEK	BHG Group, AB#	1,159,398

13,600	EUR	Delivery Hero, SE#*	1,561,163

38,800	SEK	Evolution Gaming Group, AB*	2,632,999

7,900	EUR	Flutter Entertainment, PLC#	1,196,992

24,000		JD.com, Inc.#	1,530,960

17,890		Lululemon Athletica, Inc.#~	5,824,805

62,100	HKD	Meituan Dianping - Class B#	1,536,757

2,500		MercadoLibre, Inc.#	2,811,550

32,000		Royal Caribbean Cruises, Ltd.	1,558,720

8,000	JPY	Shimano, Inc.	1,737,102

21,900		Sony Corp.	1,707,324

78,800	SEK	Thule Group, AB*	2,343,996

			38,369,870

		Consumer Staples (2.1%)

35,900	JPY	Kobe Bussan Company, Ltd.	2,228,083

24,800	JPY	Welcia Holdings Company, Ltd.	2,270,407

			4,498,490

		Energy (4.7%)

67,500		BP, PLC^	1,487,700

67,300	EUR	Neste Oyj	3,091,192

203,000	INR	Reliance Industries, Ltd.	5,621,959

			10,200,851

		Financials (13.9%)

26,600	EUR	Amundi, SA#*	2,023,791

168,900	BRL	B3, SA - Brasil Bolsa Balcao	2,054,043

821,000	IDR	Bank Central Asia, Tbk PT	1,758,559

11,950	EUR	Deutsche Böerse, AG	2,174,229

361,100	INR	HDFC Bank, Ltd.	4,990,110

54,400	HKD	Hong Kong Exchanges & Clearing, Ltd.	2,590,155

2,400	EUR	Hypoport, SE#	1,125,956

228,800	EUR	ING Groep, NV	1,595,395

27,600	EUR	KBC Group, NV	1,573,652

4,537,300	GBP	Lloyds Banking Group, PLC	1,545,905

30,000	GBP	London Stock Exchange Group, PLC	3,313,765

288,000	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	3,038,752

222,000		UBS Group, AG	2,592,960

			30,377,272

		Health Care (13.5%)

94,100		Alcon, Inc.#^	5,644,118

26,600	AUD	CSL, Ltd.	5,173,771

3,000	EUR	Galapagos, NV#	556,935

5,400	JPY	JCR Pharmaceuticals Company, Ltd.	531,126

7,400	CHF	Lonza Group, AG	4,627,479

NUMBER OF SHARES			VALUE

3,700	EUR	MorphoSys, AG#	$474,981

96,900		Novo Nordisk, A/S^	6,330,477

114,400	HKD	Ping An Healthcare and Technology Company, Ltd.#*	1,954,829

10,400	KRW	Seegene, Inc.	2,273,091

93,000	HKD	Wuxi Biologics Cayman, Inc.#*	1,919,877

			29,486,684

		Industrials (16.3%)

142,400	CAD	Air Canada#^	1,606,379

27,100	EUR	Airbus, SE#	1,983,611

22,500	EUR	Alfen Beheer, BV#*	989,759

58,700	EUR	Alstom, SA#	3,270,947

49,100	SEK	Atlas Copco, AB - Class A	2,179,621

10,700	CAD	Canadian Pacific Railway, Ltd.	2,942,670

73,500	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	2,212,130

17,400	JPY	Daifuku Company, Ltd.	1,585,595

21,400	DKK	DSV, A/S	2,928,279

67,500	GBP	Experian, PLC	2,357,782

45,800	JPY	Harmonic Drive Systems, Inc.^	2,565,843

25,000	JPY	Nidec Corp.	1,985,925

60,000	JPY	Recruit Holdings Company, Ltd.^	1,871,750

148,700	SEK	Sandvik, AB#	2,778,984

580,740	CNY	Sany Heavy Industry Company, Ltd. - Class A	1,756,601

24,075	EUR	Schneider Electric, SE	2,760,523

			35,776,399

		Information Technology (17.8%)

1,770	EUR	Adyen, NV#*	2,954,406

33,000	EUR	Amadeus IT Group, SA	1,647,864

48,000	AUD	Appen, Ltd.^	1,222,627

15,450	EUR	ASML Holding, NV	5,493,056

11,800	EUR	Dassault Systèmes SE	2,148,703

10,300	JPY	Keyence Corp.	4,343,374

732,000	HKD	Kingdee International Software Group Company, Ltd.#	2,024,586

16,800	JPY	Lasertec Corp.	1,483,348

33,500	KRW	Samsung Electronics Company, Ltd.	1,637,274

2,715		Shopify, Inc., Class A#	2,780,160

12,650	SEK	Sinch, AB#*	991,456

473,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	6,883,852

28,350		Taiwan Semiconductor Manufacturing Company, Ltd.	2,236,531

29,500	EUR	TeamViewer, AG#*	1,595,135

6,000	JPY	Tokyo Electron, Ltd.	1,660,303

			39,102,675

		Materials (5.3%)

267,000	CAD	First Quantum Minerals, Ltd.	2,256,479

147,950	AUD	James Hardie Industries, PLC	3,053,589

7,300		Linde, PLC	1,789,303

12,400	CHF	Sika, AG	2,724,677

277,000	CAD	Yamana Gold, Inc.	1,799,171

			11,623,219

		Utilities (0.8%)

12,700	DKK	Orsted, A/S*	1,810,067

See accompanying Notes to Schedule of Investments

1

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

			VALUE

		TOTAL COMMON STOCKS (Cost $151, 652,287)	$217,830,362

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (0.0%) #

		Other (0.0%)

2,300	EUR	ESTX Banks

6,747,050		Call, 09/18/20, Strike 70.00 (Cost $306,911)	54,186

NUMBER OF SHARES			VALUE

SHORT TERM INVESTMENT (0.4%)

960,505		Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.040%*** (Cost $960,505)	960,505

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (5.8%)

12,609,322		State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $12,609,322)	12,609,322

TOTAL INVESTMENTS (105.7%) (Cost $165,529,025)			231,454,375

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-5.8%)			(12,609,322)

OTHER ASSETS, LESS LIABILITIES (0.1%)			200,424

NET ASSETS (100.0%)			$219,045,477

FORWARD FOREIGN CURRENCY CONTRACTS

	LONG	SETTLEMENT	LOCAL	CURRENT	UNREALIZED
COUNTERPARTY	CONTRACTS	DATE	CURRENCY	VALUE	GAIN/LOSS
State Street Bank and Trust	British Pound Sterling	09/30/20	7,483,000	9,798,273	$470,763
State Street Bank and Trust	European Monetary Unit British Pound	09/30/20	5,996,000	7,071,582	301,244
Bank of New York	Sterling	09/30/20	1,732,000	2,267,888	67,681
State Street Bank and Trust	European Monetary Unit	09/30/20	1,900,000	2,240,828	38,331

					$878,019

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options.
The aggregate value of such securities is $882,189.
*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

***	The rate disclosed is the 7 day net yield as of July 31, 2020.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2020.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

2

International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2020

	Value	% of Total Investments
US Dollar	$68,137,305	29.4%
European Monetary Unit	38,272,476	16.5%
Hong Kong Dollar	22,572,660	9.8%
Japanese Yen	22,262,856	9.6%
Swedish Krona	12,086,454	5.2%
Indian Rupee	10,612,069	4.6%
Australian Dollar	9,449,987	4.1%
British Pound Sterling	8,789,817	3.8%
Canadian Dollar	8,604,699	3.7%
Swiss Franc	7,352,156	3.2%
New Taiwan Dollar	6,883,852	3.0%
Danish Krone	4,738,346	2.0%
Chinese Yuan Renminbi	3,968,731	1.7%
South Korean Won	3,910,365	1.7%
Brazilian Real	2,054,043	0.9%
Indonesian Rupiah	1,758,559	0.8%

Total Investments	$231,454,375	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (18.6%)

		Communication Services (9.0%)

1,230,000		Bharti Airtel, Ltd.* 1.500%, 02/17/25	$1,412,557

7,025,000		Sea, Ltd.*~ 2.375%, 12/01/25	10,877,299

3,200,000		Yandex, NV 0.750%, 03/03/25	3,730,976

			16,020,832

		Consumer Discretionary (1.0%)

11,000,000	HKD	Zhongsheng Group Holdings, Ltd.	1,739,160

		Financials (4.0%)

13,000,000HKD		Citigroup Global Markets Funding Luxembourg SCA	1,739,223

4,405,000		JPMorgan Chase Bank, N.A.*^ 0.125%, 01/01/23	5,267,323

			7,006,546

		Industrials (1.0%)

1,855,000		Copa Holdings, SA* 4.500%, 04/15/25	1,848,916

		Materials (3.6%)

2,000,000		LG Chem, Ltd.	2,349,000

1,680,000	CHF	Sika, AG 0.150%, 06/05/25	2,225,736

1,300,000		Taiwan Cement Corp.	1,725,893

			6,300,629

		TOTAL CONVERTIBLE BONDS (Cost $27,922,333)	32,916,083

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCK (1.5%)

		Consumer Discretionary (1.5%)

26,350		Aptiv, PLC^ 5.500%, 06/15/23 (Cost $2,695,300)	2,693,234

COMMON STOCKS (76.9%)

		Communication Services (10.1%)

6,500	KRW	Kakao Corp.	1,885,750

10,395	KRW	NAVER Corp.	2,640,867

9,087	HKD	NetEase, Inc.	165,084

191,700	HKD	Tencent Holdings, Ltd.	13,150,266

			17,841,967

		Consumer Discretionary (10.5%)

12,735		Alibaba Group Holding, Ltd.#	3,196,740

17,400	CNY	China Tourism Group Duty Free Corp., Ltd. - Class A	606,318

266,063	CNY	Hangzhou Robam Appliances Company, Ltd. - Class A	1,460,692

1,507	HKD	JD.com Inc- Class A#	46,822

19,800		JD.com, Inc.#	1,263,042

388,600	HKD	Li Ning Company, Ltd.	1,252,538

98,420	BRL	Magazine Luiza, SA	1,522,745

NUMBER OF SHARES			VALUE

127,600	HKD	Meituan Dianping - Class B#	$3,157,652

3,980		MercadoLibre, Inc.#	4,475,988

146,200	CNY	Midea Group Company, Ltd. - Class A	1,501,599

			18,484,136

		Consumer Staples (1.3%)

17,000	PLN	Dino Polska, SA*#	941,140

5,519	CNY	Kweichow Moutai Company, Ltd. - Class A	1,327,362

			2,268,502

		Energy (6.1%)

19,500		Chevron Corp.	1,636,830

11,250		CNOOC, Ltd.^	1,188,563

286,560	INR	Reliance Industries, Ltd.	7,936,101

			10,761,494

		Financials (16.2%)

239,700	BRL	B3, SA - Brasil Bolsa Balcao	2,915,062

1,138,900		IDR Bank Central Asia, Tbk PT	2,439,492

2,333,000	HKD	China Construction Bank Corp. - Class H	1,701,061

367,600	HKD	China International Capital Corp., Ltd. - Class H*#	869,361

437,200	INR	HDFC Bank, Ltd.	6,041,751

83,400	HKD	Hong Kong Exchanges & Clearing, Ltd.	3,970,936

68,400		INR Housing Development Finance Corp., Ltd.	1,630,874

255,000	INR	ICICI Bank, Ltd.#	1,188,047

316,970		Itau Unibanco Holding, SA	1,616,547

434,000	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	4,579,230

66,127		Shinhan Financial Group Company, Ltd.^	1,641,933

			28,594,294

		Health Care (5.0%)

173,440	CNY	Aier Eye Hospital Group Company, Ltd. - Class A	1,126,702

73,311	CNY	Hangzhou Tigermed Consulting Company, Ltd. - Class A	1,131,123

117,000	HKD	Ping An Healthcare and Technology Company, Ltd.*#	1,999,257

10,900	KRW	Seegene, Inc.	2,382,374

110,500	HKD	Wuxi Biologics Cayman, Inc.*#	2,281,144

			8,920,600

		Industrials (5.2%)

250,000	HKD	China Conch Venture Holdings,

		Ltd.	1,075,425

87,100	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	2,621,450

726,924	CNY	Sany Heavy Industry Company, Ltd. - Class A	2,198,772

103,000	TWD	Sporton International, Inc.	875,513

115,500	HKD	Techtronic Industries Company, Ltd.	1,208,019

100,300	BRL	WEG, SA	1,294,956

			9,274,135

See accompanying Notes to Schedule of Investments

1

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Information Technology (18.2%)

3,310	EUR	ASML Holding, NV	$1,176,829

78,011	CNY	Glodon Company, Ltd. - Class A	855,505

29,540	CNY	Hundsun Technologies, Inc. - Class A	463,448

580,000	HKD	Kingdee International Software Group Company, Ltd.#	1,604,180

60,000	TWD	MediaTek, Inc.	1,432,683

28,200	KRW	NHN KCP Corp.	1,481,469

126,000	KRW	Samsung Electronics Company, Ltd.	6,158,104

26,200	CNY	Sangfor Technologies, Inc. - Class A	803,391

41,440	CNY	Shanghai Weaver Network Company, Ltd. - Class A	494,539

25,400	KRW	SK Hynix, Inc.	1,778,413

811,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	11,812,413

51,475		Taiwan Semiconductor Manufacturing Company, Ltd.	4,060,863

			32,121,837

		Materials (3.1%)

167,500	HKD	Anhui Conch Cement Company, Ltd. - Class H	1,266,659

200,700	CAD	First Quantum Minerals, Ltd.	1,696,162

8,100	KRW	POSCO	1,307,091

195,895	CAD	Yamana Gold, Inc.	1,272,378

			5,542,290

		Real Estate (1.2%)

959,000	HKD	Country Garden Holdings Company, Ltd.	1,231,551

391,000	CNY	Poly Developments and Holdings Group Company, Ltd.	872,650

			2,104,201

		TOTAL COMMON STOCKS (Cost $87,357,364)	135,913,456

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (2.9%) #

		Communication Services (0.3%)

415		Yandex, NV

2,387,910		Call, 01/15/21, Strike $47.00 Consumer Discretionary (1.6%)	539,500

565		Alibaba Group Holding, Ltd.

14,182,630		Call, 01/21/22, Strike $230.00	2,819,350

		Energy (0.3%)

500		Lukoil, PJSC

3,405,000		Call, 12/18/20, Strike $72.00	217,500

3,830		Petroleo Brasileiro, SA

3,320,610		Call, 01/15/21, Strike $10.00	266,185

			483,685

		Financials (0.1%)

2,990		Sberbank of Russia, PJSC

3,013,920		Call, 03/19/21, Strike $12.00	269,100

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Other (0.6%)

2,065	iShares China Large-Cap ETF

8,542,905	Put, 10/16/20, Strike $40.00 iShares MSCI Emerging Markets	$249,865

3,870

16,753,230	Put, 09/30/20, Strike $40.00	253,485

3,750

16,233,750	Put, 08/21/20, Strike $39.00	30,000

1,985

8,593,065	Put, 10/16/20, Strike $41.00	212,395

725	iShares MSCI Mexico Capped

2,358,425	ETF

	Call, 09/18/20, Strike $30.00	232,000

		977,745

	TOTAL PURCHASED OPTIONS (Cost $4,167,566)	5,089,380

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (0.7%)

1,222,145	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.040%*** (Cost $1,222,145)	1,222,145

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.1%)

3,741,400	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $3,741,400)	3,741,400

TOTAL INVESTMENTS (102.7%) (Cost $127,106,108)		181,575,698

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.1%)		(3,741,400)

LIABILITIES, LESS OTHER ASSETS (-0.6%)		(1,077,412)

NET ASSETS (100.0%)		$176,756,886

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-0.1%) #

	Other (-0.1%)

2,065	iShares China Large-Cap ETF

8,542,905	Put, 10/16/20, Strike $36.00 iShares MSCI Emerging Markets	(79,503)

3,870

16,753,230	Put, 09/30/20, Strike $36.00	(71,595)

See accompanying Notes to Schedule of Investments

2

Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
1,985 8,593,065	Put, 10/16/20, Strike $37.00	$(77,415)

	TOTAL WRITTEN OPTIONS (Premium $352,405)	(228,513)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

~	Security, or portion of security, is segregated as collateral for written options. The aggregate value of such securities is $6,785,732.
^	Security, or portion of security, is on loan.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2020.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2020.

FOREIGN CURRENCY ABBREVIATIONS
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
PLN	Polish Zloty
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2020

	Value	% of Total Investments

US Dollar	$ 58,810,116	32.4%
Hong Kong Dollar	43,037,568	23.7%
South Korean Won	17,634,068	9.7%
Indian Rupee	16,796,773	9.3%
Chinese Yuan Renminbi	15,463,551	8.5%
New Taiwan Dollar	14,120,609	7.8%
Brazilian Real	5,732,763	3.2%
Canadian Dollar	2,968,540	1.6%
Indonesian Rupiah	2,439,492	1.4%
Swiss Franc	2,225,736	1.2%
European Monetary Unit	1,176,829	0.7%
Polish Zloty	941,140	0.5%

Total Investments Net of Written Options	$ 181,347,185	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

4

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (99.4%)
		Communication Services (9.5%)
870		Alphabet, Inc. - Class A#	$1,294,517
3,835		Facebook, Inc. - Class A#	972,824
18,075		Sea, Ltd.#	2,208,765
40,000	HKD	Tencent Holdings, Ltd.	2,743,926
10,729		Walt Disney Company~	1,254,649

			8,474,681

		Consumer Discretionary (20.5%)
10,685		Alibaba Group Holding, Ltd. (ADR)#	2,682,149
1,465		Amazon.com, Inc.#~	4,636,256
14,555		Aptiv, PLC	1,131,651
13,800		D.R. Horton, Inc.	913,008
7,500		Lowe’s Companies, Inc.	1,116,825
6,915		Lululemon Athletica, Inc.#~	2,251,455
25,300	HKD	Meituan Dianping - Class B#	626,086
1,065		MercadoLibre, Inc.#	1,197,720
20,300		Penn National Gaming, Inc.#^	687,155
2,343		Pool Corp.	742,028
13,200		Royal Caribbean Cruises, Ltd.	642,972
3,300	JPY	Shimano, Inc.	716,555
6,900		Tractor Supply Company	984,906

			18,328,766

		Consumer Staples (0.7%)
2,050		Costco Wholesale Corp.	667,337

		Energy (4.3%)
10,200		Chevron Corp.	856,188
27,200	EUR	Neste Oyj	1,249,338
62,700	INR	Reliance Industries, Ltd.	1,736,437

			3,841,963

		Financials (11.4%)
7,700	EUR	Amundi, SA#*	585,834
57,525		Bank of America Corp.	1,431,222
108,290	INR	HDFC Bank, Ltd.	1,496,480
15,700		JPMorgan Chase & Company	1,517,248
12,500	EUR	KBC Group, NV	712,705
1,763,100	GBP	Lloyds Banking Group, PLC#	600,707
10,100	GBP	London Stock Exchange Group, PLC	1,115,634
96,500	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	1,018,193
57,400		UBS Group, AG	670,432
45,800		Wells Fargo & Company	1,111,108

			10,259,563

		Health Care (12.8%)
38,275		Alcon, Inc.#^	2,295,734
2,000		BioMarin Pharmaceutical, Inc.#	239,620
22,600		Boston Scientific Corp.#	871,682
10,525	AUD	CSL, Ltd.	2,047,140
900	EUR	Galapagos, NV#	167,081
5,600		Inspire Medical Systems, Inc.#	556,416
1,305		Intuitive Surgical, Inc.#	894,499
1,600		JPY JCR Pharmaceuticals Company, Ltd.	157,371
2,550	CHF	Lonza Group, AG	1,594,604
1,500	EUR	MorphoSys, AG#	192,560
26,500		Novo Nordisk, A/S^	1,731,245

NUMBER OF SHARES			VALUE
43,500	HKD	Ping An Healthcare and Technology Company, Ltd.#*	$743,314

			11,491,266

		Industrials (11.4%)
19,100	EUR	Alstom, SA#	1,064,312
15,700	SEK	Atlas Copco, AB - Class A	696,946
3,950		Boeing Company	624,100
17,300	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	520,678
9,390		CSX Corp.	669,883
18,500	GBP	Experian, PLC	646,207
18,500	JPY	Harmonic Drive Systems, Inc.	1,036,421
4,900	J.B.	Hunt Transport Services, Inc.	634,060
10,800	JPY	Nidec Corp.	857,919
48,900	SEK	Sandvik, AB#	913,869
243,858	CNY	Sany Heavy Industry Company, Ltd. - Class A	737,613
10,250	EUR	Schneider Electric, SE	1,175,301
21,400		Southwest Airlines Company	661,046

			10,238,355

		Information Technology (24.5%)
11,900		Advanced Micro Devices, Inc.#	921,417
845	EUR	Adyen, NV#*	1,410,437
3,900		Apple, Inc.	1,657,656
3,528	EUR	ASML Holding, NV	1,254,337
4,165		Coupa Software, Inc.#	1,276,364
4,100	JPY	Keyence Corp.	1,728,916
246,000	HKD	Kingdee International Software Group Company, Ltd.	680,394
2,150		Lam Research Corp.	810,894
18,000		Marvell Technology Group, Ltd.	656,460
4,330		MasterCard, Inc. - Class A	1,335,935
12,300		Micron Technology, Inc.#	615,676
10,300		Microsoft Corp.	2,111,603
1,640		NVIDIA Corp.	696,327
6,585		PayPal Holdings, Inc.#	1,291,121
1,860		ServiceNow, Inc.#	816,912
1,305		Shopify, Inc., Class A#	1,336,320
95,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	1,382,592
24,700		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,948,583

			21,931,944

		Materials (4.3%)
56,800	AUD	James Hardie Industries, PLC	1,172,314
3,100		Linde, PLC	759,841
5,000	CHF	Sika, AG	1,098,660
122,400	CAD	Yamana Gold, Inc.	795,013

			3,825,828

		TOTAL COMMON STOCKS (Cost $59,532,398)	89,059,703

See accompanying Notes to Schedule of Investments

1

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTION (0.0%) #

		Other (0.0%)

960	EUR	ESTX Banks

2,816,160		Call, 09/18/20, Strike 70.00 (Cost $128,102)	$22,617

NUMBER OF SHARES			VALUE

SHORT TERM INVESTMENT (0.5%)

443,622		Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.040%*** (Cost $443,622)	443,622

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (5.3%)

4,719,573		State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $4,719,573)	4,719,573

TOTAL INVESTMENTS (105.2%) (Cost $64,823,695)			94,245,515

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-5.3%)			(4,719,573)

OTHER ASSETS, LESS LIABILITIES (0.1%)	96,869

NET ASSETS (100.0%)	$89,622,811

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $58,953.
^	Security, or portion of security, is on loan.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
***	The rate disclosed is the 7 day net yield as of July 31, 2020.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2020.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
SEK	Swedish Krona
TWD	New Taiwan Dollar

See accompanying Notes to Schedule of Investments

2

Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

FORWARD FOREIGN CURRENCY CONTRACTS

	LONG	SETTLEMENT	LOCAL	CURRENT	UNREALIZED
COUNTERPARTY	CONTRACTS	DATE	CURRENCY	VALUE	GAIN/LOSS
State Street Bank and Trust	British Pound Sterling	09/30/20	2,595,000	3,397,905	163,255
State Street Bank and Trust	European Monetary Unit	09/30/20	2,111,000	2,489,678	106,058

					$ 269,313

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2020

	Value	% of Total Investments

US Dollar	$59,547,004	63.2%
European Monetary Unit	7,834,522	8.3%
Hong Kong Dollar	5,811,913	6.2%
Japanese Yen	4,497,182	4.8%
Indian Rupee	3,232,917	3.4%
Australian Dollar	3,219,454	3.4%
Swiss Franc	2,693,264	2.9%
British Pound Sterling	2,362,548	2.5%
Swedish Krona	1,610,815	1.7%
New Taiwan Dollar	1,382,592	1.5%
Chinese Yuan Renminbi	1,258,291	1.3%
Canadian Dollar	795,013	0.8%

Total Investments	$94,245,515	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

4

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (23.7%)

		Communication Services (3.3%)

635,000		Live Nation Entertainment, Inc. 2.500%, 03/15/23	$668,305

2,905,000		Sea, Ltd.*~ 2.375%, 12/01/25	4,498,015

			5,166,320

		Consumer Discretionary (5.8%)

970,000		Booking Holdings, Inc.*^ 0.750%, 05/01/25	1,226,172

843,000		Burlington Stores, Inc.* 2.250%, 04/15/25	951,203

500,000	GBP	Ocado Group, PLC 0.750%, 01/18/27	693,073

865,000		Penn National Gaming, Inc. 2.750%, 05/15/26	1,438,949

1,854,000		Royal Caribbean Cruises, Ltd.* 4.250%, 06/15/23	1,775,641

318,000		Tesla, Inc. 2.375%, 03/15/22	1,391,578

645,000		Under Armour, Inc.* 1.500%, 06/01/24	775,993

689,000		Winnebago Industries, Inc.* 1.500%, 04/01/25	810,832

			9,063,441

		Consumer Staples (0.8%)

		Premium Brands Holdings Corp.

732,000	CAD	4.650%, 04/30/21	607,968

780,000	CAD	4.600%, 12/31/23	621,845

			1,229,813

		Energy (0.3%)

640,000		Scorpio Tankers, Inc. 3.000%, 05/15/22	567,120

		Financials (0.2%)

277,000		WisdomTree Investments, Inc.* 4.250%, 06/15/23	270,664

		Health Care (2.9%)

641,000		BioMarin Pharmaceutical, Inc.* 1.250%, 05/15/27	747,922

545,000		DexCom, Inc.*^ 0.250%, 11/15/25	589,968

539,000		Insulet Corp.* 0.375%, 09/01/26	621,305

246,000		Natera, Inc.* 2.250%, 05/01/27	364,897

715,000		Pacira BioSciences, Inc.* 0.750%, 08/01/25	727,942

756,000		Repligen Corp. 0.375%, 07/15/24	1,096,495

343,000		Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	423,668

			4,572,197

		Industrials (2.8%)

1,805,000		Air Canada*~ 4.000%, 07/01/25	1,888,066

690,000		American Airlines Group, Inc.^ 6.500%, 07/01/25	572,041

PRINCIPAL AMOUNT			VALUE

741,000		Lyft, Inc.* 1.500%, 05/15/25	$793,170

1,039,000		Southwest Airlines Company 1.250%, 05/01/25	1,213,173

			4,466,450

		Information Technology (6.1%)

600,000	EUR	Amadeus IT Group, SA 1.500%, 04/09/25	827,374

2,095,000		Coupa Software, Inc.*~ 0.375%, 06/15/26	2,630,021

600,000	EUR	Nexi S.p.A 1.750%, 04/24/27	802,273

670,000		Splunk, Inc.* 1.125%, 06/15/27	759,750

921,000		Square, Inc. 0.500%, 05/15/23	1,647,853

955,000		Xero Investments, Ltd. 2.375%, 10/04/23	1,445,244

1,291,000		Zscaler, Inc.*

		0.125%, 07/01/25	1,469,597

			9,582,112

		Materials (1.5%)

1,400,000CHF		Sika, AG 3.750%, 01/30/22	2,309,231

		TOTAL CONVERTIBLE BONDS (Cost $30,875,806)	37,227,348

CORPORATE BONDS (2.9%)

		Communication Services (0.6%)

		Netflix, Inc.

585,000		5.375%, 02/01/21	598,739

292,000		3.625%, 06/15/25*^	310,657

			909,396

		Consumer Discretionary (0.2%)

310,000		Ford Motor Company 8.500%, 04/21/23	344,339

		Energy (0.5%)

250,000		Reliance Holding USA, Inc.* 5.400%, 02/14/22	264,751

465,000		Reliance Industries, Ltd.* 4.125%, 01/28/25	512,400

			777,151

		Health Care (0.4%)

580,000		Centene Corp. 4.750%, 01/15/25	602,516

		Information Technology (0.8%)

620,000		CDW, LLC / CDW Finance Corp. 4.125%, 05/01/25	657,029

585,000		Dell International, LLC / EMC Corp.* 5.450%, 06/15/23	644,980

			1,302,009

		Materials (0.4%)

350,000		First Quantum Minerals, Ltd.* 7.250%, 04/01/23	352,109

See accompanying Notes to Schedule of Investments

1

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

200,000		Fresnillo, PLC^ 5.500%, 11/13/23	$220,597

			572,706

		TOTAL CORPORATE BONDS (Cost $4,333,101)	4,508,117

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (13.2%)

		Communication Services (2.0%)

3,020		2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	3,146,810

		Consumer Discretionary (1.8%)

28,100		Aptiv, PLC 5.500%, 06/15/23	2,872,101

		Financials (2.5%)

606		2020 Mandatory Exchangeable Trust* 6.500%, 05/16/23	767,661

5,600		Assurant, Inc. 6.500%, 03/15/21	605,304

1,675		Bank of America Corp.‡‡ 7.250%	2,510,842

			3,883,807

		Health Care (2.6%)

12,900		Boston Scientific Corp. 5.500%, 06/01/23	1,448,541

1,860		Danaher Corp.

		4.750%, 04/15/22	2,639,563

			4,088,104

		Industrials (1.0%)

15,837		Stanley Black & Decker, Inc. 5.250%, 11/15/22	1,511,800

		Information Technology (1.5%)

2,150		Broadcom, Inc. 8.000%, 09/30/22	2,452,956

		Utilities (1.8%)

14,200		American Electric Power Company, Inc.^ 6.125%, 03/15/22	732,720

38,289		NextEra Energy, Inc. 4.872%, 09/01/22	2,113,936

			2,846,656

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $18,688,141)	20,802,234

COMMON STOCKS (52.9%)

		Communication Services (4.2%)

22,800		AT&T, Inc.	674,424

49,900	HKD	Tencent Holdings, Ltd.	3,423,048

21,230		Walt Disney Company~	2,482,636

			6,580,108

NUMBER OF SHARES			VALUE

		Consumer Discretionary (5.4%)

18,400		D.R. Horton, Inc.	$1,217,344

10,800		Lowe’s Companies, Inc.	1,608,228

9,465		Lululemon Athletica, Inc.~#	3,081,709

6,900		McDonald’s Corp.	1,340,532

4,000		Pool Corp.	1,266,800

			8,514,613

		Consumer Staples (3.2%)

51,000		Coca-Cola Company~	2,409,240

3,590		Costco Wholesale Corp.	1,168,652

12,200	CHF	Nestlé, SA	1,450,845

			5,028,737

		Energy (4.4%)

24,700		Chevron Corp.~	2,073,318

38,570	EUR	Neste Oyj	1,771,579

91,000		INR Reliance Industries, Ltd.	2,520,189

41,500	EUR	Royal Dutch Shell, PLC - Class A	618,291

			6,983,377

		Financials (7.3%)

84,410		Bank of America Corp.~	2,100,121

840,000	HKD	China Construction Bank Corp. - Class H	612,470

5,000		Goldman Sachs Group, Inc.	989,800

115,200		INR HDFC Bank, Ltd.	1,591,971

26,975		JPMorgan Chase & Company~	2,606,864

221,500	HKD	Ping An Insurance Group

		Company of China, Ltd. - Class H	2,337,095

49,900		Wells Fargo & Company	1,210,574

			11,448,895

		Health Care (5.9%)

47,236		Alcon, Inc.^#	2,833,215

17,714	AUD	CSL, Ltd.	3,445,420

45,300		Novo Nordisk, A/S~^	2,959,449

			9,238,084

		Industrials (6.1%)

21,600	SEK	Atlas Copco, AB - Class A	958,856

5,150		Boeing Company	813,700

12,900		JPY FANUC Corp.	2,176,528

17,300		JPY Harmonic Drive Systems, Inc.	969,194

1,800		Lockheed Martin Corp.	682,146

20,200	EUR	Schneider Electric, SE	2,316,202

4,400		Union Pacific Corp.	762,740

11,100	EUR	Vinci, SA	955,322

			9,634,688

		Information Technology (13.4%)

14,700		Advanced Micro Devices, Inc.#	1,138,221

1,200	EUR	Adyen, NV*#	2,002,987

6,960		Apple, Inc.	2,958,278

6,230	EUR	ASML Holding, NV	2,215,000

5,100		JPY Keyence Corp.	2,150,603

15,050		Micron Technology, Inc.#	753,328

13,080		Microsoft Corp.~	2,681,531

1,900		NVIDIA Corp.	806,721

347,000	TWD	Taiwan Semiconductor

		Manufacturing Company, Ltd.	5,050,098

17,100		Taiwan Semiconductor Manufacturing Company, Ltd.	1,349,019

			21,105,786

See accompanying Notes to Schedule of Investments

2

Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Materials (2.0%)

34,200	EUR	CRH, PLC	$1,245,171

4,700		Linde, PLC	1,152,017

435,000	TWD	Taiwan Cement Corp.	668,165

			3,065,353

		Utilities (1.0%)

92,000	GBP	SSE, PLC	1,560,536

		TOTAL COMMON STOCKS (Cost $65,734,906)	83,160,177

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (5.0%) #

		Communication Services (0.7%)

28		Alphabet, Inc.

4,166,260		Call, 01/21/22, Strike $1,500.00	603,400

86		Facebook, Inc.

2,181,562		Call, 06/18/21, Strike $200.00	575,555

			1,178,955

		Consumer Discretionary (2.7%)

170		Alibaba Group Holding, Ltd.

4,267,340		Call, 06/18/21, Strike $205.00	1,001,725

21		Amazon.com, Inc.

6,645,828		Call, 01/21/22, Strike $2,500.00	1,948,275

12

3,797,616		Call, 06/18/21, Strike $2,200.00	1,273,500

			4,223,500

		Industrials (0.1%)

105		J.B. Hunt Transport Services, Inc.

1,358,700		Call, 02/19/21, Strike $135.00	95,025

		Information Technology (0.6%)

31		ServiceNow, Inc.

1,361,520		Call, 01/21/22, Strike $350.00	417,725

225		Visa, Inc.

4,284,000		Call, 01/21/22, Strike $195.00	537,750

			955,475

		Other (0.9%)

1,575	EUR	ESTX Banks

4,620,263		Call, 09/18/20, Strike 70.00 Invesco QQQ Trust Series	37,106

570

15,150,030		Put, 08/21/20, Strike $233.00	27,930

300

7,973,700		Put, 11/20/20, Strike $232.00	213,900

550

14,618,450		Put, 09/30/20, Strike $250.00	353,375

300

7,973,700		Put, 01/15/21, Strike $232.00 SPDR S&P 500 ETF Trust	293,100

245

7,999,740		Put, 01/15/21, Strike $289.00	282,485

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

245

7,999,740	Put, 11/20/20, Strike $289.00	$200,165

		1,408,061

	TOTAL PURCHASED OPTIONS (Cost $5,344,324)	7,861,016

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (2.1%)

3,338,304	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.040%*** (Cost $3,338,304)	3,338,304

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.9%)

7,636,859	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $7,636,859)	7,636,859

TOTAL INVESTMENTS (104.7%) (Cost $135,951,441)		164,534,055

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.9%)		(7,636,859)

OTHER ASSETS, LESS LIABILITIES (0.2%)		212,332

NET ASSETS (100.0%)		$157,109,528

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTION (-0.1%)

	Other (-0.1%)

490	SPDR S&P 500 ETF Trust

15,999,480	Put, 11/20/20, Strike $257.00 (Premium $220,208)	(186,935)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

See accompanying Notes to Schedule of Investments

3

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $12,694,918.
^	Security, or portion of security, is on loan.
‡‡	Perpetual maturity.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2020.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2020.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc

EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
SEK	Swedish Krona
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

4

Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2020
	Value	% of Total Investments
US Dollar	$118,408,680	72.0%
European Monetary Unit	12,791,305	7.8%
Hong Kong Dollar	6,372,613	3.9%
New Taiwan Dollar	5,718,263	3.5%
Japanese Yen	5,296,325	3.2%
Indian Rupee	4,112,160	2.5%
Swiss Franc	3,760,076	2.3%
Australian Dollar	3,445,420	2.1%
British Pound Sterling	2,253,609	1.4%
Canadian Dollar	1,229,813	0.7%
Swedish Krona	958,856	0.6%

Total Investments	$164,347,120	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

5

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (50.6%)

	Airlines (0.9%)

1,001	Air Canada Pass Through Trust Series 2013-1, Class B* 5.375%, 11/15/22	$899

121,067	Air Canada Pass Through Trust Series 2015-2, Class AA* 3.750%, 06/15/29	115,804

215,000	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	223,089

107,000	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	110,674

149,378	British Airways Pass Through Trust Series 2019-1, Class A* 3.350%, 12/15/30	124,173

88,859	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	78,172

145,219	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	130,161

		782,972

	Communication Services (3.5%)

150,000	Activision Blizzard, Inc. 2.600%, 06/15/22	155,714

200,000	Ashtead Capital, Inc.* 4.125%, 08/15/25	205,755

125,000	AT&T, Inc. 3.600%, 07/15/25	140,252

55,000	BorgWarner, Inc.^ 2.650%, 07/01/27	58,280

150,000	CenturyLink, Inc.* 4.000%, 02/15/27	157,075

7,000	Charter Communications Operating, LLC / Charter Communications Operating Capital 4.464%, 07/23/22	7,460

250,000	Comcast Corp. 3.900%, 03/01/38	314,198

110,000	Crown Castle Towers, LLC* 3.720%, 07/15/43	114,261

200,000	CSC Holdings, LLC* 5.500%, 05/15/26	209,726

175,000	Electronic Arts, Inc. 4.800%, 03/01/26	210,335

75,000	Embarq Corp. 7.995%, 06/01/36	88,874

150,000	Fox Corp. 3.666%, 01/25/22	157,192

110,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	120,939

	T-Mobile USA, Inc.

250,000	3.500%, 04/15/25*	276,450

125,000	4.000%, 04/15/22	130,558

200,000	United States Cellular Corp. 6.700%, 12/15/33	250,280

255,000	Verizon Communications, Inc. 4.016%, 12/03/29	312,223

		2,909,572

PRINCIPAL AMOUNT		VALUE

	Consumer Discretionary (7.1%)

150,000	American Honda Finance Corp. 2.350%, 01/08/27	$161,342

250,000	BMW US Capital, LLC* 3.100%, 04/12/21	254,675

275,000	Cargill, Inc.*^ 3.250%, 03/01/23	294,191

240,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 5.750%, 02/15/26	251,808

250,000	D.R. Horton, Inc. 4.750%, 02/15/23	271,336

130,000	Delta Air Lines Pass Through Trust Series 2019-1, Class AA 3.204%, 10/25/25	129,076

77,000	DISH DBS Corp.^ 7.750%, 07/01/26	86,581

125,000	Expedia Group, Inc.* 7.000%, 05/01/25	134,914

250,000	Ford Motor Credit Company, LLC 5.875%, 08/02/21	256,385

250,000	General Motors Company 5.400%, 10/02/23	276,014

250,000	General Motors Financial Company, Inc. 3.700%, 05/09/23	262,385

200,000	Hanesbrands, Inc.* 5.375%, 05/15/25	215,266

250,000	Harley-Davidson Financial Services, Inc.* 4.050%, 02/04/22	259,140

250,000	Hasbro, Inc. 3.150%, 05/15/21	253,392

	Home Depot, Inc.

250,000	3.300%, 04/15/40	299,352

250,000	2.800%, 09/14/27	284,007

72,000	International Game Technology, PLC* 6.250%, 02/15/22	75,403

148,171	JetBlue Pass Through Trust Series 2019-1, Class AA 2.750%, 11/15/33	138,650

150,000	Lennar Corp. 4.750%, 11/15/22	158,324

200,000	Lowe’s Companies, Inc. 4.000%, 04/15/25	229,651

100,000	Mattel, Inc.*^ 6.750%, 12/31/25	106,929

125,000	MGM Resorts International 6.000%, 03/15/23	131,278

125,000	Newell Brands, Inc. 4.350%, 04/01/23	133,127

100,000	NIKE, Inc. 2.850%, 03/27/30	113,599

125,000	Penske Automotive Group, Inc. 3.750%, 08/15/20	125,081

250,000	Starbucks Corp. 1.300%, 05/07/22	253,785

250,000	Target Corp. 2.650%, 09/15/30	281,932

350,000	Toyota Motor Credit Corp. 2.900%, 03/30/23	371,775

See accompanying Notes to Schedule of Investments

1

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

157,306	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	$126,445

		5,935,843

	Consumer Staples (4.1%)

250,000	Anheuser-Busch InBev Worldwide, Inc.^ 3.500%, 06/01/30	287,739

	Archer-Daniels-Midland Company

250,000	3.250%, 03/27/30^	292,126

250,000	2.750%, 03/27/25	274,091

250,000	Coca-Cola Company 2.950%, 03/25/25	277,556

250,000	Costco Wholesale Corp. 1.600%, 04/20/30	259,353

250,000	General Mills, Inc. 2.600%, 10/12/22	261,236

250,000	Hershey Company 1.700%, 06/01/30	262,607

88,000	JBS USA LUX, SA / JBS USA Finance, Inc.* 5.875%, 07/15/24	89,883

200,000	Kimberly-Clark Corp. 3.100%, 03/26/30	233,261

150,000	Land O’Lakes, Inc.* 6.000%, 11/15/22	159,883

150,000	PepsiCo, Inc. 2.250%, 03/19/25	161,747

250,000	Sysco Corp. 5.650%, 04/01/25	296,377

250,000	Walmart, Inc. 3.050%, 07/08/26	284,251

250,000	WM Wrigley Jr. Company* 3.375%, 10/21/20	251,438

		3,391,548

	Energy (0.1%)

175,000	Energy Transfer Operating, LP‡ 3.269%, 11/01/66 3 mo. USD LIBOR + 3.02%	86,790

	Financials (13.9%)

150,000	Ally Financial, Inc. 4.125%, 02/13/22	155,847

100,000	8.000%, 11/01/31	138,471

250,000	American Express Company 3.000%, 10/30/24	274,005

150,000	Ares Capital Corp. 3.250%, 07/15/25	149,079

250,000	Aviation Capital Group, LLC* 6.750%, 04/06/21	255,128

76,000	3.875%, 05/01/23	74,633

67,000	3.500%, 11/01/27	60,185

250,000	Axis Specialty Finance, PLC 4.000%, 12/06/27	273,230

300,000	Bank of America Corp.‡ 3.366%, 01/23/26 3 mo. USD LIBOR + 0.81%	331,440

250,000	Bank of Montreal 3.300%, 02/05/24	273,360

75,000	Bank of Montreal^‡ 4.800%, 08/25/24 5 year CMT + 2.98%	75,224

125,000	Bank of Nova Scotia 2.450%, 09/19/22	130,838

PRINCIPAL AMOUNT		VALUE

150,000	Berkshire Hathaway Finance Corp. 4.250%, 01/15/49	$207,375

	Capital One Financial Corp.

200,000	3.200%, 01/30/23	212,015

200,000	2.600%, 05/11/23	209,969

150,000	Caterpillar Financial Services Corp. 2.150%, 11/08/24	160,245

250,000	CIT Bank, N.A.‡ 2.969%, 09/27/25 SOFR + 1.72%	237,310

	Citigroup, Inc.‡

250,000	3.106%, 04/08/26 SOFR + 2.75%	272,442

150,000	4.412%, 03/31/31 SOFR + 3.91%	182,715

142,000	Credit Acceptance Corp.* 5.125%, 12/31/24	144,612

250,000	CyrusOne, LP / CyrusOne Finance Corp. 2.900%, 11/15/24	269,197

200,000	Danske Bank, A/S*‡ 3.001%, 09/20/22 3 mo. USD LIBOR + 1.25%	204,061

350,000	Discover Bank 3.450%, 07/27/26	383,757

150,000	Duke Realty, LP^ 2.875%, 11/15/29	168,348

200,000	Federation des Caisses Desjardins du Quebec* 2.050%, 02/10/25	208,375

	Fifth Third Bancorp

200,000	3.650%, 01/25/24	219,740

200,000	2.550%, 05/05/27	217,584

125,000	Franklin Resources, Inc. 2.850%, 03/30/25	136,412

	Goldman Sachs Group, Inc.

250,000	3.500%, 04/01/25	277,301

125,000	3.814%, 04/23/29‡ 3 mo. USD LIBOR + 1.16%	144,451

150,000	Huntington Bancshares, Inc. 2.550%, 02/04/30	158,647

250,000	ILFC E-Capital Trust II*‡ 3.270%, 12/21/65 3 mo. USD LIBOR + 1.80%	129,346

200,000	Jaguar Holding Company II / Pharmaceutical Product Development, LLC* 4.625%, 06/15/25	210,902

300,000	JPMorgan Chase & Company‡ 3.220%, 03/01/25 3 mo. USD LIBOR + 1.16%	324,939

125,000	Life Storage, LP 4.000%, 06/15/29	141,837

200,000	Lloyds Banking Group, PLC‡ 2.858%, 03/17/23 3 mo. USD LIBOR + 1.25%	206,707

200,000	Macquarie Group, Ltd.*‡ 4.150%, 03/27/24 3 mo. USD LIBOR + 1.33%	215,560

250,000	Markel Corp. 3.500%, 11/01/27	275,947

200,000	MetLife, Inc. 6.400%, 12/15/66	247,140

See accompanying Notes to Schedule of Investments

2

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

200,000	Morgan Stanley‡ 2.720%, 07/22/25 SOFR + 1.15%	$213,919

250,000	National Securities Clearing Corp.* 1.500%, 04/23/25	259,929

	PNC Financial Services Group, Inc.

150,000	2.200%, 11/01/24	159,685

13,000	6.750%, 08/01/21‡ 3 mo. USD LIBOR + 3.68%	13,257

75,000	Principal Financial Group, Inc.‡ 3.436%, 05/15/55 3 mo. USD LIBOR + 3.04%	68,460

250,000	Prologis, LP^ 2.250%, 04/15/30	271,117

125,000	Reinsurance Group of America, Inc. 3.900%, 05/15/29	141,388

250,000	RenaissanceRe Finance, Inc. 3.450%, 07/01/27	269,212

150,000	Shell International Finance, BV 2.000%, 11/07/24	158,502

125,000	Starwood Property Trust, Inc. 3.625%, 02/01/21	124,543

150,000	State Street Corp.^‡ 2.354%, 11/01/25 SOFR + 0.94%	160,982

125,000	Torchmark Corp. 4.550%, 09/15/28	149,562

	Toronto-Dominion Bank

170,000	3.250%, 03/11/24	186,360

110,000	1.150%, 06/12/25^	112,525

250,000	Travelers Companies, Inc. 2.550%, 04/27/50	268,837

150,000	US Bancorp 3.600%, 09/11/24	167,349

200,000	USAA Capital Corp.*^ 2.125%, 05/01/30	214,690

125,000	Ventas Realty, LP 4.000%, 03/01/28	136,025

	VICI Properties, LP / VICI Note Company, Inc.*

150,000	3.500%, 02/15/25^	152,526

66,000	4.625%, 12/01/29	69,504

	Wells Fargo & Company

125,000	4.400%, 06/14/46	156,973

125,000	3.196%, 06/17/27‡ 3 mo. USD LIBOR + 1.17%	137,093

		11,550,812

	Health Care (4.1%)

200,000	AbbVie, Inc.* 3.800%, 03/15/25	224,575

125,000	Acadia Healthcare Company, Inc. 5.625%, 02/15/23	127,098

250,000	Baxter International, Inc.* 3.750%, 10/01/25	286,957

400,000	Bristol-Myers Squibb Company 3.200%, 06/15/26	454,274

150,000	CVS Health Corp. 4.780%, 03/25/38	193,174

200,000	Elanco Animal Health, Inc. 4.662%, 08/27/21	208,223

PRINCIPAL AMOUNT		VALUE

250,000	Health Care Service Corp. A Mutual Legal Reserve Company* 1.500%, 06/01/25	$257,204

200,000	Humana, Inc. 3.850%, 10/01/24	222,014

250,000	Johnson & Johnson 3.400%, 01/15/38	311,111

400,000	Pfizer, Inc. 2.625%, 04/01/30	453,256

	Tenet Healthcare Corp.

125,000	4.625%, 09/01/24*	129,121

115,000	4.625%, 07/15/24	117,760

150,000	Teva Pharmaceutical Finance Netherlands III, BV 2.800%, 07/21/23	145,891

120,000	Thermo Fisher Scientific, Inc. 4.133%, 03/25/25	138,286

125,000	UnitedHealth Group, Inc. 2.375%, 08/15/24	134,279

		3,403,223

	Industrials (5.3%)

	3M Company

250,000	3.700%, 04/15/50	327,474

250,000	3.050%, 04/15/30^	290,599

205,000	Aircastle, Ltd. 5.000%, 04/01/23	205,848

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC

150,000	3.500%, 02/15/23*	153,378

100,000	5.750%, 03/15/25	103,561

50,000	American Airlines Group, Inc.* 5.000%, 06/01/22	27,980

250,000	BWX Technologies, Inc.* 4.125%, 06/30/28	262,034

212,000	Cascades, Inc.* 5.750%, 07/15/23	215,760

150,000	Equifax, Inc. 2.600%, 12/01/24	160,235

200,000	Fly Leasing, Ltd. 5.250%, 10/15/24	163,055

81,232	Hawaiian Airlines Pass Through Certificates Series 2013-1, Class B 4.950%, 07/15/23	71,789

250,000	Honeywell International, Inc. 1.950%, 06/01/30	268,376

250,000	Huntington Ingalls Industries, Inc.* 3.844%, 05/01/25	277,911

250,000	Infor, Inc.* 1.750%, 07/15/25	257,864

125,000	John Deere Capital Corp. 1.750%, 03/09/27	131,974

200,000	Mars, Inc.* 0.875%, 07/16/26	200,825

250,000	Park Aerospace Holdings, Ltd.* 5.250%, 08/15/22	240,691

200,000	Raytheon Technologies Corp.*^ 2.800%, 03/15/22	206,855

125,000	Ryder System, Inc.^ 2.500%, 09/01/24	131,611

125,000	TransDigm, Inc.* 6.250%, 03/15/26	132,040

See accompanying Notes to Schedule of Investments

3

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

174,231	United Airlines Pass Through Trust Series 2018-1, Class B 4.600%, 09/01/27	$129,154

250,000	Verisk Analytics, Inc. 4.125%, 09/12/22	268,309

200,000	Volkswagen Group of America Finance, LLC* 2.500%, 09/24/21	204,298

		4,431,621

	Information Technology (5.3%)

250,000	Apple, Inc. 4.375%, 05/13/45	349,809

23,000	Automatic Data Processing, Inc. 3.375%, 09/15/25	26,087

250,000	Broadcom, Inc.* 4.700%, 04/15/25	286,162

200,000	CDW, LLC / CDW Finance Corp. 4.125%, 05/01/25	211,945

250,000	Dell International, LLC / EMC Corp.* 5.850%, 07/15/25	292,382

250,000	Fiserv, Inc. 3.500%, 10/01/22	264,201

125,000	Hewlett Packard Enterprise Company 4.900%, 10/15/25	144,578

200,000	Intuit, Inc. 0.950%, 07/15/25	202,656

250,000	Mastercard, Inc. 3.350%, 03/26/30	298,560

	Microsoft Corp.

157,000	4.100%, 02/06/37	210,458

93,000	2.525%, 06/01/50	103,094

250,000	NetApp, Inc. 1.875%, 06/22/25	259,513

250,000	NVIDIA Corp. 3.500%, 04/01/40	300,874

250,000	NXP, BV / NXP Funding, LLC* 4.125%, 06/01/21	256,908

500,000	Oracle Corp. 2.650%, 07/15/26	551,737

250,000	PayPal Holdings, Inc. 2.200%, 09/26/22	259,724

125,000	PTC, Inc.* 3.625%, 02/15/25	129,648

250,000	Visa, Inc. 2.050%, 04/15/30	271,857

		4,420,193

	Materials (0.9%)

200,000	Alcoa Nederland Holding, BV* 6.750%, 09/30/24	208,547

75,000	ArcelorMittal, SA 7.250%, 10/15/39	99,796

250,000	Georgia-Pacific, LLC* 3.600%, 03/01/25	279,659

150,000	Sealed Air Corp.* 4.875%, 12/01/22	158,343

		746,345

	Real Estate (1.6%)

150,000	EPR Properties 4.950%, 04/15/28	147,574

250,000	Equinix, Inc.^ 1.250%, 07/15/25	254,561

PRINCIPAL AMOUNT		VALUE

190,000	Healthpeak Properties, Inc. 3.250%, 07/15/26	$211,967

125,000	Hospitality Properties Trust 3.950%, 01/15/28	103,807

200,000	Realty Income Corp. 3.250%, 01/15/31	224,668

100,000	Service Properties Trust 5.250%, 02/15/26	90,128

150,000	SL Green Operating Partnership, LP 3.250%, 10/15/22	153,382

125,000	Tanger Properties, LP 3.875%, 07/15/27	116,579

		1,302,666

	Utilities (3.8%)

250,000	Alabama Power Company 2.450%, 03/30/22	258,110

150,000	Berkshire Hathaway Energy Company 3.800%, 07/15/48	191,924

250,000	CenterPoint Energy, Inc. 3.850%, 02/01/24	275,266

200,000	Consolidated Edison Company of New York, Inc. 3.350%, 04/01/30	235,173

200,000	DPL, Inc.* 4.125%, 07/01/25	210,862

150,000	DTE Energy Company 2.250%, 11/01/22	155,337

150,000	Duke Energy Carolinas, LLC 3.700%, 12/01/47	191,809

250,000	Exelon Corp. 2.450%, 04/15/21	252,973

250,000	Florida Power & Light Company 2.850%, 04/01/25	275,596

150,000	Northern States Power Co. 3.750%, 12/01/47	192,384

250,000	PPL Capital Funding, Inc. 4.125%, 04/15/30	293,660

150,000	Public Service Electric & Gas Company 3.600%, 12/01/47	191,352

250,000	Southern California Edison Company 3.400%, 06/01/23	267,850

125,000	WEC Energy Group, Inc. 3.100%, 03/08/22	130,117

		3,122,413

	TOTAL CORPORATE BONDS (Cost $38,974,282)	42,083,998

CONVERTIBLE BONDS (0.6%)

	Communication Services (0.5%)

125,000	Sirius XM Radio, Inc.* 3.875%, 08/01/22 (Cost $116,207)	127,606

250,000	Twitter, Inc. 1.000%, 09/15/21 (Cost $244,537)	247,427

		375,033

See accompanying Notes to Schedule of Investments

4

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Consumer Discretionary (0.1%)

100,000	Lennar Corp. 8.375%, 01/15/21	$103,378

	Information Technology (0.0%)

23,000	Dell International, LLC / EMC Corp.* 5.875%, 06/15/21	23,077

	TOTAL CONVERTIBLE BONDS (Cost $483,774)	501,488

BANK LOANS (1.3%) ¡

	Financials (0.4%)

190,485	GLP Financing, LLC‡ 1.664%, 04/28/21 1 mo. LIBOR + 1.50%	190,009

168,664	Level 3 Financing, Inc.‡ 1.911%, 03/01/27 1 mo. LIBOR + 1.75%	163,780

		353,789

	Health Care (0.6%)

278,425	Mallinckrodt International Finance, SA‡ 3.500%, 09/24/24 6 mo. LIBOR + 2.75%	234,122

269,436	Amneal Pharmaceuticals, LLC‡ 3.688%, 05/04/25 1 mo. LIBOR + 3.50%	254,449

		488,571

	Industrials (0.3%)

123,418	Navistar International Corp.‡ 3.690%, 11/06/24 1 mo. LIBOR + 3.50%	119,972

125,000	Berry Global, Inc.‡ 2.188%, 10/01/22 1 mo. LIBOR + 2.00%	123,055

		243,027

	TOTAL BANK LOANS (Cost $1,155,512)	1,085,387

U.S. GOVERNMENT AND AGENCY SECURITIES (36.5%)

	Federal Home Loan Mortgage Corp.

516,870	4.000%, 05/01/49	548,466

276,290	2.500%, 02/01/35	289,895

	Federal National Mortgage Association

2,442,283	2.500%, 04/01/50	2,567,347

2,433,826	3.000%, 04/01/50	2,581,327

2,419,349	3.500%, 04/01/50	2,559,157

780,769	3.000%, 07/01/46	828,180

606,896	3.500%, 02/01/49	640,869

582,647	3.500%, 08/01/47	616,022

580,553	3.500%, 11/01/49	611,366

485,913	4.000%, 06/01/48	515,084

402,519	3.000%, 03/01/47	426,962

312,824	3.000%, 02/01/33	329,167

305,755	4.500%, 04/01/48	328,615

293,580	3.000%, 07/01/49	310,347

270,726	2.500%, 09/01/31	286,928

PRINCIPAL AMOUNT		VALUE

247,469	4.000%, 03/01/47	$264,484

196,913	3.000%, 01/01/35	206,596

	Government National Mortgage Association II Pool

532,357	3.500%, 10/20/47	564,654

379,165	3.000%, 10/20/47	401,150

	United States Treasury Bond

1,500,000	2.000%, 02/15/50^	1,801,875

1,400,000	2.250%, 08/15/49	1,764,328

1,000,000	3.500%, 02/15/39	1,451,484

750,000	2.875%, 11/15/46^	1,040,215

500,000	3.000%, 05/15/47	710,781

300,000	3.000%, 02/15/49	432,656

125,000	2.375%, 11/15/49	161,689

	United States Treasury Inflation Indexed Note

1,039,620	0.500%, 01/15/28	1,165,301

540,685	0.375%, 07/15/25	586,866

	United States Treasury Note

1,250,000	1.125%, 02/28/25	1,303,272

1,100,000	1.125%, 05/15/40	1,129,391

1,000,000	1.125%, 02/28/27	1,049,531

630,000	1.500%, 02/15/30	687,635

500,000	2.875%, 11/30/25	569,453

500,000	2.500%, 02/28/26	561,621

500,000	0.500%, 04/30/27	504,063

400,000	0.625%, 05/15/30^	403,281

125,000	0.250%, 05/31/25^	125,283

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $27,966,258)	30,325,341

ASSET BACKED SECURITIES (5.6%)

570,000	BA Credit Card Trust Series 2017- A2, Class A2 1.840%, 01/17/23	570,266

500,000	Credit Acceptance Auto Loan Trust Series 2018-3A, Class A* 3.550%, 08/15/27	508,549

61,974	Dell Equipment Finance Trust Series 2017-2, Class B* 2.470%, 10/24/22	62,019

250,000	DT Auto Owner Trust Series 2020-1A, Class B* 2.160%, 05/15/24	253,301

56,832	Enterprise Fleet Financing, LLC Series 2018-1, Class A2* 2.870%, 10/20/23	57,186

500,000	Ford Credit Floorplan Master Owner Trust Series 2018-1, Class A1 2.950%, 05/15/23	508,410

192,986	Hertz Fleet Lease Funding, LP Series 2018-1, Class A2* 3.230%, 05/10/32	194,143

380,851	MVW Owner Trust Series 2019- 1A, Class A* 2.890%, 11/20/36	393,317

590,425	OSCAR US Funding Trust IX, LLC Series 2018-2A, Class A3* 3.390%, 09/12/22	595,448

265,650	SoFi Consumer Loan Program Trust Series 2018-4, Class A* 3.540%, 11/26/27	268,006

See accompanying Notes to Schedule of Investments

5

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

163,452	SoFi Professional Loan Program LLC Series 2016-C, Class A2B* 2.360%, 12/27/32	$164,946

457,729	SoFi Professional Loan Program LLC Series 2017-F, Class A2FX* 2.840%, 01/25/41	467,822

100,000	Tesla Auto Lease Trust Series 2020-A* 0.680%, 12/20/23	99,980

500,000	Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A* 2.560%, 11/25/31	533,541

	TOTAL ASSET BACKED SECURITIES (Cost $4,581,457)	4,676,934

RESIDENTIAL MORTGAGE BACKED SECURITIES (1.0%)

250,000	BX Trust Series 2019-OC11, Class A* 3.202%, 12/09/41	265,401

460,000	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 3.350%, 01/25/28	535,465

	TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $716,618)	800,866

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (3.9%)

3,253,133	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.040%*** (Cost $3,253,133)	3,253,133

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.7%)

3,102,344	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $3,102,344)	$3,102,344

	TOTAL INVESTMENTS (103.2%) (Cost $80,233,378)	85,829,491

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.7%)		(3,102,344)

OTHER ASSETS, LESS LIABILITIES (0.5%)		443,412

NET ASSETS (100.0%)		$83,170,559

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2020.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
***	The rate disclosed is the 7 day net yield as of July 31, 2020.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2020.

See accompanying Notes to Schedule of Investments

6

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

FUTURES CONTRACTS

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys 10	U.S. Treasury Note 5-Year	Sep 2020	$1,261,250	$7,162

See accompanying Notes to Schedule of Investments

7

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (82.9%)

	Airlines (1.0%)

2,003	Air Canada Pass Through Trust Series 2013-1, Class B* 5.375%, 11/15/22	$1,800

31,333	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	25,922

115,000	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	119,327

85,000	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	87,919

37,135	Continental Airlines Pass Through Trust Series 2010-1, Class A 4.750%, 07/12/22	36,043

101,653	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	91,112

56,000	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	39,289

		401,412

	Communication Services (12.9%)

200,000	Altice France, SA* 7.375%, 05/01/26	213,420

125,000	Arrow Bidco, LLC* 9.500%, 03/15/24	98,869

70,000	Brink’s Company* 5.500%, 07/15/25	74,533

	CenturyLink, Inc.*

110,000	4.000%, 02/15/27	115,188

45,000	5.125%, 12/15/26^	47,271

170,000	Cincinnati Bell, Inc.* 8.000%, 10/15/25	180,449

115,000	CommScope, Inc.* 5.500%, 03/01/24	119,588

	CSC Holdings, LLC*

315,000	5.750%, 01/15/30	350,033

200,000	5.500%, 05/15/26	209,726

200,000	5.500%, 04/15/27	214,780

195,000	Cumulus Media New Holdings, Inc.* 6.750%, 07/01/26	177,367

75,000	Diamond Sports Group, LLC / Diamond Sports Finance Company* 5.375%, 08/15/26	57,620

562,000	Embarq Corp. 7.995%, 06/01/36	665,964

	Entercom Media Corp.*

138,000	6.500%, 05/01/27^	124,246

84,000	7.250%, 11/01/24	70,370

	Frontier Communications Corp.@

400,000	7.125%, 01/15/23	129,936

80,000	8.500%, 04/01/26*	78,956

50,000	8.000%, 04/01/27*	51,675

25,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 5.250%, 12/01/27	26,697

PRINCIPAL AMOUNT		VALUE

	Hughes Satellite Systems Corp.

67,000	6.625%, 08/01/26	$74,726

30,000	5.250%, 08/01/26	32,983

55,000	iHeartCommunications, Inc. 8.375%, 05/01/27	54,725

	Intelsat Jackson Holdings, SA@

195,000	9.750%, 07/15/25*	130,176

50,000	5.500%, 08/01/23	31,361

100,000	Intelsat, SA@ 7.750%, 06/01/21	6,098

	Netflix, Inc.

80,000	4.875%, 06/15/30*	94,234

45,000	4.875%, 04/15/28	52,389

175,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	175,827

	Sirius XM Radio, Inc.*

125,000	5.500%, 07/01/29	139,377

125,000	4.625%, 07/15/24	131,712

	Sprint Corp.

310,000	7.125%, 06/15/24	362,353

145,000	7.625%, 03/01/26	181,610

80,000	Telecom Italia Capital, SA 6.000%, 09/30/34	97,107

	Telesat Canada / Telesat, LLC*

81,000	4.875%, 06/01/27	82,702

45,000	6.500%, 10/15/27^	46,363

196,000	United States Cellular Corp. 6.700%, 12/15/33	245,274

42,000	Windstream Services, LLC / Windstream Finance Corp.@ 7.750%, 10/01/21	819

24,000	10.500%, 06/30/24*	1,192

		4,947,716

	Consumer Discretionary (13.3%)

46,000	American Axle & Manufacturing, Inc. 6.875%, 07/01/28	47,006

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

72,000	6.625%, 01/15/28	72,664

54,000	9.875%, 04/01/27	58,792

140,000	Boyd Gaming Corp. 6.000%, 08/15/26	141,915

180,000	Caesars Resort Collection, LLC / CRC Finco, Inc.* 5.250%, 10/15/25	162,553

44,000	Carnival Corp.*^ 10.500%, 02/01/26	45,618

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

200,000	5.125%, 05/01/27	212,790

120,000	5.750%, 02/15/26	125,904

55,000	5.000%, 02/01/28	58,440

46,000	4.250%, 02/01/31	48,296

75,000	Cedar Fair, LP^ 5.250%, 07/15/29	71,081

125,000	Century Communities, Inc. 6.750%, 06/01/27	133,895

85,000	5.875%, 07/15/25	88,294

200,000	Dana, Inc. 5.625%, 06/15/28	210,509

	DISH DBS Corp.

77,000	7.750%, 07/01/26^	86,581

25,000	7.375%, 07/01/28*	26,563

See accompanying Notes to Schedule of Investments

1

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	ESH Hospitality, Inc.*

85,000	5.250%, 05/01/25	$86,906

50,000	4.625%, 10/01/27	48,219

	Expedia Group, Inc.*

55,000	7.000%, 05/01/25	59,362

33,000	6.250%, 05/01/25	36,117

55,000	Ford Motor Company 8.500%, 04/21/23	61,092

	Ford Motor Credit Company, LLC

200,000	4.389%, 01/08/26	205,608

200,000	3.664%, 09/08/24	201,810

100,000	G-III Apparel Group, Ltd.* 7.875%, 08/15/25	100,890

23,000	Gap, Inc.*^ 8.875%, 05/15/27	25,784

200,000	goeasy, Ltd.* 5.375%, 12/01/24	207,624

175,000	Guitar Center, Inc.* 9.500%, 10/15/21	123,659

25,000	Installed Building Products, Inc.* 5.750%, 02/01/28	26,574

200,000	International Game Technology, PLC* 6.250%, 01/15/27	213,204

	L Brands, Inc.

137,000	6.875%, 11/01/35	131,419

47,000	9.375%, 07/01/25*	52,448

23,000	6.875%, 07/01/25*	24,795

23,000	6.694%, 01/15/27	22,389

135,000	Lennar Corp. 5.250%, 06/01/26	151,388

	M/I Homes, Inc.

170,000	5.625%, 08/01/25	176,518

70,000	4.950%, 02/01/28	72,300

108,000	Macy’s Retail Holdings, LLC 3.875%, 01/15/22	101,609

45,000	Macy’s, Inc.* 8.375%, 06/15/25	47,117

	Mattel, Inc.*

125,000	5.875%, 12/15/27	134,586

115,000	6.750%, 12/31/25^	122,968

200,000	Mclaren Finance, PLC* 5.750%, 08/01/22	164,220

110,000	Meredith Corp.* 6.500%, 07/01/25	112,478

	Newell Brands, Inc.

92,000	4.700%, 04/01/26	99,848

23,000	4.875%, 06/01/25	25,042

154,000	Rite Aid Corp.* 8.000%, 11/15/26	158,990

	Royal Caribbean Cruises, Ltd.*^

45,000	11.500%, 06/01/25	49,635

23,000	10.875%, 06/01/23	24,284

125,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	114,069

75,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	84,295

125,000	Twin River Worldwide Holdings, Inc.* 6.750%, 06/01/27	121,729

44,202	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	35,530

23,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	25,077

PRINCIPAL AMOUNT		VALUE

105,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	$85,711

		5,126,195

	Consumer Staples (3.4%)

75,000	Dean Foods Company*@ 6.500%, 03/15/23	1,648

45,000	Edgewell Personal Care Company* 5.500%, 06/01/28	48,780

85,000	Energizer Holdings, Inc.* 6.375%, 07/15/26	90,851

70,000	Fresh Market, Inc.* 9.750%, 05/01/23	57,448

	JBS USA LUX, SA / JBS USA Finance, Inc.*

135,000	5.875%, 07/15/24	137,889

105,000	6.750%, 02/15/28	117,529

42,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.* 6.500%, 04/15/29	47,641

	Kraft Heinz Foods Company*

23,000	4.250%, 03/01/31	25,394

23,000	3.875%, 05/15/27	24,813

	New Albertson’s, Inc.

63,000	7.750%, 06/15/26	70,370

27,000	8.000%, 05/01/31	30,628

	Pilgrim’s Pride Corp.*

145,000	5.875%, 09/30/27	153,817

60,000	5.750%, 03/15/25	61,817

	Post Holdings, Inc.*

110,000	5.750%, 03/01/27	117,306

35,000	5.500%, 12/15/29	38,455

30,000	5.625%, 01/15/28	32,859

104,000	Simmons Foods, Inc.* 7.750%, 01/15/24	109,705

131,000	Vector Group, Ltd.* 6.125%, 02/01/25	130,238

		1,297,188

	Energy (7.7%)

45,000	Apache Corp. 5.100%, 09/01/40	43,822

82,000	Bruin E&P Partners, LLC*@ 8.875%, 08/01/23	174

	Buckeye Partners, LP

75,000	3.950%, 12/01/26^	75,249

50,000	5.850%, 11/15/43	46,081

52,000	Calfrac Holdings, LP* 8.500%, 06/15/26	5,626

215,000	California Resources Corp.*@ 8.000%, 12/15/22	4,965

85,000	ChampionX Corp. 6.375%, 05/01/26	79,796

145,000	Chaparral Energy, Inc.* 8.750%, 07/15/23	14,455

110,000	Cheniere Energy Partners, LP 5.625%, 10/01/26	116,423

74,000	Chesapeake Energy Corp.*@ 11.500%, 01/01/25	7,014

	Continental Resources, Inc.

90,000	3.800%, 06/01/24	87,327

70,000	4.375%, 01/15/28	65,476

See accompanying Notes to Schedule of Investments

2

High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

125,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	$96,301

	Denbury Resources, Inc.@

129,000	7.750%, 02/15/24*	54,877

45,000	9.250%, 03/31/22*	19,153

33,000	5.500%, 05/01/22	665

75,000	Diamond Offshore Drilling, Inc.@ 7.875%, 08/15/25	8,313

220,000	Energy Transfer Operating, LP‡ 3.269%, 11/01/66 3 mo. USD LIBOR + 3.02%	109,107

	EnLink Midstream Partners, LP‡

120,000	6.000%, 12/15/22 3 mo. USD LIBOR + 4.11%	45,905

100,000	4.850%, 07/15/26	77,733

	EP Energy, LLC / Everest Acquisition Finance, Inc.*@

100,000	9.375%, 05/01/24	78

60,000	7.750%, 05/15/26	16,243

	EQT Corp.

75,000	8.750%, 02/01/30	87,023

40,000	7.875%, 02/01/25^	43,993

117,000	Genesis Energy, LP / Genesis Energy Finance Corp. 6.250%, 05/15/26	110,179

	Gulfport Energy Corp.

130,000	6.375%, 05/15/25	64,392

100,000	6.000%, 10/15/24	52,870

24,000	Hess Midstream Operations, LP* 5.125%, 06/15/28	24,449

24,000	Holly Energy Partners, LP / Holly Energy Finance Corp.* 5.000%, 02/01/28	23,685

76,000	Laredo Petroleum, Inc.^ 10.125%, 01/15/28	53,890

183,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	27,347

135,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	130,238

	Moss Creek Resources Holdings, Inc.*

50,000	7.500%, 01/15/26	28,570

45,000	10.500%, 05/15/27	27,905

50,000	Murphy Oil Corp. 5.875%, 12/01/27	46,053

45,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	20,753

65,000	Oasis Petroleum, Inc.* 6.250%, 05/01/26	11,816

	Occidental Petroleum Corp.

250,000	4.300%, 08/15/39	203,203

183,000	2.900%, 08/15/24	172,587

183,000	2.700%, 08/15/22	177,243

82,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	70,420

75,000	Parkland Fuel Corp.* 5.875%, 07/15/27	79,846

40,000	Parsley Energy, LLC / Parsley Finance Corp.* 5.250%, 08/15/25	41,095

PRINCIPAL AMOUNT		VALUE

100,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	$70,106

100,000	SESI, LLC 7.750%, 09/15/24	34,929

34,000	SM Energy Company* 10.000%, 01/15/25	33,618

70,000	Transocean, Inc.* 7.500%, 01/15/26	34,311

45,000	8.000%, 02/01/27	22,030

150,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.* 8.750%, 04/15/23	87,185

50,000	Viper Energy Partners, LP* 5.375%, 11/01/27	52,033

140,000	W&T Offshore, Inc.* 9.750%, 11/01/23	93,416

47,000	Weatherford International, Ltd.*^ 11.000%, 12/01/24	34,043

95,000	Whiting Petroleum Corp.@ 6.625%, 01/15/26	17,724

23,000	WPX Energy, Inc.^ 5.875%, 06/15/28	23,509

		2,975,244

	Financials (15.0%)

337,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	340,584

48,000	AG Issuer, LLC* 6.250%, 03/01/28	48,659

205,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27	217,781

160,000	Ally Financial, Inc. 8.000%, 11/01/31	221,553

205,000	Amwins Group, Inc.* 7.750%, 07/01/26	225,898

215,000	AssuredPartners, Inc.* 7.000%, 08/15/25	219,554

	Aviation Capital Group, LLC*

78,000	3.500%, 11/01/27	70,066

46,000	3.875%, 05/01/23	45,172

25,000	6.750%, 04/06/21	25,513

70,000	Bank of America Corp.‡ 4.300%, 01/28/25 3 mo. USD LIBOR + 2.66%	66,311

230,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC* 5.750%, 05/15/26	190,831

	Credit Acceptance Corp.

130,000	6.625%, 03/15/26	136,968

89,000	5.125%, 12/31/24*	90,637

29,000	Cushman & Wakefield US Borrower, LLC* 6.750%, 05/15/28	31,091

125,000	Donnelley Financial Solutions, Inc.^ 8.250%, 10/15/24	126,821

82,000	Global Aircraft Leasing Company, Ltd.* 6.500%, 09/15/24 7.250% PIK rate	51,149

See accompanying Notes to Schedule of Investments

3

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

156,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	$158,595

	HAT Holdings I, LLC / HAT Holdings II, LLC*

75,000	5.250%, 07/15/24	78,262

18,000	6.000%, 04/15/25	19,389

420,000	HUB International, Ltd.* 7.000%, 05/01/26	440,273

115,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 5.250%, 05/15/27	121,235

160,000	ILFC E-Capital Trust II*‡ 3.270%, 12/21/65 3 mo. USD LIBOR + 1.80%	82,782

230,000	Iron Mountain, Inc.* 5.250%, 03/15/28	241,907

	Jefferies Finance, LLC / JFIN Co- Issuer Corp.*

275,000	7.250%, 08/15/24	254,408

200,000	6.250%, 06/03/26	202,867

	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*

207,000	5.250%, 10/01/25	188,813

25,000	4.250%, 02/01/27	21,150

217,000	LPL Holdings, Inc.* 5.750%, 09/15/25	226,662

193,000	MetLife, Inc. 6.400%, 12/15/66	238,490

	Navient Corp.

217,000	5.000%, 03/15/27	208,047

100,000	6.750%, 06/25/25^	104,760

	OneMain Finance Corp.

185,000	6.875%, 03/15/25	207,129

140,000	7.125%, 03/15/26	164,508

35,000	8.875%, 06/01/25	39,624

25,000	6.625%, 01/15/28	28,666

55,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 7.500%, 06/01/25	58,593

125,000	Radian Group, Inc. 4.875%, 03/15/27	121,896

150,000	Starwood Property Trust, Inc. 4.750%, 03/15/25	144,919

44,000	StoneX Group, Inc.* 8.625%, 06/15/25	47,258

45,000	Tronox Finance, PLC* 5.750%, 10/01/25	44,974

	VICI Properties, LP / VICI Note Company, Inc.*

96,000	3.750%, 02/15/27	96,848

56,000	4.625%, 12/01/29	58,973

48,000	4.125%, 08/15/30	48,632

		5,758,248

	Health Care (8.0%)

180,000	Acadia Healthcare Company, Inc. 6.500%, 03/01/24	186,077

295,000	Bausch Health Americas, Inc.* 8.500%, 01/31/27	330,241

100,000	Centene Corp. 4.250%, 12/15/27	106,778

PRINCIPAL AMOUNT		VALUE

	CHS/Community Health Systems, Inc.

388,000	8.125%, 06/30/24*^	$248,304

110,000	8.000%, 03/15/26*	112,724

75,000	6.250%, 03/31/23	75,954

115,000	DaVita, Inc.* 4.625%, 06/01/30	122,713

	Encompass Health Corp.

45,000	4.750%, 02/01/30	47,669

45,000	4.500%, 02/01/28	47,608

130,000	HCA, Inc. 7.500%, 11/06/33	175,340

80,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 5.625%, 10/15/23	12,986

107,000	Team Health Holdings, Inc.* 6.375%, 02/01/25	63,013

	Tenet Healthcare Corp.

220,000	6.250%, 02/01/27*	233,978

140,000	4.625%, 07/15/24	143,360

130,000	6.875%, 11/15/31	125,267

125,000	4.875%, 01/01/26*	130,856

145,000	Teva Pharmaceutical Finance Company, BV 2.950%, 12/18/22	143,771

	Teva Pharmaceutical Finance Netherlands III, BV

325,000	2.800%, 07/21/23	316,098

200,000	6.000%, 04/15/24	211,914

240,000	West Street Merger Sub, Inc.* 6.375%, 09/01/25	243,797

		3,078,448

	Industrials (14.2%)

115,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	115,089

200,000	ACCO Brands Corp.*^ 5.250%, 12/15/24	205,674

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC

125,000	5.750%, 03/15/25	129,451

120,000	4.625%, 01/15/27*	127,734

73,000	4.875%, 02/15/30*	78,860

	Allison Transmission, Inc.*

175,000	4.750%, 10/01/27	182,280

25,000	5.875%, 06/01/29	27,674

	American Airlines Group, Inc.*

100,000	5.000%, 06/01/22	55,959

75,000	3.750%, 03/01/25^	33,375

225,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	230,385

40,000	Avolon Holdings Funding, Ltd.*

	2.875%, 02/15/25	34,424

150,000	Beacon Roofing Supply, Inc.*^ 4.875%, 11/01/25	147,296

	Cascades, Inc. /Cascades USA, Inc.*

75,000	5.125%, 01/15/26	77,699

50,000	5.375%, 01/15/28	52,097

	Colt Merger Sub, Inc.*

46,000	8.125%, 07/01/27	47,035

46,000	6.250%, 07/01/25	48,237

See accompanying Notes to Schedule of Investments

4

High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Covanta Holding Corp.

160,000	5.875%, 03/01/24	$164,335

45,000	5.875%, 07/01/25	47,086

	Delta Air Lines, Inc.

23,000	7.375%, 01/15/26	22,838

23,000	3.800%, 04/19/23	21,489

45,000	EnerSys* 4.375%, 12/15/27	45,592

245,000	Fly Leasing, Ltd. 5.250%, 10/15/24	199,742

	Golden Nugget, Inc.*

155,000	8.750%, 10/01/25^	81,384

135,000	6.750%, 10/15/24	94,081

52,000	GPC Merger Sub, Inc.* 7.125%, 08/15/28	54,210

50,000	Granite US Holdings Corp.*^ 11.000%, 10/01/27	48,210

60,000	Graphic Packaging International, LLC* 4.750%, 07/15/27	65,255

155,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	160,891

165,000	H&E Equipment Services, Inc. 5.625%, 09/01/25	171,820

125,000	Herc Holdings, Inc.* 5.500%, 07/15/27	132,697

	Howmet Aerospace, Inc.

115,000	5.125%, 10/01/24^	123,688

40,000	6.875%, 05/01/25	45,375

150,000	Jeld-Wen, Inc.* 4.625%, 12/15/25	152,359

47,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	50,822

46,000	MasTec, Inc.* 4.500%, 08/15/28	48,112

205,000	Meritor, Inc. 6.250%, 02/15/24	210,283

60,000	Moog, Inc.* 4.250%, 12/15/27	61,297

120,000	Nationstar Mortgage Holdings, Inc.* 6.000%, 01/15/27	124,003

	Navistar International Corp.*

80,000	6.625%, 11/01/25	82,106

45,000	9.500%, 05/01/25	51,446

95,000	Novelis Corp.* 4.750%, 01/30/30	99,367

175,000	Park-Ohio Industries, Inc. 6.625%, 04/15/27	154,087

50,000	Patrick Industries, Inc.* 7.500%, 10/15/27	53,398

23,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	24,573

80,000	Scientific Games International, Inc.* 5.000%, 10/15/25	79,508

	Standard Industries, Inc.*

45,000	5.000%, 02/15/27	48,207

23,000	4.375%, 07/15/30	24,875

	Station Casinos, LLC*

145,000	4.500%, 02/15/28^	129,979

124,000	5.000%, 10/01/25	117,649

105,000	Tennant Company 5.625%, 05/01/25	109,111

195,000	TransDigm, Inc. 7.500%, 03/15/27	199,225

PRINCIPAL AMOUNT		VALUE

125,000	6.250%, 03/15/26*	$132,041

	United Rentals North America, Inc.

55,000	6.500%, 12/15/26	61,115

35,000	5.875%, 09/15/26	37,437

22,000	3.875%, 02/15/31	22,000

75,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	76,885

	WESCO Distribution, Inc.*

47,000	7.125%, 06/15/25	51,695

25,000	7.250%, 06/15/28	27,356

23,000	WR Grace & Co-Conn* 4.875%, 06/15/27	24,523

115,000	XPO Logistics, Inc.* 6.750%, 08/15/24	123,767

		5,449,188

	Information Technology (1.8%)

50,000	CDK Global, Inc.* 5.250%, 05/15/29	54,780

130,000	CommScope Technologies, LLC* 6.000%, 06/15/25	133,049

	Dell International, LLC / EMC Corp.*

70,000	6.100%, 07/15/27	82,800

40,000	5.850%, 07/15/25	46,781

48,000	Fair Isaac Corp.* 4.000%, 06/15/28	50,258

75,000	MTS Systems Corp.* 5.750%, 08/15/27	73,029

72,000	Open Text Corp.* 3.875%, 02/15/28	75,286

66,000	PTC, Inc.* 4.000%, 02/15/28	69,382

150,000	Vericast Corp.*^ 8.375%, 08/15/22	121,520

		706,885

	Materials (3.5%)

47,000	Allegheny Technologies, Inc.^ 5.875%, 12/01/27	44,752

75,000	ArcelorMittal, SA 7.250%, 10/15/39	99,797

	Freeport-McMoRan, Inc.

65,000	5.000%, 09/01/27	69,374

48,000	5.450%, 03/15/43	53,465

45,000	5.400%, 11/14/34	50,625

200,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	201,465

85,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	89,855

	Kaiser Aluminum Corp.*

75,000	4.625%, 03/01/28	74,682

40,000	6.500%, 05/01/25	42,598

25,000	Mineral Resources, Ltd.* 8.125%, 05/01/27	27,661

	New Gold, Inc.*

90,000	6.375%, 05/15/25	93,593

23,000	7.500%, 07/15/27	25,016

25,000	Norbord, Inc.* 5.750%, 07/15/27	26,652

45,000	Owens-Brockway Glass Container, Inc.* 6.625%, 05/13/27	49,159

See accompanying Notes to Schedule of Investments

5

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	PBF Holding Company, LLC / PBF Finance Corp.

205,000	7.250%, 06/15/25	$185,217

23,000	9.250%, 05/15/25*	25,760

110,000	Silgan Holdings, Inc. 4.125%, 02/01/28	113,039

75,000	Univar Solutions USA, Inc.*

	5.125%, 12/01/27	79,332

		1,352,042

	Real Estate (1.0%)

130,000	CBL & Associates, LP 5.250%, 12/01/23	31,196

	Forestar Group, Inc.*

125,000	8.000%, 04/15/24	134,851

67,000	5.000%, 03/01/28	66,905

	Service Properties Trust

125,000	4.350%, 10/01/24	112,218

45,000	5.250%, 02/15/26	40,557

		385,727

	Utilities (1.1%)

72,000	Calpine Corp.* 4.500%, 02/15/28	75,268

179,000	PPL Capital Funding, Inc.‡ 2.973%, 03/30/67 3 mo. USD LIBOR + 2.67%	135,566

	Talen Energy Supply, LLC*

55,000	10.500%, 01/15/26	42,709

25,000	7.250%, 05/15/27	26,020

150,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	165,089

		444,652

	TOTAL CORPORATE BONDS (Cost $33,748,819)	31,922,945

CONVERTIBLE BONDS (1.3%)

	Consumer Discretionary (0.9%)

244,000	DISH Network Corp. 2.375%, 03/15/24	224,469

	Liberty Interactive, LLC

120,000	4.000%, 11/15/29	85,502

60,000	3.750%, 02/15/30	42,675

		352,646

	Energy (0.0%)

47,000	Denbury Resources, Inc.*@ 6.375%, 12/31/24	6,433

	Financials (0.4%)

125,000	Prospect Capital Corp. 4.950%, 07/15/22	126,522

	TOTAL CONVERTIBLE BONDS (Cost $562,313)	485,601

BANK LOANS (11.6%) ¡

	Communication Services (2.0%)

124,063	Clear Channel Outdoor Holdings, Inc.‡

	3.761%, 08/21/26

	3 mo. LIBOR + 3.50%	110,894

PRINCIPAL AMOUNT		VALUE

124,043	Frontier Communications Corp.‡ 3.918%, 06/15/24 1 mo. LIBOR + 3.75%	$122,493

94,525	iHeartCommunications, Inc.‡ 3.161%, 05/01/26 1 mo. LIBOR + 3.00%	88,749

233,900	Intelsat Jackson Holdings, SA 8.625%, 01/02/24	236,614

125,000	Intelsat Jackson Holdings, SA‡ 8.750%, 01/02/24 3 mo. PRIME + 5.50%	126,267

70,000	Parexel International Corp.‡ 2.911%, 09/27/24 1 mo. LIBOR + 2.75%	67,475

30,583	Townsquare Media, Inc.‡ 4.000%, 04/01/22 3 mo. LIBOR + 3.00%	29,219

		781,711

	Consumer Discretionary (1.9%)

98,866	Michaels Stores, Inc.‡ 3.534%, 01/30/23 3 mo. LIBOR + 2.50%	94,602

270,080	PetSmart, Inc.‡ 5.000%, 03/11/22 3 mo. LIBOR + 4.00%	269,406

128,684	Staples, Inc.‡ 5.687%, 04/16/26 3 mo. LIBOR + 5.00%	111,446

243,019	Weight Watchers International, Inc.‡ 5.500%, 11/29/24 1 mo. LIBOR + 4.75%	241,987

		717,441

	Energy (0.6%)

100,000	Epic Crude Services, LP‡ 5.370%, 03/02/26 3 mo. LIBOR + 5.00%	79,333

24,112	McDermott Technology Americas, Inc.‡ 4.167%, 06/30/25 1 mo. LIBOR + 4.00%	19,490

1,683	McDermott Technology Americas, Inc.‡ 3.167%, 06/30/24 1 mo. LIBOR + 3.00%	1,515

121,711	Par Pacific Holdings, Inc.‡ 7.020%, 01/12/26 3 mo. LIBOR + 6.75%	107,714

		208,052

	Financials (0.5%)

129,675	Connect Finco Sarl‡ 5.500%, 12/11/26 1 mo. LIBOR + 4.50%	126,704

76,194	GLP Financing, LLC‡ 1.664%, 04/28/21 1 mo. LIBOR + 1.50%	76,003

		202,707

	Health Care (3.3%)

269,436	Amneal Pharmaceuticals, LLC‡ 3.688%, 05/04/25 1 mo. LIBOR + 3.50%	254,449

See accompanying Notes to Schedule of Investments

6

High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

164,154	Endo International, PLC‡ 5.000%, 04/29/24 3 mo. LIBOR + 4.25%	$157,709

167,375	Gentiva Health Services, Inc.‡ 3.438%, 07/02/25 1 mo. LIBOR + 3.25%	165,387

255,223	Mallinckrodt International Finance, SA‡ 3.500%, 09/24/24 6 mo. LIBOR + 2.75%	214,612

261,938	Ortho Clinical Diagnostics, SA‡ 3.416%, 06/30/25 1 mo. LIBOR + 3.25%	255,389

268,073	Team Health Holdings, Inc.‡ 3.750%, 02/06/24 1 mo. LIBOR + 2.75%	213,956

		1,261,502

	Industrials (1.9%)

198,000	Berry Global, Inc.‡ 2.188%, 07/01/26 1 mo. LIBOR + 2.00%	192,524

97,500	BW Gas & Convenience Holdings, LLC‡ 6.430%, 11/18/24 1 mo. LIBOR + 6.25%	96,281

94,763	Dun & Bradstreet Corp.‡ 3.922%, 02/06/26 1 mo. LIBOR + 3.75%	94,476

99,250	Granite US Holdings Corp.‡ 6.322%, 09/30/26 3 mo. LIBOR + 5.25%	87,588

123,418	Navistar International Corp.‡ 3.690%, 11/06/24 1 mo. LIBOR + 3.50%	119,972

154,211	Scientific Games International, Inc.‡ 3.473%, 08/14/24 6 mo. LIBOR + 2.75%	140,911

		731,752

	Information Technology (1.2%)

246,250	BMC Software Finance, Inc.‡ 4.411%, 10/02/25 1 mo. LIBOR + 4.25%	238,342

124,375	Camelot U.S. Acquisition 1 Company‡ 3.161%, 10/30/26 1 mo. LIBOR + 3.00%	122,121

109,668	VFH Parent, LLC‡ 3.178%, 03/01/26 1 mo. LIBOR + 3.00%	108,914

		469,377

	Materials (0.2%)

79,800	Innophos, Inc.‡ 3.911%, 02/04/27 1 mo. LIBOR + 3.75%	79,102

	TOTAL BANK LOANS (Cost $4,708,809)	4,451,644

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (0.7%)

	Energy (0.7%)

6,130	NuStar Energy, LP‡ 7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	$107,214

3,692	8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	70,997

4,185	NuStar Logistics, LP‡ 7.009%, 01/15/43 3 mo. USD LIBOR + 6.73%	84,286

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $362,419)	262,497

COMMON STOCKS (1.0%)

	Communication Services (0.0%)

1,527	Cumulus Media, Inc. - Class A#	6,001

	Energy (1.0%)

215	Chevron Corp.	18,047

6,100	Energy Transfer, LP	39,955

4,645	Enterprise Products Partners, LP	81,752

1,525	GasLog, Ltd.^	4,453

1,840	Magellan Midstream Partners, LP	74,502

12,887	Mcdermott International, Ltd.#	45,749

790	Schlumberger, Ltd.	14,331

2,675	Targa Resources Corp.	48,899

4,769	Tidewater, Inc.#	29,663

5,504	Transocean, Ltd.^#	11,228

1,565	Weatherford International, PLC#	2,707

965	Williams Companies, Inc.	18,461

		389,747

	TOTAL COMMON STOCKS (Cost $1,066,168)	395,748

WARRANTS (0.0%) #

	Energy (0.0%)

4,950	Mcdermott International, Ltd. 05/01/24, Strike $15.98	1

4,455	Mcdermott International, Ltd. 05/01/24, Strike $12.33	—

	TOTAL WARRANTS (Cost $1,910)	1

SHORT TERM INVESTMENT (1.8%)

697,359	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.040%*** (Cost $697,359)	697,359

See accompanying Notes to Schedule of Investments

7

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (5.8%)
2,238,549	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $2,238,549)	$2,238,549

TOTAL INVESTMENTS (105.1%) (Cost $43,386,346)		40,454,344

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-5.8%)		(2,238,549)

OTHER ASSETS, LESS LIABILITIES (0.7%)		263,878

NET ASSETS (100.0%)		$38,479,673

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2020.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2020.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2020.

See accompanying Notes to Schedule of Investments

8

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (71.3%)

	Airlines (1.5%)

430,546	Air Canada Pass Through Trust Series 2013-1, Class B* 5.375%, 11/15/22	$386,902

198,776	Air Canada Pass Through Trust Series 2015-1, Class B* 3.875%, 09/15/24	167,843

430,519	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	356,175

425,000	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	439,594

308,089	British Airways Pass Through Trust Series 2013-1, Class A* 4.625%, 12/20/25	294,473

130,778	Continental Airlines Pass Through Trust Series 2012-2, Class B 5.500%, 04/29/22	129,197

322,398	Southwest Airlines Company Pass Through Trust Series 2007-1 6.650%, 08/01/22	326,249

417,637	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	367,408

290,438	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	260,321

		2,728,162

	Communication Services (3.0%)

500,000	Activision Blizzard, Inc. 2.300%, 09/15/21	509,757

300,000	Ashtead Capital, Inc.* 4.125%, 08/15/25	308,633

223,000	Charter Communications Operating, LLC / Charter Communications Operating Capital 4.464%, 07/23/22	237,657

	Crown Castle Towers, LLC*

690,000	3.222%, 05/15/42	700,854

300,000	3.720%, 07/15/43	311,622

250,000	CSC Holdings, LLC* 6.625%, 10/15/25	261,736

500,000	Electronic Arts, Inc. 3.700%, 03/01/21	508,450

500,000	Hughes Satellite Systems Corp. 7.625%, 06/15/21	527,735

	Netflix, Inc.

250,000	5.500%, 02/15/22	265,785

250,000	5.375%, 02/01/21	255,871

250,000	Qwest Corp. 6.750%, 12/01/21	267,100

220,000	SBA Communications Corp. 4.000%, 10/01/22	223,300

500,000	Sirius XM Radio, Inc.* 3.875%, 08/01/22	510,422

PRINCIPAL AMOUNT		VALUE

156,250	Sprint Spectrum Company, LLC / Sprint Spectrum Company II, LLC / Sprint Spectrum Company III, LLC* 3.360%, 03/20/23	$158,486

250,000	T-Mobile USA, Inc. 4.000%, 04/15/22	261,116

		5,308,524

	Consumer Discretionary (8.9%)

	American Honda Finance Corp.

500,000	2.200%, 06/27/22	517,382

250,000	3.150%, 01/08/21	252,979

	BMW US Capital, LLC*

250,000	2.950%, 04/14/22^	259,959

250,000	2.000%, 04/11/21	252,290

500,000	Cargill, Inc.* 3.250%, 11/15/21	518,365

59,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 5.875%, 04/01/24	61,108

250,000	D.R. Horton, Inc. 2.550%, 12/01/20	251,568

	Daimler Finance North America, LLC*

500,000	3.000%, 02/22/21	506,393

250,000	3.400%, 02/22/22	259,788

505,482	Delta Air Lines Pass Through Trust Series 2007-1, Class A 6.821%, 02/10/24	490,902

222,251	Delta Air Lines Pass Through Trust Series 2007-1, Class B 8.021%, 02/10/24	215,399

	Expedia Group, Inc.

752,000	5.950%, 08/15/20	753,030

250,000	7.000%, 05/01/25*	269,829

	Ford Motor Credit Company, LLC

750,000	3.339%, 03/28/22	754,691

250,000	3.350%, 11/01/22	252,188

250,000	General Motors Company 5.400%, 10/02/23	276,014

400,000	General Motors Financial Company, Inc. 3.200%, 07/06/21	406,586

300,000	Hanesbrands, Inc.* 5.375%, 05/15/25	322,899

500,000	Harley-Davidson Financial Services, Inc.* 3.550%, 05/21/21	507,717

	Hasbro, Inc.

500,000	2.600%, 11/19/22	517,875

250,000	3.150%, 05/15/21^	253,393

144,000	International Game Technology, PLC* 6.250%, 02/15/22	150,805

	Lennar Corp.

500,000	4.750%, 11/15/22	527,745

250,000	6.250%, 12/15/21	260,246

150,000	8.375%, 01/15/21	155,067

500,000	Marriott International, Inc.‡ 0.968%, 03/08/21 3 mo. USD LIBOR + 0.65%	494,888

250,000	0.950%, 12/01/20 3 mo. USD LIBOR + 0.60%	249,005

See accompanying Notes to Schedule of Investments

1

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

250,000	MGM Resorts International 6.000%, 03/15/23	$262,555

500,000	Newell Brands, Inc. 4.350%, 04/01/23	532,507

500,000	Panasonic Corp.* 2.536%, 07/19/22	515,927

500,000	Penske Automotive Group, Inc. 3.750%, 08/15/20	500,323

500,000	Penske Truck Leasing Company, LP / PTL Finance Corp.* 3.650%, 07/29/21	513,437

525,000	PulteGroup, Inc.^ 4.250%, 03/01/21	533,056

500,000	Service Corp. International 8.000%, 11/15/21	534,745

250,000	Starbucks Corp. 1.300%, 05/07/22	253,785

250,000	Target Corp. 2.250%, 04/15/25	269,344

605,000	Taylor Morrison Communities, Inc.* 5.875%, 04/15/23	638,886

355,000	Toll Brothers Finance Corp. 5.875%, 02/15/22	373,458

500,000	Toyota Motor Corp. 2.157%, 07/02/22	516,537

250,000	Toyota Motor Credit Corp.^ 2.650%, 04/12/22	259,791

515,469	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	414,344

		15,856,806

	Consumer Staples (2.4%)

133,000	Anheuser-Busch InBev Worldwide, Inc. 2.500%, 07/15/22	138,715

250,000	Archer-Daniels-Midland Company 3.375%, 03/15/22	261,586

100,000	Conagra Brands, Inc.‡ 0.768%, 10/09/20 3 mo. USD LIBOR + 0.50%	99,849

516,000	General Mills, Inc.^ 3.200%, 04/16/21	526,983

375,000	JBS USA LUX, SA / JBS USA Finance, Inc.* 5.875%, 07/15/24	383,025

653,000	Land O’Lakes, Inc.* 6.000%, 11/15/22	696,023

350,000	McCormick & Company, Inc. 2.700%, 08/15/22	365,144

	Mondelez International Holdings Netherlands, BV*

500,000	2.000%, 10/28/21	508,875

250,000	2.125%, 09/19/22	258,785

250,000	PepsiCo, Inc. 2.250%, 03/19/25	269,578

685,000	WM Wrigley Jr. Company* 3.375%, 10/21/20	688,939

		4,197,502

	Energy (2.9%)

750,000	Baltimore Gas & Electric Company 2.800%, 08/15/22	779,925

PRINCIPAL AMOUNT		VALUE

300,000	CenterPoint Energy Houston Electric, LLC 1.850%, 06/01/21	$303,524

500,000	DCP Midstream Operating, LP* 4.750%, 09/30/21	509,333

	Enterprise Products Operating, LLC

250,000	3.500%, 02/01/22	260,813

125,000	2.850%, 04/15/21	126,829

500,000	Halliburton Company 3.250%, 11/15/21	512,492

1,000,000	Occidental Petroleum Corp. 2.700%, 08/15/22	968,540

250,000	ONEOK, Inc. 2.750%, 09/01/24	254,238

500,000	Phillips 66 4.300%, 04/01/22	530,737

500,000	Saudi Arabian Oil Company* 2.750%, 04/16/22	514,162

500,000	TransCanada PipeLines, Ltd. 3.800%, 10/01/20	502,625

		5,263,218

	Financials (29.0%)

	AerCap Ireland Capital DAC / AerCap Global Aviation Trust

500,000	2.875%, 08/14/24	476,758

150,000	4.450%, 12/16/21	153,080

355,000	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 4.625%, 10/30/20	357,904

250,000	AIG Global Funding* 2.300%, 07/01/22	258,531

	Ally Financial, Inc.

500,000	4.125%, 02/13/22	519,490

250,000	4.250%, 04/15/21	254,818

250,000	3.050%, 06/05/23	258,851

	American Express Company

250,000	3.700%, 11/05/21	259,733

250,000	3.000%, 02/22/21	253,141

250,000	2.750%, 05/20/22	260,345

	American International Group, Inc.

500,000	3.300%, 03/01/21	507,265

250,000	4.875%, 06/01/22	269,918

750,000	Ameriprise Financial, Inc. 3.000%, 03/22/22	780,915

500,000	Aon Corp. 2.200%, 11/15/22	519,165

680,000	Ares Capital Corp. 3.500%, 02/10/23	690,431

1,000,000	Asian Development Bank 1.625%, 03/16/21	1,008,910

	Aviation Capital Group, LLC*

750,000	2.875%, 01/20/22	738,161

250,000	6.750%, 04/06/21	255,128

250,000	Bank of America Corp.‡ 2.456%, 10/22/25 3 mo. USD LIBOR + 0.87%	265,263

	Bank of Montreal

500,000	2.900%, 03/26/22	521,462

500,000	2.050%, 11/01/22	518,635

500,000	Bank of New York Mellon Corp. 1.950%, 08/23/22	516,690

	Bank of Nova Scotia

500,000	2.375%, 01/18/23	523,057

250,000	1.950%, 02/01/23	258,875

See accompanying Notes to Schedule of Investments

2

Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

400,000	BP Capital Markets, PLC 3.561%, 11/01/21	$415,712

	Buffalo State College Foundation Housing Corp.

450,000	2.100%, 11/01/22	460,242

400,000	2.000%, 11/01/21	406,417

500,000	Capital One Financial Corp. 2.600%, 05/11/23	524,922

500,000	Capital One N.A. 2.150%, 09/06/22	515,047

	Caterpillar Financial Services Corp.

400,000	3.350%, 12/07/20	404,298

250,000	2.950%, 02/26/22	260,108

	Citigroup, Inc.‡

500,000	1.678%, 05/15/24 SOFR + 1.67%	514,432

250,000	2.312%, 11/04/22 SOFR + 0.87%	255,219

250,000	Citizens Bank, N.A. 3.250%, 02/14/22	259,735

475,000	Credit Acceptance Corp.* 5.125%, 12/31/24	483,738

500,000	Credit Suisse AG/New York NY 1.000%, 05/05/23	505,623

750,000	Danske Bank, A/S*‡ 3.001%, 09/20/22 3 mo. USD LIBOR + 1.25%	765,229

250,000	Discover Bank 2.450%, 09/12/24	264,913

500,000	ERP Operating, LP 4.625%, 12/15/21	523,042

500,000	Essex Portfolio, LP^ 3.625%, 08/15/22	525,025

500,000	Fifth Third Bancorp 4.300%, 01/16/24	553,702

500,000	FNB Corp. 2.200%, 02/24/23	500,305

500,000	Franklin Resources, Inc. 2.800%, 09/15/22	522,540

500,000	Goldman Sachs Group, Inc. 3.000%, 04/26/22	508,985

150,000	5.750%, 01/24/22	161,434

250,000	HAT Holdings I, LLC / HAT Holdings II, LLC* 5.250%, 07/15/24	260,874

500,000	Huntington National Bank 1.800%, 02/03/23	515,770

	Hyundai Capital America*

250,000	3.950%, 02/01/22	259,193

250,000	3.000%, 06/20/22	256,991

250,000	2.375%, 02/10/23	255,206

	Inter-American Development Bank

1,000,000	1.750%, 04/14/22	1,026,155

1,000,000	1.750%, 03/14/25	1,063,900

1,000,000	0.343%, 03/15/22‡ 3 mo. USD LIBOR + 0.03%	999,925

	International Bank for Reconstruction & Development

1,000,000	1.625%, 02/10/22	1,021,680

1,000,000	1.625%, 01/15/25	1,057,180

300,000	Jaguar Holding Company II / Pharmaceutical Product Development, LLC* 4.625%, 06/15/25	316,353

PRINCIPAL AMOUNT		VALUE

500,000	JPMorgan Chase & Company‡ 1.514%, 06/01/24 SOFR + 1.46%	$512,087

500,000	KeyCorp 2.900%, 09/15/20	501,470

2,000,000	Kreditanstalt fuer Wiederaufbau 2.500%, 02/15/22	2,070,790

500,000	Lloyds Banking Group, PLC‡ 2.858%, 03/17/23 3 mo. USD LIBOR + 1.25%	516,767

250,000	Macquarie Bank, Ltd.* 2.100%, 10/17/22	258,175

650,000	Macquarie Group, Ltd.*‡ 4.150%, 03/27/24 3 mo. USD LIBOR + 1.33%	700,570

250,000	Marsh & McLennan Companies, Inc. 4.800%, 07/15/21	257,946

500,000	Metropolitan Life Global Funding I* 3.375%, 01/11/22	521,990

500,000	0.900%, 06/08/23	506,100

750,000	Mitsubishi UFJ Financial Group, Inc. 3.218%, 03/07/22	781,976

750,000	Mizuho Financial Group, Inc.‡ 2.721%, 07/16/23 3 mo. USD LIBOR + 0.84% National Bank of Canada	776,419

500,000	2.150%, 10/07/22*	516,700

250,000	2.100%, 02/01/23	259,771

500,000	National Securities Clearing Corp.* 1.200%, 04/23/23	510,233

500,000	Navient Corp. 5.875%, 03/25/21	508,073

500,000	Nordea Bank Abp* 1.000%, 06/09/23	507,493

1,000,000	Oesterreichische Kontrollbank, AG 1.500%, 02/12/25	1,049,550

200,000	OneMain Finance Corp. 6.125%, 05/15/22	211,133

500,000	PACCAR Financial Corp. 2.000%, 09/26/22	516,752

250,000	PNC Bank, N.A. 2.500%, 01/22/21	252,174

250,000	PNC Financial Services Group, Inc. 2.200%, 11/01/24	266,141

250,000	Prudential Financial, Inc. 4.500%, 11/16/21	263,145

500,000	Reliance Standard Life Global Funding II* 3.850%, 09/19/23	541,622

	Royal Bank of Canada

250,000	2.800%, 04/29/22	260,591

250,000	2.500%, 01/19/21	252,526

250,000	1.950%, 01/17/23	259,433

750,000	Santander Holdings USA, Inc. 3.700%, 03/28/22	778,110

	SBA Tower Trust*

500,000	3.168%, 04/09/47	506,320

165,000	3.722%, 04/09/48	169,448

	Shell International Finance, BV

500,000	1.875%, 05/10/21	506,000

250,000	2.000%, 11/07/24	264,170

See accompanying Notes to Schedule of Investments

3

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

750,000	Silversea Cruise Finance, Ltd.* 7.250%, 02/01/25	$722,670

750,000	Skandinaviska Enskilda Banken, AB* 3.050%, 03/25/22	782,257

500,000	Starwood Property Trust, Inc. 3.625%, 02/01/21	498,173

500,000	State Street Corp.‡ 2.354%, 11/01/25 SOFR + 0.94%	536,607

250,000	2.825%, 03/30/23* SOFR + 2.69%	259,691

	Svensk Exportkredit, AB

1,000,000	2.375%, 03/09/22^	1,033,070

500,000	0.375%, 07/30/24	500,323

	Toronto-Dominion Bank

500,000	0.750%, 06/12/23	504,740

350,000	2.550%, 01/25/21	353,834

500,000	Travelers Companies, Inc. 3.900%, 11/01/20	504,303

250,000	Truist Financial Corp. 3.050%, 06/20/22	261,984

250,000	Truist Financial Corp. 2.200%, 03/16/23	261,110

500,000	USAA Capital Corp.* 1.500%, 05/01/23	515,212

250,000	2.625%, 06/01/21	254,855

500,000	Ventas Realty, LP 3.125%, 06/15/23	518,057

500,000	VICI Properties, LP / VICI Note Company, Inc.*^ 3.500%, 02/15/25	508,420

100,000	Weingarten Realty Investors^ 3.375%, 10/15/22	102,305

500,000	Wells Fargo & Company‡ 1.654%, 06/02/24 SOFR + 1.60%	509,945

500,000	Zions Bancorporation, N.A. 3.350%, 03/04/22	516,760

		51,738,412

	Health Care (4.0%)

	AbbVie, Inc.

250,000	3.375%, 11/14/21	259,721

250,000	2.300%, 11/21/22*	259,509

750,000	Acadia Healthcare Company, Inc. 5.625%, 02/15/23	762,589

	AstraZeneca, PLC

500,000	2.375%, 11/16/20	502,922

250,000	2.375%, 06/12/22	258,721

250,000	Baxter International, Inc.* 3.750%, 10/01/25	286,958

250,000	Bristol-Myers Squibb Company 3.550%, 08/15/22	266,140

	Centene Corp.

500,000	4.750%, 05/15/22	509,860

250,000	4.750%, 01/15/25	259,705

750,000	Elanco Animal Health, Inc. 4.662%, 08/27/21	780,836

	Gilead Sciences, Inc.

500,000	3.250%, 09/01/22	527,467

250,000	2.550%, 09/01/20	250,438

	GlaxoSmithKline Capital, PLC

500,000	2.850%, 05/08/22	522,100

100,000	0.774%, 05/14/21‡

	3 mo. USD LIBOR + 0.35%	100,228

PRINCIPAL AMOUNT		VALUE

167,000	HCA, Inc. 4.750%, 05/01/23	$182,983

250,000	McKesson Corp. 3.650%, 11/30/20	252,675

500,000	Tenet Healthcare Corp.* 4.625%, 09/01/24	516,482

100,000	UnitedHealth Group, Inc.‡ 0.573%, 06/15/21 3 mo. USD LIBOR + 0.26%	100,033

	Zoetis, Inc.

254,000	3.450%, 11/13/20	255,487

250,000	3.250%, 08/20/21	257,283

		7,112,137

	Industrials (8.5%)

200,000	3M Company 3.000%, 09/14/21	205,745

	Air Lease Corp.

520,000	3.500%, 01/15/22	527,116

250,000	2.250%, 01/15/23	248,144

200,000	3.375%, 06/01/21	202,393

500,000	Aircastle, Ltd. 5.500%, 02/15/22	508,615

500,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 3.500%, 02/15/23	511,260

500,000	Alimentation Couche-Tard, Inc.* 2.700%, 07/26/22	516,497

250,000	American Airlines Group, Inc.* 5.000%, 06/01/22	139,899

500,000	Avolon Holdings Funding, Ltd.* 3.625%, 05/01/22	484,305

500,000	BMW Finance, NV* 2.250%, 08/12/22	515,910

250,000	Boeing Company^ 2.300%, 08/01/21	252,083

801,000	Cascades, Inc.* 5.750%, 07/15/23	815,206

500,000	Equifax, Inc. 3.300%, 12/15/22	526,790

250,000	FedEx Corp. 3.400%, 01/14/22	260,476

500,000	Fly Leasing, Ltd. 5.250%, 10/15/24	407,638

100,000	GATX Corp.‡ 1.261%, 11/05/21 3 mo. USD LIBOR + 0.72%	99,760

100,000	General Dynamics Corp.‡ 0.828%, 05/11/21 3 mo. USD LIBOR + 0.38%	100,235

500,000	Graphic Packaging International, LLC 4.750%, 04/15/21	507,292

500,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	519,002

129,321	Hawaiian Airlines Pass Through Certificates Series 2013-1, Class B 4.950%, 07/15/23	114,288

250,000	Honeywell International, Inc. 1.350%, 06/01/25	258,988

250,000	Huntington Ingalls Industries, Inc.* 3.844%, 05/01/25	277,911

500,000	Infor, Inc.*^ 1.450%, 07/15/23	506,107

See accompanying Notes to Schedule of Investments

4

Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	John Deere Capital Corp.

500,000	3.200%, 01/10/22	$520,770

250,000	2.950%, 04/01/22	260,943

250,000	0.700%, 07/05/23	252,505

500,000	Leidos, Inc.* 2.950%, 05/15/23	527,410

500,000	Meritor, Inc.^ 6.250%, 02/15/24	512,885

500,000	Norfolk Southern Corp. 3.250%, 12/01/21	516,277

250,000	Park Aerospace Holdings, Ltd.* 5.250%, 08/15/22	240,691

250,000	3.625%, 03/15/21	245,078

250,000	QVC, Inc. 5.125%, 07/02/22	261,128

500,000	Roper Technologies, Inc. 2.800%, 12/15/21	514,970

500,000	Ryder System, Inc. 2.875%, 06/01/22	519,217

500,000	Siemens Financieringsmaatschappij, NV* 1.700%, 09/15/21	508,720

1,000,000	SMBC Aviation Capital Finance DAC* 4.125%, 07/15/23	1,049,725

500,000	Union Pacific Corp. 2.950%, 03/01/22	520,732

250,000	Upjohn, Inc.* 1.125%, 06/22/22	252,244

		15,208,955

	Information Technology (3.8%)

434,000	Apple, Inc. 2.700%, 05/13/22	452,521

500,000	Broadcom, Inc.* 3.125%, 04/15/21	507,990

500,000	Broadridge Financial Solutions, Inc. 3.950%, 09/01/20	501,300

300,000	CDW, LLC / CDW Finance Corp. 4.125%, 05/01/25	317,918

500,000	Dell International, LLC / EMC Corp.* 5.450%, 06/15/23	551,265

77,000	5.875%, 06/15/21	77,258

300,000	Hewlett Packard Enterprise Company 2.250%, 04/01/23	310,469

250,000	1.450%, 04/01/24	250,911

225,000	3.500%, 10/05/21	232,070

500,000	Intuit, Inc. 0.650%, 07/15/23	503,687

250,000	NetApp, Inc. 1.875%, 06/22/25	259,513

120,000	NortonLifeLock, Inc. 4.200%, 09/15/20	120,285

500,000	NVIDIA Corp. 2.200%, 09/16/21	509,485

500,000	NXP, BV / NXP Funding, LLC* 4.125%, 06/01/21	513,815

500,000	Oracle Corp. 2.400%, 09/15/23	528,767

750,000	PayPal Holdings, Inc. 2.200%, 09/26/22	779,171

PRINCIPAL AMOUNT		VALUE

375,000	PTC, Inc.* 3.625%, 02/15/25	$388,942

		6,805,367

	Materials (1.4%)

485,000	Alcoa Nederland Holding, BV* 6.750%, 09/30/24	505,726

601,000	DuPont de Nemours, Inc. 3.766%, 11/15/20	606,619

750,000	Georgia-Pacific, LLC* 5.400%, 11/01/20	758,771

500,000	Sealed Air Corp.* 4.875%, 12/01/22	527,810

100,000	Vulcan Materials Company‡ 1.000%, 03/01/21 3 mo. USD LIBOR + 0.65%	99,950

		2,498,876

	Real Estate (1.2%)

200,000	Federal Realty Investment Trust 2.550%, 01/15/21	200,708

500,000	Kimco Realty Corp. 3.125%, 06/01/23	521,407

147,000	3.200%, 05/01/21	148,627

500,000	Service Properties Trust 5.000%, 08/15/22	494,040

31,000	4.250%, 02/15/21	30,967

250,000	Simon Property Group, LP 2.000%, 09/13/24	258,604

500,000	Welltower, Inc. 3.625%, 03/15/24	544,882

		2,199,235

	Utilities (4.7%)

510,000	American Electric Power Company, Inc. 3.650%, 12/01/21	531,387

100,000	Consolidated Edison Company of New York, Inc.‡ 0.697%, 06/25/21 3 mo. USD LIBOR + 0.40%	100,315

500,000	Consolidated Edison, Inc. 2.000%, 05/15/21	506,080

500,000	Dominion Energy, Inc.*** 2.715%, 08/15/21	510,985

300,000	DPL, Inc.* 4.125%, 07/01/25	316,293

500,000	DTE Energy Company 2.600%, 06/15/22	518,245

250,000	2.250%, 11/01/22	258,895

500,000	Duke Energy Carolinas, LLC 3.350%, 05/15/22	527,582

760,000	Entergy Arkansas, LLC^ 3.750%, 02/15/21	767,520

750,000	Georgia Power Company 2.100%, 07/30/23	784,226

500,000	NextEra Energy Capital Holdings, Inc. 2.900%, 04/01/22	521,132

500,000	NGPL PipeCo, LLC* 4.375%, 08/15/22	518,973

1,000,000	Pacific Gas and Electric Company 1.750%, 06/16/22	1,004,075

100,000	PPL Capital Funding, Inc.‡ 2.973%, 03/30/67 3 mo. USD LIBOR + 2.67%	75,735

See accompanying Notes to Schedule of Investments

5

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

100,000	Sempra Energy‡ 0.763%, 03/15/21 3 mo. USD LIBOR + 0.45%	$100,487

250,000	WEC Energy Group, Inc. 3.100%, 03/08/22	260,234

250,000	Wisconsin Public Service Corp. 3.350%, 11/21/21	259,393

733,000	Xcel Energy, Inc. 2.600%, 03/15/22	755,716

		8,317,273

	TOTAL CORPORATE BONDS (Cost $124,822,109)	127,234,467

CONVERTIBLE BONDS (0.6%)

	Communication Services (0.4%)

650,000	Twitter, Inc. 1.000%, 09/15/21	643,312

	Financials (0.2%)

400,000	Prospect Capital Corp. 4.950%, 07/15/22	404,870

	TOTAL CONVERTIBLE BONDS (Cost $1,037,671)	1,048,182

U.S. GOVERNMENT AND AGENCY SECURITIES (4.7%)

	United States Treasury Note

3,000,000	1.375%, 06/30/23^	3,109,453

2,000,000	2.000%, 05/31/24	2,140,625

2,000,000	1.750%, 07/31/24^	2,126,172

1,000,000	1.250%, 08/31/24	1,043,945

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $7,952,682)	8,420,195

BANK LOANS (1.7%) ¡

	Communication Services (0.3%)

496,256	CSC Holdings, LLC‡ 2.675%, 04/15/27 1 mo. LIBOR + 2.50%	482,041

	Financials (0.3%)

505,992	Level 3 Financing, Inc.‡ 1.911%, 03/01/27 1 mo. LIBOR + 1.75%	491,341

	Industrials (1.0%)

875,000	Berry Global, Inc. ‡ 2.188%, 10/01/22 1 mo. LIBOR + 2.00%	861,385

493,671	Navistar International Corp.‡ 3.690%, 11/06/24 1 mo. LIBOR + 3.50%	479,888

493,731	TransDigm, Inc.‡ 2.411%, 12/09/25 1 mo. LIBOR + 2.25%	463,534

		1,804,807

PRINCIPAL AMOUNT		VALUE

	Information Technology (0.1%)

248,750	Camelot U.S. Acquisition 1 Company‡ 3.161%, 10/30/26 1 mo. LIBOR + 3.00%	$244,241

	TOTAL BANK LOANS (Cost $3,110,828)	3,022,430

ASSET BACKED SECURITIES (13.6%)

	Airlines (0.1%)

177,951	American Airlines Pass Through Trust Series 2013-1, Class B* 5.625%, 07/15/22	147,728

	Communication Services (0.6%)

1,000,000	Verizon Owner Trust Series 2020- A, Class B 1.980%, 07/22/24	1,019,102

	Consumer Discretionary (1.0%)

208,333	Avis Budget Rental Car Funding AESOP, LLC Series 2015-2A, Class A* 2.630%, 12/20/21	208,331

1,500,000	Avis Budget Rental Car Funding AESOP, LLC Series 2017-1A, Class A* 3.070%, 09/20/23	1,502,171

		1,710,502

	Financials (10.4%)

500,000	American Tower Trust #1 Series 2013-2A* 3.070%, 03/15/48	509,588

408,887	Commonbond Student Loan Trust Series 2019-AGS, Class A1* 2.540%, 01/25/47	418,091

43,802	Credit Acceptance Auto Loan Trust Series 2017-3A, Class A* 2.650%, 06/15/26	44,062

172,736	Dell Equipment Finance Trust Series 2017-2, Class B* 2.470%, 10/24/22	172,861

167,003	Dell Equipment Finance Trust Series 2018-1, Class A3* 3.180%, 06/22/23	168,103

11,983	Dell Equipment Finance Trust Series 2018-2, Class A2* 3.160%, 02/22/21	11,997

1,000,000	Dell Equipment Finance Trust Series 2018-2, Class A3* 3.370%, 10/22/23	1,011,983

318,116	DT Auto Owner Trust Series 2019-3A, Class A* 2.550%, 08/15/22	319,876

1,000,000	DT Auto Owner Trust Series 2020-1A, Class B* 2.160%, 05/15/24	1,013,202

144,920	Enterprise Fleet Financing, LLC Series 2018-1, Class A2* 2.870%, 10/20/23	145,825

1,000,000	Enterprise Fleet Financing, LLC Series 2019-3, Class A2* 2.060%, 05/20/25	1,013,824

See accompanying Notes to Schedule of Investments

6

Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,000,000	Ford Credit Floorplan Master Owner Trust Series 2019-1, Class A 2.840%, 03/15/24	$1,032,998

124,191	GM Financial Consumer Automobile Receivables Series 2018-3, Class A3 3.020%, 05/16/23	126,476

551,390	Hertz Fleet Lease Funding, LP Series 2018-1, Class A2* 3.230%, 05/10/32	554,694

1,000,000	Kubota Credit Owner Trust Series 2020-1A, Class A3* 1.960%, 03/15/24	1,028,368

936,400	MMAF Equipment Finance, LLC Series 2019-B, Class A2* 2.070%, 10/12/22	945,430

1,000,000	Navistar Financial Dealer Note Master Owner Trust II Series 2019-1, Class A*‡ 0.812%, 05/25/24 1 mo. USD LIBOR + 0.64%	995,534

1,200,000	NextGear Floorplan Master Owner Trust Series 2019-1A, Class A2* 3.210%, 02/15/24	1,214,744

998,385	OSCAR US Funding Trust VIII, LLC Series 2018-1A, Class A3* 3.230%, 05/10/22	1,005,961

1,647,014	Palmer Square Loan Funding, Ltd. Series 2019-3A, Class A1*‡ 1.227%, 08/20/27 3 mo. USD LIBOR + 0.85%	1,622,808

212,520	SoFi Consumer Loan Program Trust Series 2018-4, Class A* 3.540%, 11/26/27	214,405

835,162	SoFi Professional Loan Program LLC Series 2016-E, Class A2B* 2.490%, 01/25/36	841,174

398,920	SoFi Professional Loan Program Trust Series 2020-A, Class A1FX* 2.060%, 05/15/46	402,485

1,615,000	Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A* 2.560%, 11/25/31	1,723,336

500,000	Volvo Financial Equipment, LLC Series 2018-1A, Class A4* 2.760%, 10/17/22	511,135

1,525,000	Volvo Financial Equipment, LLC Series 2018-1A, Class B* 2.910%, 01/17/23	1,564,662

30,000	World Financial Network Credit Card Master Trust Series 2015-B, Class A 2.550%, 06/17/24	30,013

		18,643,635

	Other (1.3%)

500,000	CNH Equipment Trust Series 2020-A 1.160%, 06/16/25	506,824

761,703	MVW Owner Trust Series 2019- 1A, Class A* 2.890%, 11/20/36	786,634

78,084	SCF Equipment Leasing, LLC Series 2018-1A, Class A2* 3.630%, 10/20/24	79,483

PRINCIPAL AMOUNT		VALUE

500,168	SCF Equipment Leasing, LLC Series 2019-2A, Class A1* 2.220%, 06/20/24	$504,792

400,000	Tesla Auto Lease Trust Series 2020-A* 0.680%, 12/20/23	399,920

		2,277,653

	Utilities (0.2%)

400,000	Harley-Davidson Motorcycle Trust Series 2020-A, Class A3 1.870%, 10/15/24	410,106

	TOTAL ASSET BACKED SECURITIES (Cost $23,871,708)	24,208,726

RESIDENTIAL MORTGAGE BACKED SECURITIES (2.3%)

1,548,000	CSAIL Commercial Mortgage Trust Series 2017-CX9, Class A2 3.054%, 09/15/50	1,594,699

490,529	Federal Home Loan Mortgage Corp. 3.000%, 01/25/26	491,264

57,815	Federal National Mortgage Association‡ 2.760%, 04/01/21	57,882

422	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016- C29, Class A1 1.597%, 05/15/49	422

103,485	Morgan Stanley Capital I Trust, Series 2018-H3, Class A1 3.176%, 07/15/51	106,183

215,729	Wells Fargo Commercial Mortgage Trust Series 2015- LC20, Class A2 2.678%, 04/15/50	218,604

672,517	Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class A2 3.118%, 01/15/60	687,102

534,000	WFRBS Commercial Mortgage Trust Series 2011-C4, Class A4*‡ 4.902%, 06/15/44	546,904

180,085	WFRBS Commercial Mortgage Trust Series 2012-C10, Class ASB 2.453%, 12/15/45	182,862

214,496	WFRBS Commercial Mortgage Trust Series 2014-LC14, Class ASB 3.522%, 03/15/47	221,713

	TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $4,057,581)	4,107,635

MUNICIPAL OBLIGATIONS (1.2%)

	Airlines (0.1%)

250,000	Dallas/ Fort Worth International Airport 1.041%, 11/01/23	250,000

See accompanying Notes to Schedule of Investments

7

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Industrials (0.1%)

100,000	Metropolitan Transportation Authority 5.269%, 11/15/20	$100,712

	Other (0.4%)

260,000	City of Miami, Florida* 3.558%, 01/01/21	261,044

250,000	West Covina Public Financing Authority 1.847%, 08/01/22	250,470

250,000	West Covina Public Financing Authority 1.747%, 08/01/21	250,308

		761,822

	Utilities (0.6%)

505,000	Augusta GA Water & Sewer Revenue 4.300%, 10/01/26	558,250

500,000	Pennsylvania Turnpike Commission 1.812%, 12/01/20	501,314

		1,059,564

	TOTAL MUNICIPAL OBLIGATIONS (Cost $2,157,525)	2,172,098

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (3.9%)

6,995,045	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.040%*** (Cost $6,995,045)	6,995,045

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.4%)

4,262,619	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $4,262,619)	4,262,619

TOTAL INVESTMENTS (101.7%) (Cost $178,267,768)		181,471,397

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.4%)		(4,262,619)

OTHER ASSETS, LESS LIABILITIES (0.7%)		1,252,146

NET ASSETS (100.0%)		$178,460,924

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2020.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2020.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
***	The rate disclosed is the 7 day net yield as of July 31, 2020.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2020.

See accompanying Notes to Schedule of Investments

8

Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

FUTURES CONTRACTS

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys 50	U.S. Treasury Note 5-Year	Sep 2020	$6,306,250	$35,812

See accompanying Notes to Schedule of Investments

9

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of eighteen series, Market Neutral Income Fund, Hedged Equity Fund, Phineus Long/Short Fund, Convertible Fund, Global Convertible Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund (commenced operations on July 31, 2019), Growth Fund, Growth and Income Fund, Dividend Growth Fund, Select Fund, International Growth Fund , Evolving World Growth Fund, Global Equity Fund, Global Growth and Income Fund, Total Return Bond Fund, High Income Opportunities Fund, and Short-Term Bond Fund, (commenced operations on September 19, 2018), (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The Trust currently offers Class A, Class C (except Timpani Small Cap Growth Fund and Timpani SMID Growth Fund), and Class I shares of each of the Funds (except Short-Term Bond Fund). Class R6 shares are offered in Market Neutral Income Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth and Income Fund, International Growth Fund and Global Equity Fund only.

Significant Accounting Policies. The Schedules of Investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Funds:

In March 2017, FASB issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The ASU shortens the amortization period for certain callable debt securities held at a premium. The Funds adopted this ASU as of November 1, 2019, with no material impact on the Funds’ Schedule of Investments.

Fund Valuation. The valuation of the Funds’ investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of July 31, 2020, certain Funds had outstanding forward foreign currency contracts as listed on their Schedules of Investments.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2020 was as follows:*

FUND	COST BASIS OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Market Neutral Income Fund	$4,552,105,238	$3,084,838,024	$(2,547,327,613)	$537,510,411
Hedged Equity Fund	297,142,916	67,441,322	(32,130,414)	35,310,908
Phineus Long/Short Fund	235,941,938	53,103,841	(106,731,821)	(53,627,980)
Convertible Fund	919,291,084	206,036,204	(35,044,325)	170,991,879
Global Convertible Fund	176,314,954	22,685,667	(8,132,817)	14,552,850
Timpani Small Cap Growth Fund	76,784,866	39,493,624	(821,116)	38,672,508
Timpani SMID Growth Fund	11,642,331	4,552,189	(82,809)	4,469,380
Growth Fund	1,096,459,216	423,848,406	(24,749,193)	399,099,213
Growth and Income Fund	1,435,022,837	740,531,328	(66,308,470)	674,222,858
Dividend Growth Fund	9,088,400	4,912,896	(566,250)	4,346,646
Select Fund	43,251,872	7,086,997	(1,555,093)	5,531,904
International Growth Fund	165,529,025	69,420,868	(3,495,518)	65,925,350
Evolving World Growth Fund	126,753,703	57,197,246	(2,603,764)	54,593,482
Global Equity Fund	64,823,695	31,820,937	(2,399,117)	29,421,820
Global Growth and Income Fund	135,731,233	34,010,719	(5,394,832)	28,615,887
Total Return Bond Fund	80,233,378	6,094,475	(491,200)	5,603,275
High Income Opportunities Fund	43,386,346	1,572,624	(4,504,626)	(2,932,002)
Short-Term Bond Fund	178,267,768	4,245,588	(1,006,147)	3,239,441

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.